File Numbers 333-109853
811-4585

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	□
Post-Effective Amendment No. 23	☒
And/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 143	☒

Minnesota Life Variable Life Account
(formerly Minnesota Mutual Variable Life Account)
(Exact Name of Registrant)

Minnesota Life Insurance Company
(formerly The Minnesota Mutual Life Insurance Company)
(Depositor)

400 Robert Street North, St. Paul, Minnesota 55101-2098
(Depositor’s Principal Executive Offices)
1-651-665-3500
(Depositor’s Telephone Number, including Area Code)

Gary R. Christensen, Esq.
Senior Vice President, General Counsel and Secretary

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
(Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485

□	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Variable Adjustable Life Insurance Policies

Prospectus
Minnesota Life Insurance Company
Minnesota Life Variable Life Account
Variable Adjustable Life Insurance Policy
This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company (“Minnesota Life”). The Policy may be adjusted, within described limits, as to face amount, Premium amount and the plan of insurance.
Variable Adjustable Life Policy Values may be invested in Our separate account called the Minnesota Life Variable Life Account (“Variable Life Account”). Policy Values may also be invested in a general account option. The Actual Cash Value of each Policy will vary with the investment experience of these options.
You should consider the Policy in conjunction with other insurance You own. Replacing Your existing life insurance with this Policy may not be to Your advantage. In addition, it may not be to Your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult Your registered representative or financial professional.
The Variable Life Account invests in the following Fund Portfolios:
Securian Funds Trust
•	SFT Core Bond Fund — Class 2 Shares
•	SFT Government Money Market Fund
•	SFT Index 400 Mid-Cap Fund — Class 2 Shares
•	SFT Index 500 Fund — Class 2 Shares
•	SFT International Bond Fund — Class 2 Shares
•	SFT IvySM Growth Fund*
•	SFT IvySM Small Cap Growth Fund*
•	SFT Real Estate Securities Fund — Class 2 Shares
•	SFT T. Rowe Price Value Fund
•	SFT Wellington Core Equity Fund — Class 2 Shares
* ‘Ivy’ is the service mark of Ivy Distributors, Inc., an affiliate of the Ivy Investment Management Company, the fund’s subadvisor.
AB Variable Products Series Fund, Inc.
•	International Value Portfolio — Class B Shares
American Century Variable Portfolios, Inc.
•	VP Income & Growth Fund — Class II Shares
American Century Variable Portfolios II, Inc.
•	VP Inflation Protection Fund — Class II Shares
American Funds Insurance Series®
•	Capital World Bond Fund — Class 2 Shares
•	Global Growth Fund — Class 2 Shares
•	Global Small Capitalization Fund — Class 2 Shares
•	Growth Fund — Class 2 Shares
•	Growth-Income Fund — Class 2 Shares
•	International Fund — Class 2 Shares
•	New World Fund® — Class 2 Shares
•	U.S. Government/AAA-Rated Securities Fund — Class 2 Shares
Fidelity® Variable Insurance Products Funds
•	Equity-Income Portfolio — Service Class 2 Shares
•	Mid Cap Portfolio — Service Class 2 Shares
Franklin Templeton Variable Insurance Products Trust
•	Franklin Mutual Shares VIP Fund — Class 2 Shares
•	Franklin Small Cap Value VIP Fund — Class 2 Shares
•	Franklin Small-Mid Cap Growth VIP Fund — Class 2 Shares
•	Templeton Developing Markets VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs VIT High Quality Floating Rate Fund — Service Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
•	Invesco Oppenheimer V.I. International Growth Fund — Series II Shares
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund® — Series II Shares
•	Invesco V.I. American Value Fund — Series II Shares
•	Invesco V.I. Comstock Fund — Series II Shares
•	Invesco V.I. Equity and Income Fund — Series II Shares
•	Invesco V.I. Growth and Income Fund — Series II Shares
•	Invesco V.I. Small Cap Equity Fund — Series II Shares
Ivy Variable Insurance Portfolios
•	Ivy VIP Asset Strategy — Class II Shares
•	Ivy VIP Balanced — Class II Shares
•	Ivy VIP Core Equity — Class II Shares
•	Ivy VIP Global Growth — Class II Shares
•	Ivy VIP High Income — Class II Shares
•	Ivy VIP International Core Equity — Class II Shares
•	Ivy VIP Mid Cap Growth — Class II Shares
•	Ivy VIP Natural Resources — Class II Shares
•	Ivy VIP Science and Technology — Class II Shares
•	Ivy VIP Small Cap Core — Class II Shares
•	Ivy VIP Small Cap Growth — Class II Shares
•	Ivy VIP Value — Class II Shares
Janus Aspen Series
•	Janus Henderson Balanced Portfolio — Service Shares
•	Janus Henderson Forty Portfolio — Service Shares
•	Janus Henderson Mid Cap Value Portfolio — Service Shares
•	Janus Henderson Overseas Portfolio — Service Shares
MFS® Variable Insurance Trust
•	MFS® Mid Cap Growth Series — Service Class
MFS® Variable Insurance Trust II
•	MFS® International Intrinsic Value Portfolio — Service Class
Morgan Stanley Variable Insurance Fund, Inc.
•	Emerging Markets Equity Portfolio — Class II Shares
ALPS Variable Investment Trust
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio — Class II Shares*
•	Morningstar Balanced ETF Asset Allocation Portfolio — Class II Shares*
•	Morningstar Conservative ETF Asset Allocation Portfolio — Class II Shares*
•	Morningstar Growth ETF Asset Allocation Portfolio — Class II Shares*
•	Morningstar Income and Growth ETF Asset Allocation Portfolio — Class II Shares*
* These portfolios are structured as fund of funds that invest directly in shares of underlying funds.
Neuberger Berman Advisers Management Trust
•	Neuberger Berman AMT Sustainable Equity Portfolio — S Class Shares
PIMCO Variable Insurance Trust
•	PIMCO VIT Low Duration Portfolio — Advisor Class Shares
•	PIMCO VIT Total Return Portfolio — Advisor Class Shares
Putnam Variable Trust
•	Putnam VT Equity Income Fund — Class IB Shares
•	Putnam VT Growth Opportunities Fund — Class IB Shares
•	Putnam VT International Equity Fund — Class IB Shares
•	Putnam VT Sustainable Leaders Fund — Class IB Shares

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 800-643-5728.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line at 800-643-5728. Your election to receive reports in paper will apply to all portfolio companies under your policy.
Please note that the Policy and the Portfolios:
•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.
This prospectus must be accompanied by the current prospectuses of the Funds. You should read the prospectus carefully and retain it for future reference.
The policy has not been approved or disapproved by the SEC. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Minnesota Life
400 Robert Street North • St. Paul, Minnesota 55101-2098
Ph 651/665-3500 • http:/www.securian.com
Dated: May 1, 2020

Summary of Benefits and Risks
The following summary is designed to answer certain general questions concerning the Policy and to give You a brief overview of the more significant features. The summary is not comprehensive and You should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable life insurance policy called VAL Summit. As the Policy Owner, You can exercise all the rights under the Policy, including the right to change the owner and the beneficiary and the right to make policy adjustments. This kind of policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. This policy is no longer issued after December 31, 2013 and certain agreements may no longer be available.
What are some of the benefits of the Policy?
The Policy described in this prospectus combines a guaranteed plan of insurance, flexible administrative procedures, and significant and useful market sensitive investment features.
What is the guaranteed plan of insurance?
For any given level of Premium, face amount and death benefit option, We guarantee a specific plan of insurance. The plan of insurance is the period during which insurance coverage is guaranteed and the period during which You must pay Premiums to maintain that guarantee. These two periods are not always the same. For example, the Policy could have insurance coverage for life, with Premiums payable for 30 years. See “Adjustable Life Insurance.”
What makes the Policy “Adjustable”?
The Policy is called “Adjustable” because it allows You the flexibility to tailor Your Policy to Your needs at issue and thereafter to change or adjust Your Policy as Your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, You may choose the level of Premium You wish to pay, the face amount and death benefit option that You need. Based on these three factors, We will calculate the guaranteed plan of insurance. Some limitations do apply to policy adjustments. See “Policy Adjustments.”
The maximum plan of insurance available is a whole life plan where the Policy becomes Paid Up after the payment of ten annual Base Premiums. The minimum plan of insurance that We offer at original issue is a protection plan that provides guaranteed insurance coverage for ten years with Premiums payable for ten years. See “Adjustable Life Insurance.” A protection plan of insurance guarantees insurance coverage and a certain Premium level, for a specified number of years, always less than for whole life. A protection plan offers the most insurance protection with the lowest initial level of Premiums and with the least cash value.
For any given face amount and death benefit option, You may select a Premium that results in a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. In general, the higher the Premium You pay, the greater will be Your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which You need to pay Premiums before Your Policy becomes Paid Up.

What makes the Policy “Variable”?
The Policy is called “Variable” because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of Ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your Policy Values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See “Variable Life Account” and “The Funds.”
Those seeking the traditional insurance protections of a guaranteed cash value may allocate Premiums to the guaranteed interest account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed interest account, You do not bear the risk that adverse investment performance will depreciate the account value. See “The Guaranteed interest account.”
What death benefit options are offered under the Policy?
The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits Your need.
The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased Actual Cash Values. The death benefit will vary only if necessary to satisfy the definition of life insurance under the Internal Revenue Code.
The Protection Option provides a variable death benefit equal to the guaranteed face amount plus the Policy Value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased Actual Cash Values. See “Death Benefit Options.”
Do You have access to Your Policy Values?
Yes. Your Policy Value is the Actual Cash Value plus any policy loan. See “Actual Cash Value.” You may transfer Actual Cash Values among the available investment options, make a partial surrender of the Actual Cash Values, or surrender the Policy. There may be a Surrender Charge when the Policy is surrendered. See “Transfers” and “Surrender.” You may also borrow up to 90 percent of Your Policy Value less surrender charge as a policy loan. See “Policy Loans.” Some of these transactions may have significant tax consequences. See “Federal Tax Status.”
What are some of the risks of the Policy?
There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, You bear the risk that adverse investment performance may depreciate Your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the Policy. See “Actual Cash Value.”

There is a risk that a Policy will terminate. This will occur if there is insufficient Actual Cash Value to cover policy charges, or if there is no Actual Cash Value when there is a policy loan. Policy loans may increase the risk that the Policy will terminate. If a Policy with a substantial loan terminates, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See “Policy Premiums.”
You may fully surrender the Policy. In some situations there will be a Surrender Charge. Surrendering Your Policy may have significant tax consequences.
You may make a partial surrender of the Actual Cash Values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the account value and the death benefit and will increase the risk of lapse or termination. In addition, a partial surrender may have significant tax consequences. See “Federal Tax Status.”
There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard Premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary’s gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.
There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract (“MEC”). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts You receive, such as cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See “Federal Tax Status.”
The Guaranteed Principal Account is part of Our general account, which consists of all assets owned by Us other than those in the Variable Life Account and any other separate accounts which We may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.
The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Portfolio values could decline depending upon changes in the underlying Funds. Depending upon the timing of withdrawals, owners could lose all or part of their Premium payments.
Summary Fee Tables
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges You will pay. Your Policy’s schedule pages indicate the charges applicable to Your Policy. More information about Your charges is available upon request by contacting Us at the telephone number or address listed on the cover page of this prospectus.

Transaction Fees
This table describes the fees and expenses that are payable at the time that You buy the Policy, pay Premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Charge	When Charge is Deducted	Amount Deducted
Premium Charge	Upon Premium payment	Maximum of 5.75 percent of Premium in all years(1)
Policy Adjustment Transaction Charge(2)	At Policy adjustment for changes in Premium, face amount, plan of insurance, and death benefit option	$25
Partial Surrender Transaction Charge	At partial surrender	Lesser of $25 or 2 percent of partial surrender amount
Transfer Transaction Charge	At transfer of cash values	Maximum of $25; currently $10(3)
Surrender Charge	At Policy surrender or termination	Maximum of the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period(4)
(1)	The Premium charge applies to Base Premiums and Non-Repeating Premiums. It does not apply to Premiums for Additional Benefits. See “Additional Benefits.” This charge is currently 5.75 percent on Base Premiums and 3 percent on Non-Repeating Premiums. Base Premiums are Premiums paid for the basic Policy before any Premiums for additional benefits. Non-Repeating Premiums are Premiums paid in addition to planned Premiums.
(2)	See “Policy Adjustments.”
(3)	Currently, no transfer transaction charge is assessed.
(4)	The Policy Issue Charge is assessed during the first ten years after Policy issue or Policy adjustment involving an increase in Premium or net amount at risk. See Periodic Charges table below. If the Policy is terminated or surrendered during that ten year period, We will assess a Surrender Charge. The maximum Surrender Charge is the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period. This amount will not be adjusted for present value.
Periodic Charges Other Than Investment Option Operating Expenses
The next tables describe the fees and expenses that You will pay periodically during the time that You own the Policy, not including fees and expenses of the variable investment options.
Charge	When Charge is Deducted	Amount Deducted
Monthly Policy Charge	Monthly	Maximum of $12 plus $0.0125 per $1,000 of face amount; currently $5 plus $0.0125 per $1,000 of face amount
Policy Issue Charge(1)	Monthly	Maximum of $146.36 and minimum of $0.46 per $1,000 of face amount
The charge for a representative male nonsmoker standard risk age 45 would be $2.44 per $1,000 of face amount

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge	Monthly	Maximum of $83.33 and minimum of $0.01 per $1,000 of net amount at risk(2)
The charge for a representative male nonsmoker preferred select risk age 45 would be $0.07 per $1,000 of net amount at risk(3)
Cash Extra Charge(3)	Monthly	Maximum of $76 and minimum of $0.00 per $1,000 of net amount at risk(2)
The charge for a representative male nonsmoker risk age 45 would be $0.01 per $1,000 of face amount(3)
Mortality and Expense Risk Charge	Daily	An annual rate of 0.50 percent of average daily net assets of Variable Life Account
Loan Interest Charge(4)	Annually and upon policy adjustment	Loan interest accrues daily at an annual rate of 5 percent of loan amount
Additional Benefits:
a) Waiver of Premium Agreement	Upon Premium payment	a) Maximum of $11.24 and minimum of $0.12 per $1,000 of face amount annually
The charge for a representative male nonsmoker age 30 would be $0.30 per $1,000 of face amount annually(4)
b) Inflation Agreement	Annually	b) $8 annually
c) Face Amount Increase Agreement	Upon Premium payment	c) Maximum of $2.29 and minimum of $0.65 per $1,000 of agreement coverage annually
The charge for a representative male age 7 would be $0.87 per $1,000 of agreement coverage annually(5)
d) Business Continuation Agreement	Upon Premium payment	d) Maximum of $35.04 and minimum of $0.10 per $1,000 of agreement coverage annually
The charge for a representative male and female both nonsmokers age 40 would be $0.10 per $1,000 of agreement coverage annually(6)
e) Family Term Agreement	Upon Premium payment	e) $5 per $1,000 of agreement coverage annually
(1)	A Policy Issue Charge is assessed during the first ten years after policy issue or policy adjustment involving an increase in Premium or in the net amount at risk. The charge varies by the age and underwriting class of the insured.
(2)	Net amount at risk is defined as death benefit minus Policy Value.
(3)	The charge varies by the age and underwriting class of the insured.
(4)	See “Policy Loan Interest.”
(5)	The charge varies by the age of the insured.

(6)	The charge varies by the ages and underwriting classes for particular insureds.
Total Annual Operating Expenses of the Funds(1)(2)(3)
The next table describes the total annual portfolio operating expenses that You will pay while You own the Policy. The table shows the minimum and maximum expenses (as a percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2019. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses	0.45%	1.52%
(1)	The Total Annual Portfolio Operating Expenses include the investment management fee, distribution (12b-1) fee and other expenses for the Funds.
(2)	The table showing the range of expenses for the Portfolios takes into account the expenses of the Morningstar ETF Asset Allocation Portfolios, each of which is a “fund of funds”. “Fund of funds” portfolios purchase shares of other Funds, in this case exchange traded funds of ETF’s (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, We have taken into account the information received from Morningstar on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Morningstar ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Morningstar ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.
(3)	The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2019 was 0.22 percent, resulting in a net annual portfolio company operating expense of 1.30 percent for the Morgan Stanley VIF Emerging Markets Equity Portfolio. Please see the Morgan Stanley VIF Emerging Markets Equity Portfolio prospectus for additional information.
General Descriptions
Minnesota Life Insurance Company
We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company” (“Minnesota Life”). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.,” which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company,” which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.
Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

Variable Life Account
On October 21, 1985, Our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account, in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a “separate account” under the federal securities laws.
We are the legal owner of the assets in the Variable Life Account. The obligations to Policy Owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus Our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which We may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of Our general account and of any other separate account which We may have established or may later establish.
The Variable Life Account currently has multiple sub-accounts to which You may allocate Premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.
The Funds
Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio’s investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.
Note: If You received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Fund prospectus.
Fund/Portfolio	Investment Adviser and Sub-Adviser	Investment Objective
AB Variable Products Series Fund, Inc.
International Value Portfolio – Class B Shares	AllianceBernstein L.P.	The Portfolio’s investment objective is long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. International Growth Fund – Series II Shares	Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II Shares	Invesco Advisers, Inc..	Seeks capital appreciation.
Invesco V.I. American Value Fund – Series II Shares	Invesco Advisers, Inc.	Long-term capital appreciation.

Fund/Portfolio	Investment Adviser and Sub-Adviser	Investment Objective
Invesco V.I. Comstock Fund – Series II Shares	Invesco Advisers, Inc.	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Equity and Income Fund – Series II Shares	Invesco Advisers, Inc.	Seeks capital appreciation and current income.
Invesco V.I. Growth and Income Fund – Series II Shares	Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
Invesco V.I. Small Cap Equity Fund – Series II Shares	Invesco Advisers, Inc.	Long-term growth of capital.
ALPS Variable Investment Trust (Morningstar)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares	ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	Seeks to provide investors with capital appreciation.
Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares	ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	Seeks to provide investors with capital appreciation and some current income.
Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares	ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	Seeks to provide investors with current income and preservation of capital.
Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares	ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	Seeks to provide investors with capital appreciation.
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares	ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	Seeks to provide investors with current income and capital appreciation.
American Century Variable Portfolios, Inc.
VP Income & Growth Fund – Class II Shares	American Century Investment Management, Inc.	The fund seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund – Class II Shares	American Century Investment Management, Inc.	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series®
Capital World Bond Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Global Growth Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide long-term growth of capital.
Global Small Capitalization Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide long-term growth of capital.
Growth Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide growth of capital.

Fund/Portfolio	Investment Adviser and Sub-Adviser	Investment Objective
Growth-Income Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objectives are to achieve long-term growth of capital and income.
International Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide long-term growth of capital.
New World Fund® – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is long-term capital appreciation.
U.S. Government/AAA-Rated Securities Fund – Class 2 Shares	Capital Research and Management Company	The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.
Fidelity ® Variable Insurance Products Funds
Equity-Income Portfolio – Service Class 2 Shares	Fidelity Management & Research Company LLC (FMR) Sub-Adviser: Other investment advisers serve as sub-advisers for the fund.	Seeks reasonable income.
Mid Cap Portfolio – Service Class 2 Shares	Fidelity Management & Research Company LLC (FMR) Sub-Adviser: Other investment advisers serve as sub-advisers for the fund.	Seeks long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares VIP Fund – Class 2 Shares	Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Small Cap Value VIP Fund – Class 2 Shares	Franklin Mutual Advisers, LLC	Seeks long-term total return..
Franklin Small-Mid Cap Growth VIP Fund – Class 2 Shares	Franklin Advisers, Inc.	Seeks long-term capital growth.
Templeton Developing Markets VIP Fund – Class 2 Shares	Templeton Asset Management Ltd.	Seeks long-term capital appreciation.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT High Quality Floating Rate Fund – Service Shares	Goldman Sachs Asset Management, L.P.	Seeks to provide a high level of current income, consistent with low volatility of principal.
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy – Class II Shares	Ivy Investment Management Company	To seek to provide total return.
Ivy VIP Balanced – Class II Shares	Ivy Investment Management Company	To seek to provide total return through a combination of capital appreciation and current income.
Ivy VIP Core Equity – Class II Shares	Ivy Investment Management Company	To seek to provide capital growth and appreciation.
Ivy VIP Global Growth – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP High Income – Class II Shares	Ivy Investment Management Company	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy VIP International Core Equity – Class II Shares	Ivy Investment Management Company	To seek to provide capital growth and appreciation.

Fund/Portfolio	Investment Adviser and Sub-Adviser	Investment Objective
Ivy VIP Mid Cap Growth – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Natural Resources – Class II Shares	Ivy Investment Management Company Sub-Adviser: Mackenzie Financial Management Company	To seek to provide capital growth and appreciation.
Ivy VIP Science and Technology – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Small Cap Core – Class II Shares	Ivy Investment Management Company	To seek to provide capital appreciation.
Ivy VIP Small Cap Growth – Class II Shares	Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Value – Class II Shares	Ivy Investment Management Company	To seek to provide capital appreciation.
Janus Aspen Series
Janus Henderson Balanced Portfolio – Service Shares	Janus Capital Management LLC	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Forty Portfolio – Service Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Henderson Mid Cap Value Portfolio – Service Shares	Janus Capital Management LLC Sub-Adviser: Perkins Investment Management LLC	Seeks capital appreciation.
Janus Henderson Overseas Portfolio – Service Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
MFS ® Variable Insurance Trust
MFS ® Mid Cap Growth Series – Service Class	Massachusetts Financial Services Company	The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS ® Variable Insurance Trust II
MFS ® International Intrinsic Value Portfolio – Service Class	Massachusetts Financial Services Company	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Equity Portfolio – Class II Shares	Morgan Stanley Investment Management Inc. Sub-Adviser: Morgan Stanley Investment Management Company	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares	Neuberger Berman Investment Advisers LLC	The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
PIMCO Variable Insurance Trust
PIMCO VIT Low Duration Portfolio – Advisor Class Shares	Pacific Investment Management Company LLC (“PIMCO”)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Total Return Portfolio – Advisor Class Shares	Pacific Investment Management Company LLC (“PIMCO”)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

Fund/Portfolio	Investment Adviser and Sub-Adviser	Investment Objective
Putnam Variable Trust
Putnam VT Equity Income Fund – Class IB Shares	Putnam Investment Management, LLC	Seeks capital growth and current income.
Putnam VT Growth Opportunities Fund – Class IB Shares	Putnam Investment Management, LLC	Seeks capital appreciation.
Putnam VT International Equity Fund – Class IB Shares	Putnam Investment Management, LLC	Seeks capital appreciation.
Putnam VT Sustainable Leaders Fund – Class IB Shares	Putnam Investment Management, LLC	Seeks long-term capital appreciation.
Securian Funds Trust
SFT Core Bond Fund – Class 2 Shares	Securian Asset Management, Inc.	Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.
SFT Government Money Market Fund	Securian Asset Management, Inc.	Seeks maximum current income to the extent consistent with liquidity and the preservation of capital. (1)
SFT Index 400 Mid-Cap Fund – Class 2 Shares	Securian Asset Management, Inc.	Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
SFT Index 500 Fund – Class 2 Shares	Securian Asset Management, Inc.	Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
SFT International Bond Fund – Class 2 Shares	Securian Asset Management, Inc. Sub-Adviser: Franklin Advisers, Inc.	Seeks to maximize current income, consistent with the protection of principal.
SFT IvySM Growth Fund	Securian Asset Management, Inc. Sub-Adviser: Ivy Investment Management Company	Seeks to provide growth of capital.
SFT IvySM Small Cap Growth Fund	Securian Asset Management, Inc. Sub-Adviser: Ivy Investment Management Company	Seeks to provide growth of capital.
SFT Real Estate Securities Fund – Class 2 Shares	Securian Asset Management, Inc.	Seeks above average income and long-term growth of capital.
SFT T. Rowe Price Value Fund	Securian Asset Management, Inc. Sub-Adviser: T. Rowe Price Associates, Inc.	Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
SFT Wellington Core Equity Fund – Class 2 Shares	Securian Asset Management, Inc. Sub-Adviser: Wellington Management Company LLP	Seeks growth of capital.
(1)	Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and You should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.
Additions, Deletions or Substitutions
We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in Our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing Policy Owners on such basis as may be determined by Us.
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if We determine it becomes inappropriate for Policies of this class, We may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing Policy Values and future Premium payments. A substitution may be made only with any necessary approval of the SEC.
We reserve the right to transfer assets of the Variable Life Account as determined by Us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.
We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the Policy Owners, and to combine the Variable Life Account with one or more of Our other separate accounts.
The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such Policy Owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds’ Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds’ shares with respect to certain groups of Policy Owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

The Guaranteed Interest Account
The guaranteed interest account is a general account option. You may allocate net Premiums and may transfer Your Actual Cash Value subject to Policy limitations to the guaranteed interest account which is part of Our general account.
Because of exemptive and exclusionary provisions, interests in Our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed interest account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.
This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For more details regarding the guaranteed interest account, please see the Variable Adjustable Life Policy.
General Account Description.     Our general account consists of all assets owned by Us other than those in the Variable Life Account and any other separate accounts which We may establish. The guaranteed interest account is that portion of Our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class.
Allocations to the guaranteed interest account become part of Our general assets and are used to support insurance and annuity obligations. Subject to applicable law, We have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy Owners do not share in the actual investment experience of the assets in the general account.
You may allocate or transfer a portion or all of the net Premiums to accumulate at a fixed rate of interest in the guaranteed interest account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers to and from the guaranteed interest account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.
General Account Value.     We bear the full investment risk for amounts allocated to the guaranteed interest account. We guarantee that interest credited to each Policy Owner’s Actual Cash Value in the guaranteed interest account will not be less than an annual rate of 3 percent without regard to the actual investment experience of the general account.
We may, at Our sole discretion, credit a higher rate of interest, “excess interest,” although We are not obligated to credit interest in excess of 3 percent per year, and may not do so. Any interest credited on the Policy’s Actual Cash Value in the guaranteed interest account in excess of the guaranteed minimum rate per year will be determined at Our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.
Even if excess interest is credited to Your Actual Cash Value in the guaranteed interest account, We will not credit excess interest to that portion of the Policy Value which is in the Loan Account in the general account. However, such Loan Account will be credited interest at a rate which is not less than the policy loan interest rate minus 1 percent per year.

Payments Made by Underlying Mutual Funds
We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual Funds by providing increased distribution of the shares of such Funds. The underlying mutual Funds, or their investment advisers or principal underwriters, may pay Us (or Our affiliates) a fee for the purpose of reimbursing Us for the costs of certain distribution or operational services that We provide and that benefit the Funds. Payments from an underlying Fund that relate to distribution services are made pursuant to the Fund’s 12b-1 plan, under which the payments are deducted from the Fund’s assets and described in the fee table included in the Fund’s prospectus. 12b-1 payments from underlying Funds range in amount from 0 percent to 0.25 percent of Fund assets held in the Variable Life Account.
In addition, payments may be made pursuant to service/administration agreements between Us (or Our affiliates) and the underlying mutual fund’s investment adviser (or Our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a Fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Us or Our affiliates for such things as Our aggregation of all Policy Owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account’s omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Because Funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a Fund’s investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the Fund may derive from services performed by Us. Service and administrative payments received by Us or Our affiliates range in amount from 0 percent to 0.35 percent of Fund assets held in the Variable Life Account.
We took into consideration anticipated payments from underlying mutual Funds and their investment advisers (or the advisers’ affiliates) when We determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual Funds offered in the Policy currently pay 12b-1 fees to Us, and some but not all of such Funds’ investment advisers (or the advisers’ affiliates) currently pay service or administrative fees to Us. We also took these payments into consideration when we determined the amount of any asset credit that we pay. See “Actual Cash Value - Discussion of Asset Credit.”
We consider profitability when determining the charges in the Policy. In early Policy Years, We do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy Years. In general, Our profit will be greater the longer a Policy is held and the greater a Policy’s investment return.
Detailed Information about the Variable Adjustable Life Insurance Policy
Adjustable Life Insurance
This Policy is similar to Our conventional life insurance product known as “adjustable life.” This Policy, like conventional adjustable life insurance, permits You to determine the amount of life insurance protection You need and the amount of money You plan to pay. Based on Your selection of the Premium, face amount and death benefit option, We will calculate the guaranteed plan of insurance.

Generally speaking, as long as Premiums are paid as planned, a plan of insurance refers to the period during which insurance is guaranteed and the period during which You have planned to pay Premiums. In defining the guaranteed plan of insurance, We use certain assumptions for mortality, expenses and investment returns. The tabular value represents what the Policy Value would be if the actual experience of the Policy were to match exactly with the mortality, expense and investment return assumptions used in calculating the guaranteed plan of insurance. Thus, adjustable life allows You the flexibility to customize a Policy to meet Your needs. Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and Premium. In addition, adjustable life is designed to adapt to Your changing needs and objectives by allowing You to change Your Policy after issue. You may adjust the face amount and Premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.
Flexibility.     Subject to certain minimums, maximums and Our underwriting standards, You may choose any level of Premium or death benefit that You wish. This flexibility results in a broad range of plans of insurance.
Whole life plans of insurance provide life insurance in an amount at least equal to the face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured.
Protection plans of insurance provide life insurance in an amount at least equal to the face amount for a specified period, with Premiums payable for the same specified period.
The larger the Premium You pay, the larger the Policy Values You may expect to be available for investment in the Fund Portfolios. Under the Policy, the highest Premium permitted at the time of issue, for a specific death benefit, is one which will provide a fully Paid-Up Policy after the payment of ten annual Base Premium payments. A Policy becomes Paid Up when its Policy Value is such that no further Premiums are required to provide the death benefit until the death of the insured, provided there is no policy indebtedness.
Examples of whole life plans include Policies which become Paid Up upon the payment of a designated number of annual Premiums, such as ten pay life or twenty pay life. If You select a Premium level for a specific face amount which would cause the Policy to become Paid Up at other than a policy anniversary, You will be required to pay Premiums until the policy anniversary immediately following the date the Policy is scheduled to become Paid Up.
Your Policy may contain the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement which provides for an improved guaranteed plan of insurance if You elect to participate in an Acceptable Allocation Program (AAP). For whole life plans of insurance, an improved guaranteed plan of insurance means that Premiums are required for a shorter period of time; for protection plans of insurance, an improved guaranteed plan of insurance means that the specified period of coverage will be longer. For each AAP, We will choose a specific group of sub-accounts and determine the proportion of all transactions that will be allocated to each of those sub-accounts. You will have several AAPs from which to choose. In order to preserve the chosen proportion, You must agree to certain limitations regarding the allocation of Premiums, transfers of Policy Values, allocation of partial surrenders, allocation of policy loans, and allocation of monthly charges described elsewhere in this prospectus. From time to time We may change the AAPs which We offer.
The lowest annual Base Premium allowed for any plan of insurance is $300. Subject to this limitation, the lowest Premium You may choose for any specific amount of life insurance protection is a Premium which will provide a death benefit for a period of ten years from the policy date.

The minimum initial face amount on a Policy is $25,000.
Policy Adjustments
Adjustable life insurance policies allow You to change the Premium, face amount or the death benefit option of the Policy after it is issued. Subject to the limitations described more fully below, You can at any time change the face amount, the death benefit option or Your Premium. Any of those changes will usually result in a change in the plan of insurance. Depending upon the change You request, the Premium paying period or the guaranteed period of coverage may be lengthened or shortened.
Changes in Premium, face amount or the death benefit option are referred to as policy adjustments. A partial surrender of a Policy’s cash value, an adjustment so that there are no further Base Premiums, a change in underwriting classification or any change requiring evidence of insurability are also policy adjustments. All adjustments may be made singly or in combination with one another.
If You add or remove the Enhanced Guarantee Agreement, We will adjust the policy. The face amount and Premium of the policy will remain unchanged, but the resulting plan of insurance may be different as a result of the policy adjustment. If Your policy has the Enhanced Guarantee Choice Agreement, We will adjust the policy if You change Your AAP.
When a Policy is adjusted, We compute the new plan of insurance, face amount or Premium amount. If Your Policy has the Cash Option and a partial surrender of Actual Cash Value is made, the Policy will be automatically adjusted to a new face amount which will be equal to the old face amount less the amount of the partial surrender. You may also adjust Your Policy so that the Base Premium is zero. An adjustment providing for no further Base Premium is also referred to as a “stop Premium” mode and is described under the caption “Non-Payment of Premiums and Termination” under “Policy Premiums.” Certain adjustments may cause a Policy to become a modified endowment contract. See “Federal Tax Status” for a description of the federal tax treatment of modified endowment contracts.
In computing a new plan of insurance as a result of an adjustment, We will make the calculation on the basis of the higher of the Policy’s “tabular value” or 75 percent of the Policy’s “Policy Value” at the time of the change. The “Policy Value” is the Actual Cash Value of the Policy plus the amount of any policy loan, while the “tabular value” is the value underlying the guaranteed plan of insurance. If 75 percent of the Policy Value is higher than the tabular value, a policy adjustment will translate the excess value into an improved plan of insurance. If 75 percent of the Policy Value is less than the tabular value, using the tabular value ensures that the Policy’s guarantee of a minimum death benefit is not impaired by the adjustment.
Any adjustment will result in a redetermination of a Policy’s tabular value. After adjustment, the tabular value shall be equal to the greater of 75 percent of the Policy Value or the tabular value prior to that adjustment, plus any Nonrepeating Premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment. For any policy adjustment on a policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, We will calculate a new plan of insurance on the basis of the greater of the tabular value or 80 percent of the Policy Value. After the adjustment, the new tabular value will equal the greater of 80 percent of the Policy Value or the old tabular value.

On adjustment, You may request a new Policy face amount. In the absence of Your instructions, We will calculate the face amount after adjustment depending on the Policy’s death benefit option and the type of adjustment. If the Policy has the Cash Option, We will reduce the face amount by the amount of any partial surrender. With the Protection Option, We will not reduce the face amount, but the death benefit will be reduced by the amount of the partial surrender.
All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in Your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, death benefit option, Premium, plan of insurance and Attained Age.
Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. We will process Your application for adjustment only within 30 days of the effective date of the change, and any adjustment will be effective on the date that it is approved by Us and recorded at Our home office.
Restrictions on Adjustments.     An adjustment must satisfy certain limitations on Premiums, face amount and plan of insurance. Limitations are also designed to ensure that the Policy qualifies as life insurance for federal tax purposes. Other limitations on adjustments and combinations of adjustments may also apply. The current limits on adjustments are those described here. We reserve the right to change these limitations from time to time.
(1)	Any adjustment for a change of Premium must result in a change of the annual Premium of at least $100. Currently, We will waive this limitation for changes in Premium which are the result of a face amount change under the Inflation Agreement.
(2)	Any Policy adjustment, other than a change to a stop Premium, must result in a Policy with an annual Base Premium of at least $300.
(3)	Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of an Inflation Agreement change or a partial surrender.
(4)	An adjustment may not result in more than a Paid-Up whole life plan for the current face amount.
(5)	Any adjustment involving an increase in Premium may not result in a whole life plan of insurance requiring the payment of Premiums for less than ten years.
(6)	After an adjustment involving an increase in Premium or net amount of risk, the Policy must provide insurance to the next policy anniversary at or after ten years from the date of adjustment.
(7)	An adjustment to stop Premium requires that a Policy have an Actual Cash Value at the time of the adjustment sufficient to keep the Policy in force until the next policy anniversary, unless the next anniversary is less than four months following the adjustment date. In that case there must be sufficient Actual Cash Value to keep the Policy in force until the second anniversary following the adjustment date.
(8)	After any adjustment, other than those described in (6) and (7), the Policy must provide insurance to the later of: (a) the anniversary at or following four months from the date of adjustment; (b) ten years from the policy date; or (c) the anniversary at or following ten years from the last adjustment that resulted in an increase in either the Base Premium or net amount at risk.

Proof of Insurability.     We require proof of insurability for all adjustments resulting in an increase in death benefit, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay Premiums on any benefits and riders, We require proof of insurability for partial surrenders where, at the request of the Policy Owner, no reduction is made in the Policy’s death benefit. Decreases in face amount or Premium and increases in Premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a Nonrepeating Premium is paid if the death benefit of Your Policy increases as a result of the payment of a Nonrepeating Premium.
We may also require evidence of insurability to change underwriting classification or to add additional benefits.
Charges in Connection with Policy Adjustments.     In connection with a policy adjustment, We will make a $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in Premium or net amount at risk, We will assess a policy issue charge for an adjustment. See “Policy Charges.”
The chart below illustrates the effect of certain policy adjustments:
Adjustment	Effect
Decrease the face amount and keep Premiums the same	The guaranteed period of coverage will generally be longer
OR	OR
Keep the face amount the same and increase Premiums	The Premium paying period will generally be shorter
OR
Keep the face amount and Premiums the same, and switch from the Protection Option to the Cash Option
Increase the face amount and keep Premiums the same	The guaranteed period of coverage will generally be shorter
OR	OR
Keep the face amount the same and decrease Premiums	The Premium payment period will generally be longer
OR
Keep the face amount and Premiums the same, and switch from the Cash Option to the Protection Option
Applications and Policy Issue
This Policy is no longer issued after December 31, 2013. The following discussion is a summary of Our procedures for issuing the Policy and is provided for the Policyowner’s reference. Persons wishing to purchase a Policy must send a completed application to Us at Our home office. The minimum face amount We will issue on a Policy is $25,000 and We require an annual Base Premium on each Policy of at least $300. The minimum plan of insurance at policy issue is a protection plan of insurance which has a level face amount for a period of ten years. The Policy must be issued on an insured no more than age 90. Before issuing any Policy, We require evidence of insurability satisfactory to Us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable Premium rates, while a higher Premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to Our underwriting rules and We reserve the right to reject an application for any reason.
If We accept an application, accompanied by a check for all or at least one-twelfth of the annual Premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. We will use the policy date to determine subsequent policy anniversaries and Premium due dates.
If We accept an application not accompanied by a check for the initial Premium, a Policy will be issued with a policy date which is 28 days after the issue date. We have determined 28 days to be the normal time during which delivery of the Policy is expected to occur. No life insurance coverage is provided until the initial Premium is paid. If the initial Premium is paid after the policy date (and the policy date is not changed as described below), You will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance You should consider requesting a current policy date, i.e., the date on which Our home office receives the Premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time You pay the initial Premium.
In certain circumstances it may be to Your advantage to have the policy date be the same as the issue date in order to preserve an Issue Age on which Premium rates are based. In that case, all Premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.
When the Policy is issued, the face amount, Premium, and a listing of any additional benefits are stated on the policy information pages of the policy form, page 1.
Policy Premiums
The Policies have a level Premium. We guarantee that We will not increase the amount of Premiums for a Policy in force. Subject to the limitations discussed under the heading “Restrictions on Adjustments” under “Policy Adjustments,” You may choose to adjust the Policy at any time and alter the amount of future Premiums.
The initial Premium was determined based on the Policy’s initial face amount, the death benefit option, the plan of insurance, the insured’s age at issue, gender, risk classification, tobacco use and the additional benefits associated with the Policy. All scheduled Premiums are payable on or before the date they are due and must be mailed to Us at Our home office. In some cases, You may elect to have Premiums paid under Our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as Your bank approves. You may make an online payment to pay a Premium that is due through online servicing site at https://www.securian.com/myaccount.
Premiums on the Policy are payable on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled Premiums monthly under Our automatic payment plan through pre-authorized transfers from Your account at a bank or other financial institution, or if You meet the requirements to establish a payroll deduction plan through Your employer. A Premium may be paid no earlier than twenty days prior to the date that it is due. You may pay the Premium during the 61-day period immediately following the Premium due date. Your Premium payment, however, must be received in Our home office within the 61-day grace period. The insured’s life will continue to be insured during this 61-day period. If the insured dies during the 61-day period, We will deduct unpaid policy charges for that period from the death proceeds. If Premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the Actual Cash Value has decreased to zero. However, should the Actual Cash Value decrease to zero while there is an outstanding policy loan the Policy will terminate, even if the Policy was Paid Up and all Premiums had been paid.
Charges for additional benefits are deducted from Premiums to calculate Base Premiums. From Base Premiums We deduct charges assessed against Premiums and Nonrepeating Premiums to calculate net Premiums.
Net Premiums are allocated to the guaranteed interest account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.
In rare circumstances, if We receive and allocate Your Premium before its due date, Your Policy will become a modified endowment contract. See “Federal Tax Status.” To prevent Your Policy from becoming a modified endowment contract, We will hold Your Premium in a non-interest bearing account until its due date, at which time We will allocate Your Premium to the guaranteed interest account or sub-accounts of the Variable Life Account.
You may change Your allocation instructions for future Premiums by giving Us a signed written request, by calling Us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, Our regular business hours. Policy Owners may also submit their requests for allocation changes to Us by facsimile (FAX) transmission at (651) 665-6955. The allocation to the guaranteed interest account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net Premium. We reserve the right to delay the allocation of net Premiums to named sub-accounts for a period of up to 30 days after an adjustment involving an increase in Premium. If We exercise this right, We will allocate net Premiums to the money market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by Us only when We believe economic conditions make such an allocation necessary to reduce market risk during the free look period.
We reserve the right to restrict the allocation of Premiums to the guaranteed interest account. If We do so, no more than 25 percent of the net Premium may be allocated to the guaranteed interest account. We also reserve the right to restrict the allocation of Premiums to the guaranteed interest account if the current interest rate We credit to the guaranteed interest account equals the minimum guaranteed interest rate.
If You have a policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, You must allocate net Premiums to the Acceptable Allocation Program that You have chosen. You may change to another Acceptable Allocation program once every three years.
Nonrepeating Premiums.     The Policy also allows a Policy Owner to pay a Premium called a Nonrepeating Premium. This payment of Premium is in addition to the planned Premiums. The payment of a Nonrepeating Premium will increase the Policy Values You have available for investment in the Fund. The maximum Nonrepeating Premium We will accept is the amount sufficient to change Your Policy to a Paid-Up whole life policy for the face amount.
We will bill annually, semi-annually or quarterly for Nonrepeating Premiums if a Policy has a total annual Premium of at least $2,400 and if the total annual amount billed for Nonrepeating Premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through Your bank; in this situation, Your base annual Premium must be at least $2,400 and each Nonrepeating Premium must be at least $50.
We may impose additional restrictions or refuse to permit Nonrepeating Premiums at Our discretion.

The payment of a Nonrepeating Premium may have Federal income tax consequences. See “Federal Tax Status.” To prevent Your policy from becoming a modified endowment contract, We will hold certain billed Nonrepeating Premiums in a non-interest bearing account until the billed due date, at which time We will allocate the Nonrepeating Premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.
Paid-Up Policies.     A Policy is Paid Up when no additional Premiums are required to provide the face amount of insurance for the life of the insured. We may or may not accept additional Premiums. However, the Actual Cash Value of a Paid-Up Policy will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes Paid Up, it will always retain its Paid-Up status regardless of any subsequent decrease in its Policy Value. However, on a Paid-Up Policy with indebtedness, where the Actual Cash Value decreases to zero, a loan repayment may be required to keep the Policy in force. See “Policy Loans.”
We will make a determination on each policy anniversary as to whether a Policy is Paid Up. When a Policy becomes Paid Up, We will send You a notice.
Non-Payment of Premiums and Termination.     If Your Policy has an Automatic Premium Loan (APL) provision, and if a Premium is not paid by the end of the 61-day grace period, We will make an automatic Premium loan. In order to do this, the amount available for a loan must be enough to pay at least a quarterly Premium and any policy loan interest due. We will make automatic Premium loans unless You have requested Us not to. See “Policy Loans.”
If there is not enough loan value to make an Automatic Premium Loan, We will automatically adjust Your Policy to stop paying Base Premiums. Your Policy must have sufficient Actual Cash Value to pay all monthly charges until the next policy anniversary unless the next anniversary is less than four months following the adjustment date. If the next anniversary is less than four months following the adjustment date, there must be sufficient Actual Cash Value to pay all monthly charges until the second anniversary following the adjustment date. The Policy will be adjusted on the basis of no additional Base Premium and, unless You instruct Us otherwise, We will maintain the death benefit in effect at the time of the adjustment. You will be required to pay Premiums for additional benefits.
If there is not sufficient Actual Cash Value to adjust to stop Premium, You will have a grace period of 61 days from the Premium due date during which You may make a payment sufficient to keep the Policy in force. We will send a notice to You stating the amount of payment required to keep Your Policy in force. If the payment is not made by the end of the 61-day grace period, Your Policy will terminate. However, even if Your Policy terminates, We will pay You any remaining surrender value as described in “Payment of Proceeds” under “Other Policy Provisions.”
If Your Policy does not have an Automatic Premium Loan provision, and if a Premium is not paid by the end of the 61-day grace period, We will automatically adjust Your Policy to stop paying Base Premiums. Your Policy must have sufficient Actual Cash Value to pay all monthly charges until the next policy anniversary unless the next anniversary is less than four months following the adjustment date. If the next anniversary is less than four months following the adjustment date, there must be sufficient Actual Cash Value to pay all monthly charges until the second anniversary following the adjustment date. The Policy will be adjusted on the basis of no additional Base Premium and, unless You instruct Us otherwise, We will maintain the death benefit in effect at the time of the adjustment. You will be required to pay Premiums for additional benefits. If there is not sufficient Actual Cash Value to adjust to stop Premium, You will have a grace period of 61 days from the Premium due date during which You may make a payment sufficient to keep the Policy in force. We will send a notice to You stating the amount of payment required to keep Your Policy in force. If the payment is not made by the end of the 61-day grace period, Your Policy will terminate. However, even if Your Policy terminates, We will pay You any remaining surrender value as described in “Payment of Proceeds” under “Other Policy Provisions.”
In addition, Your Policy will terminate if it has indebtedness and no Actual Cash Value. See “Policy Loans.”
Reinstatement.     At any time within three years from the date of lapse You may ask Us to restore Your Policy to a Premium paying status unless the Policy terminated because the surrender value has been paid. We will require:
(1)	Your written request to reinstate the Policy; and
(2)	that You submit to Us at Our home office during the insured’s lifetime evidence satisfactory to Us of the insured’s insurability so that We may have time to act on the evidence during the insured’s lifetime; and
(3)	a payment which is equal to any unpaid monthly charges at the end of the grace period, all back Premiums for additional benefits and all back policy issue charges, all with interest at the reinstatement rate shown on page 1 of the Policy; and
(4)	a payment sufficient to pay all Premiums due on Your Policy to Your next policy anniversary but no less than a quarterly Premium; and
(5)	if necessary, a payment that would assure that the resulting guaranteed plan of insurance after the reinstatement satisfies the plan limitations at reinstatement.
The plan limitations at reinstatement require that, after reinstatement, the Policy must provide a level face amount of insurance to the latest of:
(1)	ten years from the policy date; or
(2)	the anniversary at or following ten years from the most recent adjustment that resulted in an increase in either the Base Premium or net amount at risk; or
(3)	the anniversary at or following four months from the reinstatement.
Reinstating Your Policy may have adverse tax consequences. You should consult Your tax advisor before You reinstate Your Policy. See “Federal Tax Status”.
Actual Cash Value
The Policy has an Actual Cash Value which varies with the investment experience of the guaranteed interest account and the sub-accounts of the Variable Life Account. The Actual Cash Value equals the value of the guaranteed interest account and the value of the sub-accounts of the Variable Life Account. It is determined separately for Your guaranteed interest account Actual Cash Value and for Your separate account Actual Cash Value. The separate account Actual Cash Value will include all sub-accounts of the Variable Life Account. However, Actual Cash Value does not include the Loan Account. See “Policy Loans.”
Unlike a traditional fixed benefit life insurance policy, a Policy’s Actual Cash Value cannot be determined in advance, even if Premiums are paid as planned, because the separate account Actual Cash Value varies daily with the investment performance of the sub-accounts. Even if You continue to pay Premiums as planned, the separate account Actual Cash Value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges.

Upon request, We will tell You the Actual Cash Value of Your Policy. We will also send You a report each year on the policy anniversary advising You of Your Policy’s Actual Cash Values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding Your policy’s current cash value through Our online servicing site at https://www.securian.com/myaccount.
The guaranteed interest account Actual Cash Value is the sum of all net Premium payments allocated to the guaranteed interest account. This amount will be increased by any interest, asset credits, loan repayments, policy loan interest credits and transfers into the guaranteed interest account. Asset credits are determined using experience factors based on anticipated mortality, expenses and investment returns. Asset credits are not guaranteed and may be discontinued at any time. When We decide to provide asset credits under the policy, the asset credit will be provided once each month for such period of time as We determine in Our sole discretion. Currently the amount credited is 1/12 of an annual percentage which varies between 0.35 percent and 0.75 percent according to the following chart:
0.35 percent of the Actual Cash Value that is less than or equal to $25,000, plus
0.50 percent of the Actual Cash Value that is greater than $25,000 but less than or equal to $100,000, plus
0.65 percent of the Actual Cash Value that is greater than $100,000 but less than or equal to $250,000, plus
0.75 percent of the Actual Cash Value that is greater than $250,000
Our decision to provide asset credits under the policy depends upon a number of factors, including, but not limited to, the level of assets held in Our general account, prevailing market interest rates, and anticipated future expenses and anticipated future revenues from variable contract operations. Our anticipated revenues from variable contract operations are derived from variable contract fees and charges, as well as from revenues We receive from investment advisers to the underlying Funds that are investment options under the policy for providing administrative, recordkeeping and shareholder services. Revenues from variable contract operations also include revenues that We and Our affiliates receive from the investment options under the policy, and the investment advisers or principal underwriters of those investment options, as reimbursement for the cost of certain distribution or operational services performed for the benefit of the underlying Funds.
This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against Your guaranteed interest account Actual Cash Value. We credit interest on the guaranteed interest account Actual Cash Value of Your Policy daily at a rate of not less than 3 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, We will credit additional amounts of interest to the guaranteed interest account Actual Cash Value. Your guaranteed interest account Actual Cash Value is guaranteed by Us. It cannot be reduced by any investment experience of the general account.
We determine each portion of a Policy’s separate account Actual Cash Value separately. The separate account Actual Cash Value is not guaranteed. We determine the separate account Actual Cash Value by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of Your Policy’s interest in a sub-account. The number of units credited with respect to each net Premium payment is determined by dividing the portion of the net Premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the Valuation Period during which We receive Your Premium at Our home office.
Once determined, the number of units credited to Your Policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net Premiums, Non-Repeating Premiums, asset credits, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero when the Policy is surrendered or terminated.
The unit value of a sub-account will be determined on each Valuation Date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first Valuation Date. For any subsequent Valuation Date, its value is equal to its value on the preceding Valuation Date multiplied by the net investment factor for that sub-account for the Valuation Period ending on the subsequent Valuation Date.
The net investment factor for a Valuation Period is: the gross investment rate for such Valuation Period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:
(1)	the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current Valuation Period; plus
(2)	the per share amount of any dividend or capital gain distributions by the Funds if the “ex-dividend” date occurs during the current Valuation Period; with the sum divided by
(3)	the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding Valuation Period.
We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds’ shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:
(1)	days on which changes in the value of the Funds’ portfolio securities will not materially affect the current net asset value of the Funds’ shares,
(2)	days during which no Funds’ shares are tendered for redemption and no order to purchase or sell the Funds’ shares is received by the Funds and
(3)	customary national business holidays on which the New York Stock Exchange is closed for trading.
Although the Actual Cash Value for each Policy is determinable on a daily basis, We update Our records to reflect that value on each monthly anniversary. We also make Policy Value determinations on the date of the insured’s death and on a policy adjustment, surrender, and termination. When the Policy Value is determined, We will assess and update to the date of the transaction those charges made against and credits to Your Actual Cash Value, namely the monthly policy charge, the policy issue charge, the cost of insurance charge, the cash extra charge, the surrender charge (if applicable) and the asset credit. Increases or decreases in Policy Values will not be uniform for all Policies but will be affected by policy transaction activity, policy charges, and the existence of policy loans.
Transfers.     The Policy allows for transfers of the Actual Cash Value between the guaranteed interest account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or You may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed interest account. One type of systematic transfer is known as an automatic portfolio rebalancing (“APR”). Following Your written instructions as to the percentage of Your Actual Cash Value You wish to have in each of Your sub-accounts, We will transfer amounts to and from those sub-accounts to achieve the percentages You desire.
We reserve the right to limit the amount to be transferred to or from a sub-account or the guaranteed interest account to at least $250. If the Actual Cash Value in an account is less than $250, the entire Actual Cash Value attributable to that sub-account or the guaranteed interest account must be transferred. If a transfer would reduce the Actual Cash Value in the sub-account from which the transfer is to be made to less than $250, We reserve the right to include that remaining sub-account Actual Cash Value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the Valuation Period during which Your written or telephone request is received at Our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of Actual Cash Value among the sub-accounts and the guaranteed interest account. Currently, there is no charge for transfers.
If You have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, We will automatically rebalance Your sub-accounts quarterly. No other transfers will be permitted.
Your instructions for transfer may be made in writing or You, or Your agent if authorized by You, may make such changes by telephone. To do so, You may call Us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, Our regular business hours. Policy Owners may also submit their requests for transfer, surrender or other transactions to Us by facsimile (FAX) transmission at (651) 665-6955.
Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, You may have difficulty due to a heavy volume of telephone calls or internet activity. In such a circumstance, You should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact Us.
With all telephone or internet transactions, We will employ reasonable procedures to satisfy ourselves that instructions received from Policy Owners are genuine and, to the extent that We do not, We may be liable for any losses due to unauthorized or fraudulent instructions. We require Policy Owners to identify themselves through policy numbers, social security numbers and such other information We deem reasonable. We record telephone transfer instruction conversations and We provide the Policy Owners with a written confirmation of the telephone or internet transfer.
We reserve the right to restrict the dollar amount of any transfer to or from the guaranteed interest account. In addition, transfers to or from the guaranteed interest account may be limited to one such transfer per Policy Year. Transfers to or from the guaranteed interest account may be made by a written or telephone request or through the internet. Your request must be received by Us or postmarked in the 30-day period before or after the last day of the Policy Year. Currently We do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after We approve and record them at Our home office.
Market-Timing and Disruptive Trading.     This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as “market-timing.” Market-timing activity and frequent trading in Your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term Policy Owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if You intend to engage in market-timing or frequent transfer activity.
We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and We will not knowingly accommodate or create exceptions for Policy Owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, Our monitoring may be unable to detect all harmful trading nor can We ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market-timing can only be detected after it has occurred to some extent, Our policies to stop market-timing activity do not go into effect until after We have identified such activity.
We reserve the right to restrict the frequency of — or otherwise modify, condition or terminate — any transfer method(s). Your transfer privilege is also subject to modification if We determine, in Our sole discretion, that the exercise of the transfer privilege by one or more Policy Owners is or would be to the disadvantage of other Policy Owners. Any new restriction that We would impose will apply to Your Policy without regard to when You purchased it. We also reserve the right to implement, administer, and charge You for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in Your Policy. We will consider one or more of the following factors:
•	the dollar amount of the transfer(s);
•	whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
•	whether an underlying portfolio has requested that We look into identified unusual or frequent activity in a portfolio;
•	the number of transfers in the previous calendar quarter;
•	whether the transfers during a quarter constitute more than two “round trips” in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.
In the event Your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, You will be notified in writing that Your transfer privileges will be restricted in the future if the activity continues. Upon Our detecting further prohibited activity, You will be notified in writing that Your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require Your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in Your Policy will be permanent.
In addition to Our market-timing procedures, the underlying portfolios may have their own market-timing policies and restrictions. While We reserve the right to enforce the portfolios’ policies and procedures, Policy Owners and other persons with interests under the policies should be aware that We may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the portfolios, except that, under SEC rules, We are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates Us to provide the portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the market-timing policies established by the portfolios.
None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.
Death Benefit Options
The death benefit provided by the Policy depends upon the death benefit option You choose. You may choose one of two available death benefit options — the Cash Option or the Protection Option. If You fail to make an election, the Cash Option will be in effect. The death benefit will never be less than the minimum death benefit required under Section 7702 of the Internal Revenue Code so that the Policy qualifies as a life insurance policy under the cash value accumulation test. Under the test, there is no limit to the amount that may be paid in Premiums as long as there is enough death benefit in relation to the account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor depending on the age, gender and risk class of each insured at any point in time, multiplied by the account value.
Cash Option.     Under the Cash Option, the death benefit will be the larger of:
(a)	the face amount at the time of the insured’s death; or
(b)	the minimum death benefit required to qualify under Section 7702.
The death benefit will not vary unless the death benefit is the minimum death benefit required under Section 7702.
Protection Option.     Under the Protection Option, the death benefit will be the larger of:
(a)	the face amount, plus the Policy Value, at the time of the insured’s death; or
(b)	the minimum death benefit required to qualify under Section 7702.
The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options You select.
The Protection Option is only available until the policy anniversary nearest the insured’s age 120; at that time We will convert the death benefit option to the Cash Option.
Choosing the Death Benefit Option.     The different death benefit options meet different needs and objectives. If You are satisfied with the amount of Your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing Actual Cash Values, You should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence Your selection.

Given the same face amount and Premium the Cash Option will provide guaranteed coverage for a longer period than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit. However, under the Cash Option, favorable policy performance does not generally increase the death benefit, and the beneficiary will not benefit from any larger Actual Cash Value which exists at the time of the insured’s death because of the favorable policy performance.
You may change the death benefit option while the Policy is in force through a policy adjustment. We may require that You provide Us with satisfactory evidence of the insured’s insurability before We make a change to the Protection Option. The change will take effect when We approve and record it in Our home office. A change in death benefit option may have Federal income tax consequences. See “Federal Tax Status.”
Policy Loans
You may borrow from Us using only Your Policy as the security for the loan. The total amount of all loans You request may not exceed 90 percent of Your Policy Value less the surrender charge. A loan taken from, or secured by a Policy, may have Federal income tax consequences. See “Federal Tax Status.”
The Policy Value is the Actual Cash Value of Your Policy plus any policy loan. Any policy loan paid to You in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic Premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling Us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, Our regular business hours. Policyowners may also submit their requests for policy loans to Us by facsimile (FAX) transmission at (651) 665-6955. If You call Us You will be asked, for security purposes, for Your personal identification and policy number. The Policy will be the only security required for Your loan. We will determine Your Policy Value as of the date We receive Your request at Our home office.
When You take a loan, We will reduce both the death benefit and the Actual Cash Value by the amount You borrow and any unpaid interest. Unless You direct Us otherwise, We will take the policy loan from Your guaranteed interest account Actual Cash Value and separate account Actual Cash Value on a Pro-rata basis, and from each sub-account in the separate account on a Pro-rata basis. If You have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, We will take all policy loans on a Pro-rata basis.
The number of units to be sold will be based upon the value of the units as of the end of the Valuation Period during which We receive Your loan request at Our home office. This amount shall be transferred to the Loan Account. The Loan Account balance is the sum of all outstanding loans under the Policy, and it continues to be part of the Policy in the general account. A policy loan has no immediate effect on Policy Value since at the time of the loan the Policy Value is the sum of Your Actual Cash Value and any policy loan.
The Actual Cash Value of Your Policy may decrease between Premium due dates. Unfavorable investment experience and the assessment of charges could cause Your separate account Actual Cash Value to decline to zero. If Your Policy has indebtedness and no Actual Cash Value, the Policy will terminate and there may be adverse tax consequences; see “Federal Tax Status.” In this event, to keep Your Policy in force, You will have to make a loan repayment. We will give You notice of Our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 61 days after Our mailing of the notice.

Policy Loan Interest.     The interest rate on a policy loan will not be more than the rate shown on page 1 of Your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered. Currently the interest rate is 5 percent.
Policy loan interest is due:
•	on the date of the death of the insured
•	on a policy adjustment, surrender, termination, or policy loan transaction
•	on each policy anniversary.
Loan interest can be paid via check. If You do not pay the interest on Your loan in cash, Your policy loan will be increased and Your Actual Cash Value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.
We will also credit interest to Your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than Your policy loan interest rate minus 1 percent per year. We allocate policy loan interest credits to Your Actual Cash Value as of the date of the death of the insured, on a policy adjustment, surrender, termination, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed interest account and separate account following Your instructions for the allocation of net Premiums.
Currently, the Loan Account credits interest, as described above, at a rate which is not less than Your policy loan interest rate minus 1 percent per year. However, if the Policy has been in force for ten years or more, We will credit Your loan at a rate which is equal to the policy loan rate minus .25 percent per year.
Policy loans may also be used as automatic Premium loans to keep Your Policy on a Premium paying basis if a Premium is unpaid at the end of the grace period. We will make automatic Premium loans unless You have requested Us not to. Interest on such a policy loan is charged from the date the Premium was due. However, in order for an automatic Premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly Premium. If the loan value is not enough to pay at least a quarterly Premium, We will follow the procedures described in “Non-Payment of Premiums and Termination” under “Policy Premiums.”
Policy Loan Repayments.     If Your Policy is in force, You may repay Your loan in part or in full at any time before the insured’s death. Your loan may also be repaid within 60 days after the date of the insured’s death, if We have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under Our automatic payment plan where loan repayments are in an amount of at least $25.
We allocate loan repayments to the guaranteed interest account until all loans from the guaranteed interest account have been repaid. Thereafter We allocate loan repayments to the guaranteed interest account or the sub-accounts of the Variable Life Account as You direct. In the absence of Your instructions, We will allocate loan repayments to the guaranteed interest account Actual Cash Value and separate account Actual Cash Value on a Pro-rata basis, and to each sub-account in the separate account on a Pro-rata basis. We reserve the right to restrict the amount of any loan repayment allocated to the guaranteed interest account.
Loan repayments reduce Your Loan Account by the amount of the loan repayment.

A policy loan, whether or not it is repaid, will have a permanent effect on the Policy Value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the Policy Value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the Policy Value will be greater than if no loan had been made.
Surrender
You may request a surrender or partial surrender of Your Policy at any time while the insured is living. The surrender value of the Policy is the Actual Cash Value plus Asset Credits and loan interest credits and minus unpaid loan interest and any unpaid policy charges which are assessed against Actual Cash Value and less the surrender charge. We determine the surrender value as of the end of the Valuation Period during which We receive Your surrender request at Our home office. You may surrender the Policy by sending Us the Policy and a written request for its surrender. You may request that the surrender value be paid to You in cash or, alternatively, applied on a settlement option.
If You surrender Your Policy during the ten year period following policy issue or following a policy adjustment that resulted in an increase in Base Premium or net amount at risk, We will assess a surrender charge. See “Policy Charges.”
We also permit a partial surrender of the Actual Cash Value of the Policy in any amount of $500 or more. The maximum partial surrender is the amount available as a policy loan. The death benefit of the Policy will be reduced by the amount of the partial surrender. With any partial surrender, We will adjust the Policy to reflect the new face amount and Actual Cash Value and, unless otherwise instructed, the existing level of Premium payments.
We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial surrender from a Policy, which is on stop Premium, is being used to pay Premiums on any benefits and riders issued as part of the Policy. Transaction charges otherwise applicable to such a partial surrender are also waived.
On a partial surrender, You may tell Us from which Variable Life Account sub-accounts a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed interest account. If You do not, We will deduct partial surrenders from Your guaranteed interest account Actual Cash Value and separate account Actual Cash Value on a Pro-rata basis, and from each sub-account of the separate account on a Pro-rata basis. If You have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, We will deduct all partial surrenders on a Pro-rata basis. We reserve the right to restrict the amount of any partial surrender taken from the guaranteed interest account. We will tell You, on request, what amounts are available for a partial surrender under Your Policy.
We will pay a surrender or partial surrender as soon as possible, but not later than seven days after We receive Your written request for surrender. However, if any portion of the Actual Cash Value to be surrendered is attributable to a Premium or non-repeating Premium payment made by nonguaranteed Funds such as a personal check, We will delay mailing that portion of the surrender proceeds until We have reasonable assurance that the payment has cleared and that good payment has been collected. The amount You receive on surrender may be more or less than the total Premiums paid for Your Policy.

Free Look
It is important to Us that You are satisfied with any policy adjustments to increase the Premium. If Your Policy is adjusted and the adjustment results in an increased Premium, You may return the Policy within 30 days of receiving the policy adjustment. If You return the Policy, the requested Premium increase adjustment will be cancelled. We will send You a refund of any additional Premiums paid within seven days of the date We receive Your notice of cancellation for that adjustment.
Policy Charges
Premium Charges.     From base and non-repeating Premiums, We deduct a Premium charge not to exceed 5.75 percent of each Premium. Non-repeating Premiums are currently subject to a Premium charge of 3 percent. See “Policy Premiums” and the “Transaction Fees Table” under “Summary of Benefits and Risks.” This charge is designed to cover sales commissions in early Policy Years and other charges related to Premiums in later Policy Years, such as administrative expenses and taxes.
Actual Cash Value Charges.     We assess against Your Actual Cash Value (1) a monthly policy charge, (2) a policy issue charge, (3) a cost of insurance charge, (4) a cash extra charge, (5) certain transaction charges, and (6) a surrender charge.
(1)	The monthly policy charge will not exceed $12.00 plus $0.0125 per $1,000 of face amount. This charge is to cover certain administrative expenses, including those attributable to the records We create and maintain for Your Policy.
(2)	The policy issue charge is shown in the schedule on page 1 of the Policy and applies for the first ten years of the Policy following issue and policy adjustments that result in an increase in Base Premium or net amount at risk. This charge is to recover the expense of issuing, underwriting and distributing the Policy.
(3)	The cost of insurance charge is calculated by multiplying the net amount at risk under Your Policy by a rate which varies with the insured’s age, gender and risk class. We occasionally review the adequacy of Our cost of insurance rates and may adjust those charges prospectively depending upon Our expectations about Our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. The minimum guaranteed monthly charge is $0.01 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. See “Additional Benefits.” The net amount at risk varies with investment performance, payment of Premiums and policy charges. The rate will not exceed the rate shown in the Maximum Monthly Cost of Insurance Rates table on page 1 of the Policy. This charge compensates Us for providing the death benefit under this Policy.
(4)	The cash extra charge is a monthly charge which compensates Us for providing the death benefit when certain mortality risks exceed the standard. If there is one, the cash extra charge will be shown on page 1 of Your Policy.
(5)	Transaction Charges:
(a)	A policy adjustment transaction charge of $25 is charged at every policy adjustment. This charge is for expenses associated with processing a policy adjustment. See “Policy Adjustments.” If an adjustment results in an increase in Base Premium, face amount or net amount at risk, there will also be a new policy issue charge. See “Actual Cash Value Charges” above.

(b)	A partial surrender transaction charge of the lesser of $25 or 2 percent of the amount of the partial surrender is charged at a partial surrender. This charge is for expenses associated with processing a partial surrender.
(c)	A transfer transaction charge of no more that $25 is charged for each transfer of Actual Cash Value among the guaranteed interest account and the sub-accounts of the separate account. This charge is for expenses associated with processing a transfer. Currently, no transfer transaction charge is assessed.
(6)	A surrender charge is shown in the schedule on page 1 of the Policy and applies for the first ten years of the Policy following issue and policy adjustments that result in an increase in Base Premium or net amount at risk. The maximum surrender charge is the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period. This amount will not be adjusted for present value. This charge is to recover any policy issue charges that have not yet been assessed.
We assess the monthly policy charge, policy issue charge, cost of insurance charge and cash extra charge against Your Actual Cash Value monthly on the monthly policy anniversary and on the occurrence of the death of the insured, policy surrender, or policy termination. Transaction charges for a policy adjustment, a partial surrender or a transfer are assessed against Your Actual Cash Value at the time of a policy adjustment, a partial surrender or a transfer. Transaction charges for a transfer are assessed against the amount transferred. A surrender charge is assessed against Actual Cash Value when the policy is surrendered or terminates.
Ordinarily, We assess charges against Your guaranteed interest account Actual Cash Value and separate account Actual Cash Value on a Pro-rata basis and from each sub-account in the separate account on a Pro-rata basis. However, if You instruct Us in writing, We will assess the monthly policy charge, the policy issue charge, the cost of insurance charge and the cash extra charge against the guaranteed interest account or the sub-account(s) that You specify. If You have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, We will assess all monthly charges on a pro-rata basis.
Separate Account Charges.     We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates Us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover Our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each Valuation Date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.
Portfolio Company Charges.     Charges are deducted from and expenses paid out of the assets of the Fund Portfolio companies, as described in the prospectus for those companies.
Charges for Additional Benefits.     We assess the following monthly charges for supplemental insurance benefits that You may add to Your Policy by Agreement:
Waiver of Premium Agreement — the minimum guaranteed annual charge is $0.12 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.
Inflation Agreement — The maximum annual charge is $8.00.
Face Amount Increase Agreement — The minimum guaranteed annual charge is $0.65 per $1,000 of agreement coverage and the maximum guaranteed annual charge is $2.29 per $1,000 of agreement coverage.

Business Continuation Agreement — The minimum guaranteed annual charge is $0.10 per $1,000 of agreement coverage and the maximum guaranteed annual charge is $35.04 per $1,000 of agreement coverage.
Family Term Agreement — The maximum charge is $5.00 per $1,000 of agreement coverage.
Other Policy Provisions
Beneficiary.     When We receive proof satisfactory to Us of the insured’s death, We will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, We will pay the death proceeds to the beneficiary named in the last change of beneficiary request.
If a beneficiary dies before the insured, that beneficiary’s interest in the Policy ends with that beneficiary’s death. Only beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured We will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner’s estate, or, if the owner is a corporation, to it or its successor.
You may change the beneficiary designated to receive the proceeds. If You have reserved the right to change the beneficiary, You can file a written request with Us to change the beneficiary. If You have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.
Your written request will not be effective until it is recorded in Our home office. After it has been so recorded, it will take effect as of the date You signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds We have paid before Your request was recorded in Our home office records.
Payment of Proceeds.     The amount payable as death proceeds upon the insured’s death will be the death benefit provided by the Policy, plus any additional insurance on the insured’s life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the cash option is in effect at the insured’s death, We will pay to the beneficiary any part of a paid Premium that covers the period from the end of the policy month in which the insured died to the date to which Premiums are paid. Normally, We will pay any policy proceeds within seven days after Our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, We will determine the amount of payment as of the end of the Valuation Period during which a request is received at Our home office.
We reserve the right to defer policy payments, including policy loans, for up to six months from the date of Your request, if such payments are based upon Policy Values which do not depend on the investment performance of the Variable Life Account. In that case, if We postpone a payment other than a policy loan payment for more than 31 days, We will pay You interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on Policy Values which do depend on the investment performance of the Variable Life Account, We may defer payment only:
(1)	for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or
(2)	when the SEC has determined that a state of emergency exists which may make such payment impractical.

Settlement Options.     The proceeds of a Policy will be payable if the Policy is surrendered, or We receive proof satisfactory to Us of the insured’s death. These events must occur while the Policy is in force. We will pay the proceeds at Our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to Our home office.
We will pay interest on single sum death proceeds from the date of the insured’s death until the date of payment. Interest will be at an annual rate determined by Us, but never less than 3 percent.
The proceeds of a Policy may be paid in other than a single sum and You may, during the lifetime of the insured, request that We pay the proceeds under one of the Policy’s settlement options. We may also use any other method of payment that is agreeable to both You and Us. A settlement option may be selected only if the payments are to be made to a natural person in that person’s own right, and if the periodic installment or interest payment is at least $50.
Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.
Option 1 — Interest Payments
We will pay interest on the proceeds at such times and for a period that is agreeable to You and Us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method We approve.
Option 2 — Payments for a Specified Period
We will make payments for a specified number of years.
Option 3 — Life Income
We will make payments monthly during the lifetime of the person who is to receive the income, terminating with the last monthly payment immediately preceding that person’s death. We may require proof of the age and gender of the annuitant.
Option 4 — Payments of a Specified Amount
We will pay a specified amount until the proceeds and interest are fully paid.
If You request a settlement option, You will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless You elect otherwise, a beneficiary may select a settlement option after the insured’s death.
The minimum amount of interest We will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as We determine.
Assignment.     The Policy may be assigned. The assignment must be in writing and filed at Our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment.
Misstatement of Age or Gender.     If the insured’s age or gender has been misstated, We will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured’s correct age or gender.

Incontestability.     After a Policy has been in force during the insured’s lifetime for two years from the original policy date, We may not contest the Policy, except for fraud. However, if there has been a policy adjustment, reinstatement or any other policy change for which We required evidence of insurability, We may contest that policy adjustment, reinstatement or change for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy adjustment, reinstatement or change.
Suicide.     If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, Our liability will be limited to an amount equal to the Premiums paid for the Policy. If there has been a policy adjustment, reinstatement or any other policy change for which We required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the policy adjustment, reinstatement or change, Our liability with respect to the policy adjustment, reinstatement or change will be limited to an amount equal to the Premiums paid for the policy adjustment, reinstatement or change.
Reports.     At least once each year We will send You a report. This report will include the Actual Cash Value, the face amount and the death benefit as of the date of the report. It will also show the Premiums paid during the Policy Year, policy loan activity and the Policy Value. We will send the report to You without cost. The information in the report will be current as of a date within two months of its mailing.
Abandoned Property Requirements.     Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call Us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, to make such changes.
Additional Benefits
You may be able to obtain additional policy benefits, subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional Premium.
Waiver of Premium Agreement.     The Waiver of Premium Agreement requires an additional Premium and provides for the payment of policy Premium in the event of the insured’s disability.
Inflation Agreement.     The Inflation Agreement requires an additional Premium and provides for a face amount increase equal to twice the percentage increase in the consumer price index during the previous three years, subject to a maximum of $100,000.
Face Amount Increase Agreement.     The Face Amount Increase Agreement requires an additional Premium and provides for increases in the face amount, without evidence of insurability, at specified ages of the insured.
Business Continuation Agreement.     The Business Continuation Agreement requires an additional Premium and allows You to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by You.

Family Term Rider.     The Family Term Rider requires an additional Premium and provides a fixed amount of term insurance on children of an insured.
Exchange of Insureds Agreement.     The Exchange of Insureds Agreement requires no additional Premium and allows for the transfer of existing insurance coverage to another insured within a business setting. Because the exchange is generally a taxable event, You should consult a tax advisor about the tax consequences before making such an exchange.
Accelerated Benefits Agreement.     The Accelerated Benefits Agreement is issued without additional Premium. It allows You to receive a significant portion of Your Policy’s death benefit, if the insured develops a terminal condition due to sickness or injury.
Enhanced Guarantee Agreement and Enhanced Guarantee Choice Agreement.     Both the Enhanced Guarantee Agreement and the Enhanced Guarantee Choice Agreement are issued without additional Premium. They both provide for an improved guaranteed plan of insurance if You elect to participate in an Acceptable Allocation Program (AAP). For each AAP, We will choose a specific group of sub-accounts and determine the proportion of all transactions that will be allocated to each of those sub-accounts. You will have several AAPs from which to choose. In order to preserve the chosen proportion, You must agree to certain limitations regarding the allocation of Premiums, transfers of Policy Values, allocation of partial surrenders, allocation of policy loans, and allocation of monthly charges described elsewhere in this prospectus. From time to time We may change the AAPs which We offer. With the Enhanced Guarantee Choice Agreement, if You change Your AAP, We will adjust the policy.
Other Matters
Federal Tax Status
Introduction.     The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on Our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the “IRS”). We have not considered any applicable state or other tax laws.
Taxation of Minnesota Life and the Variable Life Account.     We are taxed as a “life insurance company” under the Internal Revenue Code (the “Code”). The operations of the Variable Life Account form a part of, and are taxed with, Our other business activities. Currently, We pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account’s activities. The Variable Life Account is not taxed as a “regulated investment company” under the Code and it does not anticipate any change in that tax status.
At the present time, We make no charge to the Variable Life Account for any federal, state or local taxes that We incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that We determine to be properly attributable to the Variable Life Account or the Policies.
In calculating Our corporate income tax liability, We derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce Our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits result from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.
Tax Status of Policies.     Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, We believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a Premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.
If it is subsequently determined that a Policy does not satisfy Section 7702, We may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, We reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702 of the Code.
In rare circumstances, if We receive and allocate Your Premium or Non-Repeating Premium before its due date, Your Policy will fail to qualify as life insurance. To prevent Your Policy from failing to qualify as life insurance, We will hold Your Premium or Non-Repeating Premium in a non-interest bearing account until its due date, at which time We will allocate Your Premium or Non-Repeating Premium to the Guaranteed Principal Account or sub-accounts of the Variable Life Account.
Diversification of Investments.     Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be “adequately diversified” in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio’s assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of Ours, We do not control the Securian Funds Trust or the investments of its Portfolios. Nonetheless, We believe that each Portfolio of the Securian Funds Trust in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be “adequately diversified.”
Owner Control.     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.
The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, We do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, We reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.
The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.
Tax Treatment of Policy Benefits.     On the death of the insured, We believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. If You receive an accelerated benefit, that benefit may be taxable and You should seek assistance from a tax adviser. You are not currently taxed on any part of the inside build-up of cash value until You actually receive cash from the Policy. However, taxability may also be determined by Your contributions to the Policy and prior Policy activity.
Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy’s death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If You are considering any such transactions, You should consult a tax adviser before effecting the transaction.
We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to You unless Your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.
A complete surrender or partial surrender of the Actual Cash Values of a Policy may have tax consequences. On surrender, You will not be taxed on values received except to the extent that they exceed the gross Premiums paid under the Policy, reduced by any previously received excludable amounts (“cost basis”). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to You in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy’s maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.
Modified Endowment Contracts.     It should be noted, however, that under the Code the tax treatment described above is not available for Policies characterized as modified endowment contracts. In general, policies with a high Premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative Premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level Premiums which would be paid under a 7-pay life policy. If those cumulative Premiums exceed the 7-pay life Premiums, the policy is a modified endowment contract.
Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts You receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the Policy are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the cost basis of the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date You attain age 59½, or is attributable to Your becoming disabled, or as part of a series of substantially equal periodic payments for Your life or the joint lives of You and Your beneficiary.
Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of Our efforts to provide a payment schedule that will not violate the 7-pay test.
Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, You should consult a tax adviser before effecting an exchange of any life insurance policy.
A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation.
The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a “material change” shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.
In rare circumstances, if We receive and allocate Your Premium before its due date, Your Policy will become a modified endowment contract. To prevent Your Policy from becoming a modified endowment contract, We will hold Your Premium in a non-interest bearing account until its due date, at which time We will allocate Your Premium to the guaranteed account or sub-accounts of the Variable Life Account.
If a Policy becomes a modified endowment contract, distributions that occur during the Policy Year it becomes a modified endowment contract and any subsequent Policy Year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the Policy’s flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy Owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any Non-Repeating Premiums or making any other change to, including an exchange of, a Policy to determine whether such Premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.
Multiple Policies.     Under the Code, all modified endowment contracts, issued by Us (or an affiliated company) to the same Policy Owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see Your own tax adviser.
Withholding.     To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.
Other Taxes.     The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy Owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.
The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.
In addition, while We intend for the Policy to remain in force through the insured’s age 121, the tax consequences associated with a Policy remaining in force after the insured’s 100th birthday are unclear. You should consult a tax adviser in all these circumstances.
Other Transactions.     Changing the Policy Owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.
Reinstatements.     You may have adverse tax consequences if You request that We reinstate Your Policy after it has terminated with no cash value or for non-payment of Premiums. For example, reinstatements that occur more than ninety days after a policy terminates with no cash value or for non-payment of Premium could automatically be classified as a MEC. You should consult Your tax advisor before You reinstate Your Policy.
Business Uses of Policy.     The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if You are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, You should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.
Employer-owned Life Insurance Contracts.     The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the Premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.
Split Dollar Arrangements.     A tax adviser should also be consulted with respect to the 2003 split dollar regulations if You have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.
Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.
Although the prohibition on loans is generally effective as of the Act’s effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a Premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.
Alternative Minimum Tax.     There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Policy Owner is subject to that tax.
Estate, Gift and Generation-Skipping Transfer Taxes.     The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the Policy Owner’s estate for purposes of federal estate tax if the insured owned the Policy. If the Policy Owner was not the insured, the fair market value of the

Policy would be included in the Policy Owner’s estate upon the Policy Owner’s death. The Policy would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.
Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require Us to deduct the tax from Your Policy, or from any applicable payment, and pay it directly to the IRS.
Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.
Tax Cuts and Jobs Act.     The Tax Cuts and Jobs Act (“TCJA”) signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change estate and gift tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.
For 2020, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,580,000 and 40%, respectively.
The Code’s complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your Beneficiaries under all possible scenarios.
You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.
Tax Shelter Regulations.     Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.
Medicare Tax on Investment Income.     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.
Life Insurance Purchases by Residents of Puerto Rico.     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.
Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.
Voting Rights
We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with Your instructions. If, however, the 1940 Act or any regulation thereunder should change and We determine that it is permissible to vote the Fund shares in Our own right, We may elect to do so. The number of votes as to which You have the right to instruct will be determined by dividing Your Policy’s Actual Cash Value in a sub-account by the net asset value per share of the corresponding Fund Portfolio. Fractional shares will be counted. The number of votes as to which You have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from Policy Owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of Policy Owners could determine the outcome of a proposal subject to shareholder vote. Each Policy Owner having a voting interest will receive proxy material, reports and other material relating to the Funds.
We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, We may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if We reasonably disapprove of such changes. A change would be disapproved only
•	if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of Policy Owners or
•	if We determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by Us or any of Our affiliates which have similar investment objectives.
In the event that We disregard voting instructions, a summary of that action and the reason for such action will be included in Your next semi-annual report.
Compensation Paid for the Sale of the Policies
Securian Financial Services, Inc. (“Securian Financial”), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.
Payments to Registered Representatives of Securian Financial.     Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross Premium in the first Policy Year; up to 8.4 percent of the gross Premium in Policy Years two through ten; up to 1.6 percent in Policy Years thereafter; and 0 percent of non-repeating Premiums. The commission will apply to the portion of the annual Base Premium necessary for an original issue whole life plan of insurance under the Cash Option. On Premiums received in excess of that amount We will pay commissions up to 4.9 percent in Policy Years one through ten and up to 1.6 percent thereafter.
In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, We and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by Us or Our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Us and Our affiliates. Such credits also cover the registered representatives’ transportation, hotel accommodations, meals, registration fees and the like. We will also pay qualifying Securian Financial registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with Us. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, insurance benefits, and other benefits based on their contract with Us.
We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.
Payments to Broker-Dealers.     We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that We pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that We pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.
All of the compensation described here, and other compensation or benefits provided by Minnesota Life or Our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence Your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask Your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

Cybersecurity
Our variable insurance product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, so Our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting Us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect Our and Your product values. For instance, cyber-attacks may interfere with Our processing of contract transactions (including the processing of orders through Our online service centers or with the Portfolios), impact Our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or Our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that We or the Portfolios or Our service providers will avoid losses affecting Your Policy due to cyber-attacks or information security breaches in the future.
Legal Proceedings
Like other life insurance companies, We are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, We believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, We are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.
Financial Statements
The financial statements of the Minnesota Life Variable Life Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from Us upon request. To request a Statement of Additional Information, call Us at 1-800-643-5728 or write to Us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.
Registration Statement
We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

Statement of Additional Information
A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from Us at Your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, You may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from Us. To request a Statement of Additional Information, a personalized illustration or any information about Your Policy call Us at 1-800-643-5728 or write to Us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.
Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and at the SEC’s website, http://www.sec.gov. You can also call the SEC at 1-202-551-8090.
The table of contents for the Statement of Additional Information is as follows:
General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements
Investment Company Act No. 811-4585

MINNESOTA LIFE VARIABLE LIFE ACCOUNT
(Exact Name of Registrant)
Minnesota Life Insurance Company
(Name of Depositor)
400 Robert Street North
Saint Paul, Minnesota 55101
(Address of Depositor's Principal Executive Offices)
1-651-665-3500
(Depositor's Telephone Number, including Area Code)
Gary R. Christensen, Esq.
Senior Vice President, General Counsel and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
(Name and Address of Agent for Service)
Statement of Additional Information
The date of this document and the prospectus is: May 1, 2020
This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds’ current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-643-5728, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

General Information and History
Additional Information about Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements
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General Information and History
We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company.” All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.,” which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.
Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.
On October 21, 1985, Our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account (“Variable Life Account”), in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a “separate account” under the federal securities laws.
We are the legal owner of the assets in the Variable Life Account. The obligations to Policy Owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus Our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which We may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of Our General Account and of any other separate account which We may have established or may later establish.
The Variable Life Account currently has multiple sub-accounts to which You may allocate Premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.
Additional Information about Operation of Contracts and Registrant
Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and
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administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street’s performance of these services.
Underwriters
The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. (“Securian Financial”) or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.
Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.
Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross Premium in the first Policy Year; up to 8.4 percent of the gross Premium in Policy Years two through ten; up to 1.6 percent in Policy Years thereafter; and 0 percent of non-repeating Premiums. The commission will apply to the portion of the annual Base Premium necessary for an original issue whole life plan of insurance under the Cash Option. On Premiums received in excess of that amount We will pay commissions up to 4.9 percent in Policy Years one through ten and up to 1.6 percent thereafter. Amounts paid by Minnesota Life to the underwriter for 2019, 2018, and 2017 were $7,318,329, $7,908,241 and $8,414,529 , respectively, which include amounts paid for other contracts issued through the Minnesota Life Variable Life Account.
While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian’s sales of Minnesota Life variable products.
In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, We or Securian Financial Services will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by Us or Our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Us and Our affiliates. Such credits may cover the registered representatives’ transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with Us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of up to .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.
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Additional Information About Charges
a) Sales Load
See the description of the policy issue charge in the prospectus.
b) Underwriting Procedures
We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by Our underwriting rules and procedures which utilize factors such as age, sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or for face amount increases pursuant to an additional benefit agreement.
The basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 2001 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.
c) Increases in Face Amount
An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount will also result in a new policy issue charge.
Illustrations
Personalized illustrations provide You with a hypothetical projection of future Policy Values based upon Your age, sex, risk class, Premiums paid and death benefit chosen. You may obtain personalized illustrations from Your advisor showing how a policy might perform based upon different assumptions.
Financial Statements
The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2019 and 2018, and for each of the years in the three-year period ended December 31, 2019, and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2019, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG LLP's report, dated April 2, 2020, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally
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accepted accounting principles. Accordingly, KPMG LLP’s report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.
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                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Financial Statements
                              December 31, 2019
   (With Report of Independent Registered Public Accounting Firm Thereon)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Financial Statements

                              December 31, 2019

                                                             PAGE

Report of Independent Registered Public Accounting Firm                                                 1

Statements of Assets, Liabilities, and Policy Owners' Equity                                            3

Statements of Operations                                                                               14

Statements of Changes in Net Assets                                                                    25

Notes to Financial Statements                                                                          37

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners
     of the Minnesota Life Variable Life Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets, liabilities and policy owners' equity of the sub-accounts listed in the Appendix that comprise
Minnesota Life Variable Life Account (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in Note 7 (collectively, the financial statements. In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Such procedures also included confirmation of securities owned as of December
31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                             [KPMG_SIG]

We have served as the Separate Account's auditor since 1987.

Minneapolis, Minnesota
March 27, 2020

  1

   APPENDIX - MINNESOTA LIFE VARIABLE LIFE ACCOUNT

Statements of assets, liabilities, and policy owners' equity as of December 31,
2019, the related statements
of operations for the year then ended, and the statements of changes in net assets for each of the years or periods in the two year period then ended.

   AB VPS International Value Portfolio - Class B Shares (1)
   American Century Investments II VP Inflation Protection Fund - Class II
       Shares (1)
   American Century Investments VP Income & Growth Fund - Class II Shares (1)
   American Funds IS(R) Global Bond Fund - Class 2 Shares (1)
   American Funds IS(R) Global Growth Fund - Class 2 Shares (1)
   American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares (1)
   American Funds IS(R) Growth Fund - Class 2 Shares (1)
   American Funds IS(R) Growth-Income Fund - Class 2 Shares (1)
   American Funds IS(R) International Fund - Class 2 Shares (1)
   American Funds IS(R) New World Fund(R) - Class 2 Shares (1)
   American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2
       Shares (1)
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (1)
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1)
   Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (1)
   Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (1)
   Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund - Class
       2 (1)
   Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund - Class 2
       (1)
   Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (1)
   Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
   Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II Shares (1)
   Invesco V.I. American Value Fund - Series II Shares (1)
   Invesco V.I. Comstock Fund - Series II Shares (1)
   Invesco V.I. Equity and Income Fund - Series II Shares (1)
   Invesco V.I. Growth and Income Fund - Series II Shares (1)
   Invesco V.I. Small Cap Equity Fund - Series II Shares (1)
   Ivy VIP - Asset Strategy Class II (1)
   Ivy VIP - Balanced Class II (1)
   Ivy VIP - Core Equity Class II (1)
   Ivy VIP - Global Growth Class II (1)
   Ivy VIP - High Income Class II (1)
   Ivy VIP - International Core Equity Class II (1)
   Ivy VIP - Mid Cap Growth Class II (1)
   Ivy VIP - Natural Resources Class II (1)

(1) See Note 1 to the financial statements for the former name of the sub-account.

   Ivy VIP - Science and Technology Class II (1)
   Ivy VIP - Small Cap Core Class II (1)
   Ivy VIP - Small Cap Growth Class II (1)
   Ivy VIP - Value Class II (1)
   Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares
       (1)
   Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1)
   Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service
       Shares (1)
   Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares
       (1)
   MFS(R) VIT - Mid Cap Growth Series - Service Class (1)
   MFS(R) VIT II - International Intrinsic Value Portfolio - Service Class
       (1)
   Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging
       Markets Equity Portfolio - Class II Shares (1)
   Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
       Shares (1)
   Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (1)
   Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares
       (1)
   Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (1)
   Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares
       (1)
   Neuberger Berman Advisers Management Trust Sustainable Equity - S Class
       Shares (1)
   PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (1)
   PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (1)
   Putnam VT Equity Income Fund - Class IB Shares (1)
   Putnam VT Growth Opportunities Fund - Class IB Shares (1)
   Putnam VT International Equity Fund - Class IB Shares (1)
   Putnam VT Sustainable Leaders Fund - Class IB Shares (1)
   Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT Government Money Market Fund (1)
   Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT IvySM Growth Fund (1)
   Securian Funds Trust - SFT IvySM Small Cap Growth Fund (1)
   Securian Funds Trust - SFT Real Estate Securities Fund - Class 2 Shares
       (1)
   Securian Funds Trust - SFT T. Rowe Price Value Fund (1)

  2

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                       AMER CENTURY      AMER CENTURY
                                                                      AB VPS INTL       II VP INFL         VP INC &
                                                                      VALUE CL B         PRO CL II       GROWTH CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $            676,314         4,512,118        11,155,439
Receivable from Minnesota Life for policy purchase payments                      --                --                --
Receivable for investments sold                                                  34                74                33
                                                                --------------------------------------------------------------------

           Total assets                                                     676,348         4,512,192        11,155,472
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  34                74                33
Payable for investments purchased                                                --                --                --
                                                                --------------------------------------------------------------------

           Total liabilities                                                     34                74                33
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $            676,314         4,512,118        11,155,439
                                                                ====================================================================

           Total policy owners' equity                         $            676,314         4,512,118        11,155,439

           Investment shares                                                 47,494           439,778         1,112,207
           Investments at cost                                 $            710,461         4,445,396        10,586,432

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                 AMER FUNDS IS      AMER FUNDS IS      AMER FUNDS IS
                                                                GLOBAL BOND CL      GLOBAL GROWTH      GLOBAL SMALL
                                                                       2                CL 2             CAP CL 2
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                        3,028,865          7,965,216          5,115,390
Receivable from Minnesota Life for policy purchase payments                  --              8,364                 --
Receivable for investments sold                                           8,464                 --                 90
                                                                --------------------------------------------------------------------

           Total assets                                               3,037,329          7,973,580          5,115,480
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                           8,464                 --                 90
Payable for investments purchased                                            --              8,364                 --
                                                                --------------------------------------------------------------------

           Total liabilities                                              8,464              8,364                 90
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                     3,028,865          7,965,216          5,115,390
                                                                ====================================================================

           Total policy owners' equity                                3,028,865          7,965,216          5,115,390

           Investment shares                                            251,776            247,060            196,595
           Investments at cost                                        2,945,637          6,986,770          4,479,423

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  3

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                        AMER FUNDS IS
                                                                     AMER FUNDS IS      GROWTH-INC CL      AMER FUNDS IS
                                                                      GROWTH CL 2             2              INTL CL 2
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $         29,476,217         23,897,534         20,072,176
Receivable from Minnesota Life for policy purchase payments                      --              1,859              1,703
Receivable for investments sold                                              14,184                 --                 --
                                                                --------------------------------------------------------------------

           Total assets                                                  29,490,401         23,899,393         20,073,879
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                              14,184                 --                 --
Payable for investments purchased                                                --              1,859              1,703
                                                                --------------------------------------------------------------------

           Total liabilities                                                 14,184              1,859              1,703
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $         29,476,217         23,897,534         20,072,176
                                                                ====================================================================

           Total policy owners' equity                         $         29,476,217         23,897,534         20,072,176

           Investment shares                                                365,846            477,187            965,937
           Investments at cost                                 $         26,275,972         22,385,393         18,249,269

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                    AMER FUNDS IS      FIDELITY VIP
                                                                 AMER FUNDS IS       US GOVT/AAA       EQUITY-INCOME
                                                                NEW WORLD CL 2          CL 2               SC 2
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       36,504,361          1,191,599         90,320,945
Receivable from Minnesota Life for policy purchase payments                  --                 --                 --
Receivable for investments sold                                          11,041                 94             24,245
                                                                --------------------------------------------------------------------

           Total assets                                              36,515,402          1,191,693         90,345,190
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                          11,041                 94             24,245
Payable for investments purchased                                            --                 --                 --
                                                                --------------------------------------------------------------------

           Total liabilities                                             11,041                 94             24,245
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    36,504,361          1,191,599         90,320,945
                                                                ====================================================================

           Total policy owners' equity                               36,504,361          1,191,599         90,320,945

           Investment shares                                          1,426,509             97,592          3,909,998
           Investments at cost                                       33,018,211          1,165,188         79,901,992

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  4

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                          FRANKLIN         FRANKLIN SMALL
                                                                     FIDELITY VIP      MUTUAL SHS VIP      CAP VAL VIP CL
                                                                      MID CAP SC2           CL 2                  2
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $         53,963,505         10,308,881           9,526,905
Receivable from Minnesota Life for policy purchase payments                      --                443                   1
Receivable for investments sold                                              15,505                 --                  --
                                                                --------------------------------------------------------------------

           Total assets                                                  53,979,010         10,309,324           9,526,906
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                              15,505                 --                  --
Payable for investments purchased                                                --                443                   1
                                                                --------------------------------------------------------------------

           Total liabilities                                                 15,505                443                   1
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $         53,963,505         10,308,881           9,526,905
                                                                ====================================================================

           Total policy owners' equity                         $         53,963,505         10,308,881           9,526,905

           Investment shares                                              1,699,638            548,053             633,017
           Investments at cost                                 $         53,377,095         10,247,828          10,646,612

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                   FRANKLIN         FRANKLIN TEMP      GOLDMAN SACHS
                                                                 SM-MD CAP GR       DEV MKTS VIP       VIT HQ FLT RT
                                                                   VIP CL 2             CL 2                SS
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       26,947,121         32,421,757          2,645,910
Receivable from Minnesota Life for policy purchase payments                  --                 --                 --
Receivable for investments sold                                          15,124                798                186
                                                                --------------------------------------------------------------------

           Total assets                                              26,962,245         32,422,555          2,646,096
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                          15,124                798                186
Payable for investments purchased                                            --                 --                 --
                                                                --------------------------------------------------------------------

           Total liabilities                                             15,124                798                186
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    26,947,121         32,421,757          2,645,910
                                                                ====================================================================

           Total policy owners' equity                               26,947,121         32,421,757          2,645,910

           Investment shares                                          1,558,538          3,027,242            255,643
           Investments at cost                                       28,951,770         25,219,902          2,655,725

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  5

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                        INVESCO             INVESCO          INVESCO VI
                                                                    OPPHMR VI INTL       OPPHMR VI MS      AMERICAN VALUE
                                                                     GROWTH SR II        SM CAP SR II           SR II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $         25,197,650           2,236,122          1,722,382
Receivable from Minnesota Life for policy purchase payments                      --                  --                 --
Receivable for investments sold                                               5,311                  90                 69
                                                                --------------------------------------------------------------------

           Total assets                                                  25,202,961           2,236,212          1,722,451
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                               5,311                  90                 69
Payable for investments purchased                                                --                  --                 --
                                                                --------------------------------------------------------------------

           Total liabilities                                                  5,311                  90                 69
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $         25,197,650           2,236,122          1,722,382
                                                                ====================================================================

           Total policy owners' equity                         $         25,197,650           2,236,122          1,722,382

           Investment shares                                              9,842,832              97,690            109,427
           Investments at cost                                 $         23,265,551           2,296,361          1,822,313

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                     INVESCO VI         INVESCO VI
                                                                  INVESCO VI       EQUITY & INC SR     GROWTH & INC
                                                                COMSTOCK SR II           II                SR II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                        7,837,699          2,658,443            820,131
Receivable from Minnesota Life for policy purchase payments              11,254                 --                 --
Receivable for investments sold                                              --             19,276             27,124
                                                                --------------------------------------------------------------------

           Total assets                                               7,848,953          2,677,719            847,255
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                              --             19,276             27,124
Payable for investments purchased                                        11,254                 --                 --
                                                                --------------------------------------------------------------------

           Total liabilities                                             11,254             19,276             27,124
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                     7,837,699          2,658,443            820,131
                                                                ====================================================================

           Total policy owners' equity                                7,837,699          2,658,443            820,131

           Investment shares                                            458,613            152,609             43,029
           Investments at cost                                        8,142,720          2,647,263            905,393

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  6

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     INVESCO VI SM
                                                                     CAP EQUITY SR    IVY VIP ASSET        IVY VIP
                                                                          II         STRATEGY CL II    BALANCED CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          3,151,203       29,462,748       112,742,145
Receivable from Minnesota Life for policy purchase payments                      45               --                --
Receivable for investments sold                                                  --            9,314            96,241
                                                                --------------------------------------------------------------------

           Total assets                                                   3,151,248       29,472,062       112,838,386
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --            9,314            96,241
Payable for investments purchased                                                45               --                --
                                                                --------------------------------------------------------------------

           Total liabilities                                                     45            9,314            96,241
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          3,151,203       29,462,748       112,742,145
                                                                ====================================================================

           Total policy owners' equity                         $          3,151,203       29,462,748       112,742,145

           Investment shares                                                189,831        3,101,309        13,715,089
           Investments at cost                                 $          3,483,386       29,870,253       116,341,731

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                IVY VIP CORE     IVY VIP GLOBAL     IVY VIP HIGH
                                                                EQUITY CL II      GROWTH CL II      INCOME CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                      13,466,100        10,678,277        15,139,372
Receivable from Minnesota Life for policy purchase payments                 --                --             3,391
Receivable for investments sold                                            579               662                --
                                                                --------------------------------------------------------------------

           Total assets                                             13,466,679        10,678,939        15,142,763
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                            579               662                --
Payable for investments purchased                                           --                --             3,391
                                                                --------------------------------------------------------------------

           Total liabilities                                               579               662             3,391
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                   13,466,100        10,678,277        15,139,372
                                                                ====================================================================

           Total policy owners' equity                              13,466,100        10,678,277        15,139,372

           Investment shares                                         1,066,301         2,985,427         4,364,441
           Investments at cost                                      12,276,398        13,273,861        15,708,867

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  7

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     IVY VIP INTL        IVY VIP MID          IVY VIP
                                                                    CORE EQUITY CL      CAP GROWTH CL     NATURAL RES CL
                                                                          II                 II                 II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $        145,148,361          6,216,239          4,104,051
Receivable from Minnesota Life for policy purchase payments                      --              3,770                 21
Receivable for investments sold                                              90,793                 --                 --
                                                                --------------------------------------------------------------------

           Total assets                                                 145,239,154          6,220,009          4,104,072
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                              90,793                 --                 --
Payable for investments purchased                                                --              3,770                 21
                                                                --------------------------------------------------------------------

           Total liabilities                                                 90,793              3,770                 21
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $        145,148,361          6,216,239          4,104,051
                                                                ====================================================================

           Total policy owners' equity                         $        145,148,361          6,216,239          4,104,051

           Investment shares                                              9,273,056            490,016          1,067,957
           Investments at cost                                 $        146,286,882          5,535,258          4,509,129

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                    IVY VIP                            IVY VIP SMALL
                                                                SCIENCE & TECH      IVY VIP SMALL      CAP GROWTH CL
                                                                     CL II         CAP CORE CL II           II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       19,897,559         63,541,161         20,451,297
Receivable from Minnesota Life for policy purchase payments               1,470                 --                 --
Receivable for investments sold                                              --              5,664                980
                                                                --------------------------------------------------------------------

           Total assets                                              19,899,029         63,546,825         20,452,277
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                              --              5,664                980
Payable for investments purchased                                         1,470                 --                 --
                                                                --------------------------------------------------------------------

           Total liabilities                                              1,470              5,664                980
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    19,897,559         63,541,161         20,451,297
                                                                ====================================================================

           Total policy owners' equity                               19,897,559         63,541,161         20,451,297

           Investment shares                                            667,365          4,633,272          2,330,632
           Investments at cost                                       16,775,926         71,912,063         18,882,381

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  8

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                          JANUS           JANUS
                                                                     IVY VIP VALUE      HENDERSON       HENDERSON
                                                                         CL II         BALANCED SS      FORTY SS
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $         64,746,767       14,206,816      67,860,141
Receivable from Minnesota Life for policy purchase payments                      --            3,757              --
Receivable for investments sold                                              88,299               --           6,740
                                                                --------------------------------------------------------------------

           Total assets                                                  64,835,066       14,210,573      67,866,881
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                              88,299               --           6,740
Payable for investments purchased                                                --            3,757              --
                                                                --------------------------------------------------------------------

           Total liabilities                                                 88,299            3,757           6,740
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $         64,746,767       14,206,816      67,860,141
                                                                ====================================================================

           Total policy owners' equity                         $         64,746,767       14,206,816      67,860,141

           Investment shares                                              9,629,777          340,691       1,634,003
           Investments at cost                                 $         56,528,066       11,423,208      56,986,546

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     JANUS            JANUS         MFS VIT - MID
                                                                 HENDERSON MID      HENDERSON        CAP GROWTH
                                                                  CAP VAL SS       OVERSEAS SS         SER SC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                        5,379,964       58,860,507         5,948,907
Receivable from Minnesota Life for policy purchase payments                  --               --            22,401
Receivable for investments sold                                           2,932           12,129                --
                                                                --------------------------------------------------------------------

           Total assets                                               5,382,896       58,872,636         5,971,308
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                           2,932           12,129                --
Payable for investments purchased                                            --               --            22,401
                                                                --------------------------------------------------------------------

           Total liabilities                                              2,932           12,129            22,401
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                     5,379,964       58,860,507         5,948,907
                                                                ====================================================================

           Total policy owners' equity                                5,379,964       58,860,507         5,948,907

           Investment shares                                            333,745        1,845,157           648,736
           Investments at cost                                        5,243,661       57,094,277         5,753,800

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  9

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     MFS VIT II -      MORGSTANLEY      MORNINGSTAR
                                                                    INTL INTRINSIC     VIF EMG MK       AGGR GROWTH
                                                                        VAL SC           EQ CL 2         ETF CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          6,136,467        5,108,343       14,316,309
Receivable from Minnesota Life for policy purchase payments                      --               57               --
Receivable for investments sold                                               4,595               --              438
                                                                --------------------------------------------------------------------

           Total assets                                                   6,141,062        5,108,400       14,316,747
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                               4,595               --              438
Payable for investments purchased                                                --               57               --
                                                                --------------------------------------------------------------------

           Total liabilities                                                  4,595               57              438
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          6,136,467        5,108,343       14,316,309
                                                                ====================================================================

           Total policy owners' equity                         $          6,136,467        5,108,343       14,316,309

           Investment shares                                                208,228          320,674        1,170,589
           Investments at cost                                 $          5,592,224        4,950,567       13,853,689

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                 MORNINGSTAR       MORNINGSTAR      MORNINGSTAR
                                                                BALANCED ETF      CONSERVATIVE      GROWTH ETF
                                                                    CL II           ETF CL II          CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       8,177,520         1,560,288       29,834,096
Receivable from Minnesota Life for policy purchase payments                 --                 1               --
Receivable for investments sold                                          1,759                --            5,243
                                                                --------------------------------------------------------------------

           Total assets                                              8,179,279         1,560,289       29,839,339
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                          1,759                --            5,243
Payable for investments purchased                                           --                 1               --
                                                                --------------------------------------------------------------------

           Total liabilities                                             1,759                 1            5,243
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    8,177,520         1,560,288       29,834,096
                                                                ====================================================================

           Total policy owners' equity                               8,177,520         1,560,288       29,834,096

           Investment shares                                           769,287           140,188        2,734,564
           Investments at cost                                       8,531,556         1,552,524       30,372,935

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  10

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                      MORNINGSTAR          NEUBERGER         PIMCO VIT
                                                                    INC & GRO ASSET         BERMAN         LOW DURATION
                                                                       ALL CL II        SUSTAIN EQ S CL       ADV CL
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          1,407,250           1,321,861         5,141,957
Receivable from Minnesota Life for policy purchase payments                      --                  --                --
Receivable for investments sold                                                 151                  39               407
                                                                --------------------------------------------------------------------

           Total assets                                                   1,407,401           1,321,900         5,142,364
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                 151                  39               407
Payable for investments purchased                                                --                  --                --
                                                                --------------------------------------------------------------------

           Total liabilities                                                    151                  39               407
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          1,407,250           1,321,861         5,141,957
                                                                ====================================================================

           Total policy owners' equity                         $          1,407,250           1,321,861         5,141,957

           Investment shares                                                134,152              49,012           504,113
           Investments at cost                                 $          1,432,743           1,168,684         5,156,738

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                  PIMCO VIT         PUTNAM VT          PUTNAM VT
                                                                TOTAL RETURN      EQUITY INCOME      GROWTH OPP CL
                                                                   ADV CL             CL IB               IB
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                      22,438,264         9,113,346          5,805,390
Receivable from Minnesota Life for policy purchase payments             16,159                --                 --
Receivable for investments sold                                             --               409                166
                                                                --------------------------------------------------------------------

           Total assets                                             22,454,423         9,113,755          5,805,556
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --               409                166
Payable for investments purchased                                       16,159                --                 --
                                                                --------------------------------------------------------------------

           Total liabilities                                            16,159               409                166
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                   22,438,264         9,113,346          5,805,390
                                                                ====================================================================

           Total policy owners' equity                              22,438,264         9,113,346          5,805,390

           Investment shares                                         2,036,140           339,038            514,662
           Investments at cost                                      22,135,868         8,192,767          5,014,573

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  11

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                          PUTNAM VT
                                                                       PUTNAM VT       SUSTAIN LEADERS      SFT CORE BOND
                                                                     INTL EQ CL IB          CL IB               CL 2
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          6,827,014          1,564,828         125,962,662
Receivable from Minnesota Life for policy purchase payments                      --                100                  --
Receivable for investments sold                                                 346                 --               8,506
                                                                --------------------------------------------------------------------

           Total assets                                                   6,827,360          1,564,928         125,971,168
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                 346                 --               8,506
Payable for investments purchased                                                --                100                  --
                                                                --------------------------------------------------------------------

           Total liabilities                                                    346                100               8,506
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          6,827,014          1,564,828         125,962,662
                                                                ====================================================================

           Total policy owners' equity                         $          6,827,014          1,564,828         125,962,662

           Investment shares                                                455,438             40,393          50,361,153
           Investments at cost                                 $          5,846,331          1,407,280          97,010,028

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                   SFT GOVT         SFT INDEX 400      SFT INDEX 500
                                                                 MONEY MARKET          MC CL 2             CL 2
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       16,973,490         99,888,424        364,617,614
Receivable from Minnesota Life for policy purchase payments                  --                 --                 --
Receivable for investments sold                                           2,011              8,951             73,803
                                                                --------------------------------------------------------------------

           Total assets                                              16,975,501         99,897,375        364,691,417
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                           2,011              8,951             73,803
Payable for investments purchased                                            --                 --                 --
                                                                --------------------------------------------------------------------

           Total liabilities                                              2,011              8,951             73,803
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    16,973,490         99,888,424        364,617,614
                                                                ====================================================================

           Total policy owners' equity                               16,973,490         99,888,424        364,617,614

           Investment shares                                         16,973,490         18,576,193         28,157,870
           Investments at cost                                       16,973,490         44,719,060        147,357,668

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  12

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     SFT INTL BOND      SFT IVY        SFT IVY SMALL
                                                                         CL 2           GROWTH          CAP GROWTH
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $         24,798,962     333,543,403       120,134,065
Receivable from Minnesota Life for policy purchase payments                      --              --                --
Receivable for investments sold                                               1,043         153,242           140,193
                                                                --------------------------------------------------------------------

           Total assets                                                  24,800,005     333,696,645       120,274,258
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                               1,043         153,242           140,193
Payable for investments purchased                                                --              --                --
                                                                --------------------------------------------------------------------

           Total liabilities                                                  1,043         153,242           140,193
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $         24,798,962     333,543,403       120,134,065
                                                                ====================================================================

           Total policy owners' equity                         $         24,798,962     333,543,403       120,134,065

           Investment shares                                              9,728,543      15,266,554         6,399,569
           Investments at cost                                 $         22,448,658     154,993,419        65,810,321

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                                       SFT
                                                                                                   WELLINGTON
                                                                 SFT REAL        SFT T. ROWE     CORE EQUITY CL
                                                                ESTATE CL 2      PRICE VALUE            2
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                     57,013,594       86,234,091        71,717,255
Receivable from Minnesota Life for policy purchase payments                --               --                --
Receivable for investments sold                                         8,002           21,076            20,738
                                                                --------------------------------------------------------------------

           Total assets                                            57,021,596       86,255,167        71,737,993
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                         8,002           21,076            20,738
Payable for investments purchased                                          --               --                --
                                                                --------------------------------------------------------------------

           Total liabilities                                            8,002           21,076            20,738
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                  57,013,594       86,234,091        71,717,255
                                                                ====================================================================

           Total policy owners' equity                             57,013,594       86,234,091        71,717,255

           Investment shares                                       10,351,839        5,451,544         3,856,591
           Investments at cost                                     42,354,594       58,114,829        39,546,941

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  13

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                                             AMER            AMER
                                                                                          CENTURY II      CENTURY VP
                                                                          AB VPS INTL     VP INFL PRO        INC &
                                                                          VALUE CL B         CL II       GROWTH CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $           5,205        112,275         191,568
    Mortality, expense and administrative charges (note 3)                      (3,109)       (24,200)        (52,308)
       Fees waived (note 3)                                                         --             --              --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                            2,096         88,075         139,260
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --             --         884,492

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                      88,982      1,344,337       1,625,436
       Cost of investments sold                                                (96,866)    (1,344,117)     (1,635,363)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             (7,884)           220          (9,927)

       Net realized gains (losses) on investments                               (7,884)           220         874,565

    Net change in unrealized appreciation (depreciation)
       of investments                                                           97,338        311,963       1,135,359
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net              89,454        312,183       2,009,924
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $          91,550        400,258       2,149,184
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                                                         AMER FUNDS
                                                                       AMER FUNDS       AMER FUNDS        IS GLOBAL
                                                                        IS GLOBAL        IS GLOBAL      SMALL CAP CL
                                                                        BOND CL 2       GROWTH CL 2           2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund             45,220           80,185            7,383
    Mortality, expense and administrative charges (note 3)                 (14,119)         (34,094)         (22,774)
       Fees waived (note 3)                                                     --               --               --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                       31,101           46,091          (15,391)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                     --          379,282          288,948

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                 317,319          592,146          736,246
       Cost of investments sold                                           (312,960)        (487,005)        (666,562)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                          4,359          105,141           69,684

       Net realized gains (losses) on investments                            4,359          484,423          358,632

    Net change in unrealized appreciation (depreciation)
       of investments                                                      158,819        1,430,213          851,479
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net         163,178        1,914,636        1,210,111
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                             194,279        1,960,727        1,194,720
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  14

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                          AMER FUNDS      AMER FUNDS
                                                                         IS GROWTH CL     IS GROWTH-       AMER FUNDS
                                                                               2           INC CL 2       IS INTL CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         202,051        370,641          269,755
    Mortality, expense and administrative charges (note 3)                    (132,541)      (107,956)         (85,246)
       Fees waived (note 3)                                                         --             --               --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           69,510        262,685          184,509
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                  2,842,389      2,169,359          406,504

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   3,448,869      1,401,085        1,868,446
       Cost of investments sold                                             (3,645,295)    (1,557,036)      (1,884,211)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                           (196,426)      (155,951)         (15,765)

       Net realized gains (losses) on investments                            2,645,963      2,013,408          390,739

    Net change in unrealized appreciation (depreciation)
       of investments                                                        4,216,917      2,544,665        2,805,306
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           6,862,880      4,558,073        3,196,045
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       6,932,390      4,820,758        3,380,554
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                                        AMER FUNDS
                                                                       AMER FUNDS          IS US        FIDELITY VIP
                                                                         IS NEW         GOVT/AAA CL        EQUITY-
                                                                       WORLD CL 2            2           INCOME SC 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            293,318           23,570        1,560,589
    Mortality, expense and administrative charges (note 3)                (125,759)          (5,842)        (432,070)
       Fees waived (note 3)                                                     --               --               --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                      167,559           17,728        1,128,519
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                643,133               --        5,694,090

    Realized gains (losses) on sales of investments
       Proceeds from sales                                               1,747,623          187,671       10,391,533
       Cost of investments sold                                         (1,562,500)        (188,858)      (5,868,308)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        185,123           (1,187)       4,523,225

       Net realized gains (losses) on investments                          828,256           (1,187)      10,217,315

    Net change in unrealized appreciation (depreciation)
       of investments                                                    4,680,749           37,144        8,728,129
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net       5,509,005           35,957       18,945,444
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           5,676,564           53,685       20,073,963
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  15

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                           FRANKLIN       FRANKLIN
                                                                         FIDELITY VIP     MUTUAL SHS      SMALL CAP
                                                                          MID CAP SC2      VIP CL 2     VAL VIP CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         351,293        176,408         89,809
    Mortality, expense and administrative charges (note 3)                    (261,112)       (48,207)       (42,487)
       Fees waived (note 3)                                                         --             --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           90,181        128,201         47,322
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                  5,843,618        943,263      1,430,714

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   4,897,751        906,441      1,039,113
       Cost of investments sold                                             (3,236,301)      (732,650)    (1,172,812)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                          1,661,450        173,791       (133,699)

       Net realized gains (losses) on investments                            7,505,068      1,117,054      1,297,015

    Net change in unrealized appreciation (depreciation)
       of investments                                                        2,794,681        654,512        560,581
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          10,299,749      1,771,566      1,857,596
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      10,389,930      1,899,767      1,904,918
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                                        FRANKLIN
                                                                      FRANKLIN SM-      TEMP DEV          GOLDMAN
                                                                        MD CAP GR      MKTS VIP CL       SACHS VIT
                                                                        VIP CL 2            2          HQ FLT RT SS
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                 --         318,483           58,516
    Mortality, expense and administrative charges (note 3)                (130,417)       (157,083)         (14,087)
       Fees waived (note 3)                                                     --              --               --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     (130,417)        161,400           44,429
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund              3,676,845              --               --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                               2,796,661       5,507,734          776,009
       Cost of investments sold                                         (3,450,033)     (6,151,645)        (782,480)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                       (653,372)       (643,911)          (6,471)

       Net realized gains (losses) on investments                        3,023,473        (643,911)          (6,471)

    Net change in unrealized appreciation (depreciation)
       of investments                                                    3,786,915       7,665,119            4,281
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net       6,810,388       7,021,208           (2,190)
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           6,679,971       7,182,608           42,239
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  16

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                            INVESCO         INVESCO
                                                                           OPPHMR VI       OPPHMR VI     INVESCO VI
                                                                          INTL GROWTH      MS SM CAP      AMERICAN
                                                                             SR II           SR II       VALUE SR II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         142,092             --          6,900
    Mortality, expense and administrative charges (note 3)                    (108,818)       (11,297)        (9,347)
       Fees waived (note 3)                                                         --             --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           33,274        (11,297)        (2,447)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    982,395        228,448        122,619

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   3,117,669        690,567        858,668
       Cost of investments sold                                             (3,235,077)      (677,270)      (867,801)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                           (117,408)        13,297         (9,133)

       Net realized gains (losses) on investments                              864,987        241,745        113,486

    Net change in unrealized appreciation (depreciation)
       of investments                                                        4,287,110        249,738        306,356
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           5,152,097        491,483        419,842
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       5,185,371        480,186        417,395
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                       INVESCO VI       INVESCO VI     INVESCO VI
                                                                       COMSTOCK SR     EQUITY & INC     GROWTH &
                                                                           II              SR II        INC SR II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            119,342           59,758         12,108
    Mortality, expense and administrative charges (note 3)                 (34,719)         (13,508)        (4,507)
       Fees waived (note 3)                                                     --               --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                       84,623           46,250          7,601
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                911,285          186,258         85,665

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                 623,988          705,099        371,582
       Cost of investments sold                                           (528,386)        (735,027)      (399,763)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                         95,602          (29,928)       (28,181)

       Net realized gains (losses) on investments                        1,006,887          156,330         57,484

    Net change in unrealized appreciation (depreciation)
       of investments                                                      393,185          271,684        133,623
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net       1,400,072          428,014        191,107
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           1,484,695          474,264        198,708
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  17

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                          INVESCO VI         IVY VIP         IVY VIP
                                                                            SM CAP            ASSET        BALANCED CL
                                                                         EQUITY SR II    STRATEGY CL II        II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --         599,383       1,897,862
    Mortality, expense and administrative charges (note 3)                     (14,335)       (147,626)       (541,318)
       Fees waived (note 3)                                                         --              --              --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                          (14,335)        451,757       1,356,544
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    367,451       1,145,553       8,550,242

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     332,391       5,166,782      11,600,174
       Cost of investments sold                                               (439,837)     (6,612,585)    (11,845,219)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                           (107,446)     (1,445,803)       (245,045)

       Net realized gains (losses) on investments                              260,005        (300,250)      8,305,197

    Net change in unrealized appreciation (depreciation)
       of investments                                                          394,625       5,479,121      11,291,045
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             654,630       5,178,871      19,596,242
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         640,295       5,630,628      20,952,786
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        IVY VIP         IVY VIP         IVY VIP
                                                                      CORE EQUITY       GLOBAL        HIGH INCOME
                                                                         CL II       GROWTH CL II        CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            81,319          70,479         938,165
    Mortality, expense and administrative charges (note 3)                (68,469)        (52,669)        (72,905)
       Fees waived (note 3)                                                    --              --              --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                      12,850          17,810         865,260
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund             1,432,916       7,163,467              --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                              4,058,765       1,856,683       1,783,830
       Cost of investments sold                                        (4,707,907)     (4,369,101)     (2,150,357)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                      (649,142)     (2,512,418)       (366,527)

       Net realized gains (losses) on investments                         783,774       4,651,049        (366,527)

    Net change in unrealized appreciation (depreciation)
       of investments                                                   2,838,755      (2,322,905)        947,781
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net      3,622,529       2,328,144         581,254
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                          3,635,379       2,345,954       1,446,514
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  18

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                         IVY VIP INTL     IVY VIP MID       IVY VIP       IVY VIP
                                                                          CORE EQUITY     CAP GROWTH      NATURAL RES    SCIENCE &
                                                                             CL II           CL II           CL II      TECH CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $       2,209,127             --          48,615            --
    Mortality, expense and administrative charges (note 3)                    (700,248)       (29,869)        (23,060)      (84,323)
       Fees waived (note 3)                                                         --             --              --            --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                        1,508,879        (29,869)         25,555       (84,323)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                 11,598,132      1,031,955              --     1,665,751

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  11,392,393      1,324,135       1,715,687     2,656,758
       Cost of investments sold                                            (17,025,966)    (1,154,185)     (1,814,757)   (2,301,064)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                         (5,633,573)       169,950         (99,070)      355,694

       Net realized gains (losses) on investments                            5,964,559      1,201,905         (99,070)    2,021,445

    Net change in unrealized appreciation (depreciation)
       of investments                                                       15,541,463        606,410         429,279     4,427,555
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          21,506,022      1,808,315         330,209     6,449,000
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      23,014,901      1,778,446         355,764     6,364,677
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                     ---------------------------------------------------------------

                                                                       IVY VIP         IVY VIP
                                                                      SMALL CAP       SMALL CAP
                                                                     CORE CL II     GROWTH CL II
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund               --              --
    Mortality, expense and administrative charges (note 3)              (317,061)       (105,594)
       Fees waived (note 3)                                                   --              --
                                                                     ---------------------------------------------------------------
       Investment income (loss) - net                                   (317,061)       (105,594)
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund           12,057,818       1,549,738

    Realized gains (losses) on sales of investments
       Proceeds from sales                                             8,128,377       4,311,054
       Cost of investments sold                                       (7,871,588)     (3,810,047)
                                                                     ---------------------------------------------------------------
    Realized gains (losses) on sales of investments                      256,789         501,007

       Net realized gains (losses) on investments                     12,314,607       2,050,745

    Net change in unrealized appreciation (depreciation)
       of investments                                                  1,253,352       2,451,302
                                                                     ---------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net    13,567,959       4,502,047
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                        13,250,898       4,396,453
                                                                     ===============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  19

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                                             JANUS          JANUS
                                                                            IVY VIP        HENDERSON      HENDERSON
                                                                          VALUE CL II     BALANCED SS     FORTY SS
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $         491,225        222,441         14,285
    Mortality, expense and administrative charges (note 3)                    (304,930)       (67,787)      (322,453)
       Fees waived (note 3)                                                         --             --             --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                          186,295        154,654       (308,168)
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                  3,347,963        356,690      5,499,652

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   5,885,698      1,911,118      9,160,673
       Cost of investments sold                                             (5,935,309)    (1,331,803)    (8,476,868)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                            (49,611)       579,315        683,805

       Net realized gains (losses) on investments                            3,298,352        936,005      6,183,457

    Net change in unrealized appreciation (depreciation)
       of investments                                                       10,373,860      1,532,633     13,572,495
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          13,672,212      2,468,638     19,755,952
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $      13,858,507      2,623,292     19,447,784
                                                                       =============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------
                                                                          JANUS                        MFS VIT -
                                                                        HENDERSON         JANUS         MID CAP
                                                                       MID CAP VAL      HENDERSON     GROWTH SER
                                                                           SS          OVERSEAS SS        SC
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund             52,087       1,001,100             --
    Mortality, expense and administrative charges (note 3)                 (25,099)       (271,552)       (21,096)
       Fees waived (note 3)                                                     --              --             --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                       26,988         729,548        (21,096)
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                407,977              --        594,809

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                 961,228       5,098,451        637,368
       Cost of investments sold                                         (1,146,690)     (8,603,481)      (527,685)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                       (185,462)     (3,505,030)       109,683

       Net realized gains (losses) on investments                          222,515      (3,505,030)       704,492

    Net change in unrealized appreciation (depreciation)
       of investments                                                    1,020,323      15,379,538        556,889
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net       1,242,838      11,874,508      1,261,381
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           1,269,826      12,604,056      1,240,285
                                                                       =============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  20

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                         MFS VIT II -      MORGSTANLEY      MORNINGSTAR
                                                                        INTL INTRINSIC     VIF EMG MK       AGGR GROWTH
                                                                            VAL SC           EQ CL 2         ETF CL II
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $          61,677          57,223          208,473
    Mortality, expense and administrative charges (note 3)                     (21,598)        (26,469)         (55,517)
       Fees waived (note 3)                                                         --              --               --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                           40,079          30,754          152,956
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    129,291         389,780          478,270

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     748,978       1,791,850        1,392,809
       Cost of investments sold                                               (628,000)     (1,715,044)      (1,296,640)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                            120,978          76,806           96,169

       Net realized gains (losses) on investments                              250,269         466,586          574,439

    Net change in unrealized appreciation (depreciation)
       of investments                                                          670,109         398,149        1,489,313
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             920,378         864,735        2,063,752
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         960,457         895,489        2,216,708
                                                                       =============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                       -------------------------------------------------------------

                                                                       MORNINGSTAR      MORNINGSTAR      MORNINGSTAR
                                                                        BALANCED       CONSERVATIVE      GROWTH ETF
                                                                        ETF CL II        ETF CL II          CL II
                                                                       -------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            158,603           29,867          512,555
    Mortality, expense and administrative charges (note 3)                 (39,481)          (7,288)        (126,031)
       Fees waived (note 3)                                                     --               --               --
                                                                       -------------------------------------------------------------
       Investment income (loss) - net                                      119,122           22,579          386,524
                                                                       -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                158,610           11,676        1,317,935

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                 866,707           62,994        6,155,523
       Cost of investments sold                                           (906,420)         (66,237)      (6,008,687)
                                                                       -------------------------------------------------------------
    Realized gains (losses) on sales of investments                        (39,713)          (3,243)         146,836

       Net realized gains (losses) on investments                          118,897            8,433        1,464,771

    Net change in unrealized appreciation (depreciation)
       of investments                                                      904,397           93,143        2,652,075
                                                                       -------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net       1,023,294          101,576        4,116,846
                                                                       -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           1,142,416          124,155        4,503,370
                                                                       =============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  21

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                          MORNINGSTAR       NEUBERGER        PIMCO VIT
                                                                           INC & GRO         BERMAN             LOW
                                                                         ASSET ALL CL     SUSTAIN EQ S     DURATION ADV
                                                                              II               CL               CL
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $          29,259           3,488          125,933
    Mortality, expense and administrative charges (note 3)                      (7,128)         (7,813)         (23,695)
       Fees waived (note 3)                                                         --              --               --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           22,131          (4,325)         102,238
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                     32,592          66,658               --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     548,065         584,423        1,000,516
       Cost of investments sold                                               (579,506)       (511,347)      (1,039,711)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                            (31,441)         73,076          (39,195)

       Net realized gains (losses) on investments                                1,151         139,734          (39,195)

    Net change in unrealized appreciation (depreciation)
       of investments                                                          138,773         182,110           90,439
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             139,924         321,844           51,244
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         162,055         317,519          153,482
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        PIMCO VIT        PUTNAM VT       PUTNAM VT
                                                                      TOTAL RETURN        EQUITY        GROWTH OPP
                                                                         ADV CL        INCOME CL IB        CL IB
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            835,759          179,764           5,554
    Mortality, expense and administrative charges (note 3)                (141,585)         (42,806)        (22,818)
       Fees waived (note 3)                                                     --               --              --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                      694,174          136,958         (17,264)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                     --          768,238         562,477

    Realized gains (losses) on sales of investments
       Proceeds from sales                                              18,841,017        2,263,858         435,033
       Cost of investments sold                                        (18,993,506)      (2,031,769)       (361,331)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                       (152,489)         232,089          73,702

       Net realized gains (losses) on investments                         (152,489)       1,000,327         636,179

    Net change in unrealized appreciation (depreciation)
       of investments                                                    1,830,907        1,099,755         707,078
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net       1,678,418        2,100,082       1,343,257
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           2,372,592        2,237,040       1,325,993
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  22

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                                           PUTNAM VT
                                                                                            SUSTAIN                    SFT GOVT
                                                                           PUTNAM VT      LEADERS CL     SFT CORE        MONEY
                                                                         INTL EQ CL IB        IB         BOND CL 2      MARKET
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $          86,046          6,688            --       252,988
    Mortality, expense and administrative charges (note 3)                     (31,708)        (7,480)     (624,459)      (84,648)
       Fees waived (note 3)                                                         --             --            --            --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           54,338           (792)     (624,459)      168,340
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                     11,043        212,587            --            --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     737,425        298,476    10,754,843     6,228,287
       Cost of investments sold                                               (621,792)      (304,659)   (6,956,156)   (6,228,287)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                            115,633         (6,183)    3,798,687            --

       Net realized gains (losses) on investments                              126,676        206,404     3,798,687            --

    Net change in unrealized appreciation (depreciation)
       of investments                                                        1,195,676        231,412     6,804,967            --
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           1,322,352        437,816    10,603,654            --
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       1,376,690        437,024     9,979,195       168,340
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        SFT INDEX      SFT INDEX
                                                                       400 MC CL 2     500 CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                 --             --
    Mortality, expense and administrative charges (note 3)                (471,718)    (1,651,206)
       Fees waived (note 3)                                                     --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     (471,718)    (1,651,206)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                     --             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                               9,209,679     24,600,173
       Cost of investments sold                                         (3,773,784)    (7,586,982)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                      5,435,895     17,013,191

       Net realized gains (losses) on investments                        5,435,895     17,013,191

    Net change in unrealized appreciation (depreciation)
       of investments                                                   15,494,458     69,819,109
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net      20,930,353     86,832,300
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                          20,458,635     85,181,094
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  23

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                                          SFT IVY
                                                                           SFT INTL         SFT IVY      SMALL CAP      SFT REAL
                                                                           BOND CL 2        GROWTH        GROWTH       ESTATE CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --             --            --             --
    Mortality, expense and administrative charges (note 3)                    (125,593)    (1,564,951)     (602,594)      (280,387)
       Fees waived (note 3)                                                         --             --            --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                         (125,593)    (1,564,951)     (602,594)      (280,387)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --             --            --             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   2,645,812     35,862,291    11,702,522      6,895,103
       Cost of investments sold                                             (1,880,131)   (18,410,645)   (6,484,849)    (3,656,024)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                            765,681     17,451,646     5,217,673      3,239,079

       Net realized gains (losses) on investments                              765,681     17,451,646     5,217,673      3,239,079

    Net change in unrealized appreciation (depreciation)
       of investments                                                         (354,693)    77,908,099    19,479,311      8,806,708
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             410,988     95,359,745    24,696,984     12,045,787
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         285,395     93,794,794    24,094,390     11,765,400
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                                           SFT
                                                                                       WELLINGTON
                                                                       SFT T. ROWE     CORE EQUITY
                                                                       PRICE VALUE        CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                 --              --
    Mortality, expense and administrative charges (note 3)                (420,965)       (331,732)
       Fees waived (note 3)                                                     --         138,574
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                     (420,965)       (193,158)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                     --              --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                              11,295,133       6,600,201
       Cost of investments sold                                         (7,729,927)     (4,015,528)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                      3,565,206       2,584,673

       Net realized gains (losses) on investments                        3,565,206       2,584,673

    Net change in unrealized appreciation (depreciation)
       of investments                                                   15,544,555      16,404,446
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net      19,109,761      18,989,119
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                          18,688,796      18,795,961
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  24

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                         AMER CENTURY       AMER CENTURY
                                                                       AB VPS INTL        II VP INFL          VP INC &
                                                                       VALUE CL B          PRO CL II        GROWTH CL II
                                                                      --------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $            4,227           115,937            109,681
      Net realized gains (losses) on investments                              22,869          (149,628)           880,236
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (205,158)         (124,037)        (1,818,590)
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (178,062)         (157,728)          (828,673)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                65,125         1,820,405          2,558,837
      Policy terminations, withdrawal payments and charges                  (228,923)       (1,821,977)          (881,095)
                                                                      --------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  (163,798)           (1,572)         1,677,742
                                                                      --------------------------------------------------------------

Increase (decrease) in net assets                                           (341,860)         (159,300)           849,069

Net assets at the beginning of year or period                                881,540         4,970,772          8,150,702
                                                                      --------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          539,680         4,811,472          8,999,771
                                                                      ==============================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $            2,096            88,075            139,260
      Net realized gains (losses) on investments                              (7,884)              220            874,565
      Net change in unrealized appreciation (depreciation)
             of investments                                                   97,338           311,963          1,135,359
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               91,550           400,258          2,149,184

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               132,315           632,121          1,601,634
      Policy terminations, withdrawal payments and charges                   (87,231)       (1,331,733)        (1,595,150)
                                                                      --------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    45,084          (699,612)             6,484
                                                                      --------------------------------------------------------------

Increase (decrease) in net assets                                            136,634          (299,354)         2,155,668

Net assets at the beginning of year                                          539,680         4,811,472          8,999,771
                                                                      --------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $          676,314         4,512,118         11,155,439
                                                                      ==============================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                     AMER FUNDS        AMER FUNDS         AMER FUNDS
                                                                   IS GLOBAL BOND       IS GLOBAL          IS GLOBAL
                                                                        CL 2           GROWTH CL 2      SMALL CAP CL 2
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                        42,988           10,732            (19,211)
      Net realized gains (losses) on investments                            49,643          556,907            127,472
      Net change in unrealized appreciation (depreciation)
             of investments                                               (143,700)      (1,163,057)          (567,335)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            (51,069)        (595,418)          (459,074)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             848,449        1,504,157            911,971
      Policy terminations, withdrawal payments and charges              (1,157,037)        (984,117)        (1,072,353)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (308,588)         520,040           (160,382)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         (359,657)         (75,378)          (619,456)

Net assets at the beginning of year or period                            3,006,086        5,484,639          4,475,539
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  2,646,429        5,409,261          3,856,083
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                        31,101           46,091            (15,391)
      Net realized gains (losses) on investments                             4,359          484,423            358,632
      Net change in unrealized appreciation (depreciation)
             of investments                                                158,819        1,430,213            851,479
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            194,279        1,960,727          1,194,720

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             499,037        1,172,847            793,061
      Policy terminations, withdrawal payments and charges                (310,880)        (577,619)          (728,474)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 188,157          595,228             64,587
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          382,436        2,555,955          1,259,307

Net assets at the beginning of year                                      2,646,429        5,409,261          3,856,083
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                            3,028,865        7,965,216          5,115,390
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  25

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                       AMER FUNDS         AMER FUNDS
                                                                        IS GROWTH        IS GROWTH-INC     AMER FUNDS
                                                                          CL 2               CL 2         IS INTL CL 2
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $          (14,504)          183,838          197,131
      Net realized gains (losses) on investments                           2,373,889         1,297,898          638,058
      Net change in unrealized appreciation (depreciation)
             of investments                                               (2,620,408)       (1,918,227)      (3,022,563)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (261,023)         (436,491)      (2,187,374)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             3,290,783         1,396,690        3,595,778
      Policy terminations, withdrawal payments and charges                (1,977,171)       (1,010,189)      (1,006,781)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 1,313,612           386,501        2,588,997
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          1,052,589           (49,990)         401,623

Net assets at the beginning of year or period                             21,951,507        18,547,696       13,881,558
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $       23,004,096        18,497,706       14,283,181
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $           69,510           262,685          184,509
      Net realized gains (losses) on investments                           2,645,963         2,013,408          390,739
      Net change in unrealized appreciation (depreciation)
             of investments                                                4,216,917         2,544,665        2,805,306
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            6,932,390         4,820,758        3,380,554

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             2,927,040         1,917,942        4,239,358
      Policy terminations, withdrawal payments and charges                (3,387,309)       (1,338,872)      (1,830,917)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  (460,269)          579,070        2,408,441
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          6,472,121         5,399,828        5,788,995

Net assets at the beginning of year                                       23,004,096        18,497,706       14,283,181
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $       29,476,217        23,897,534       20,072,176
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                    AMER FUNDS         AMER FUNDS        FIDELITY VIP
                                                                   IS NEW WORLD           IS US          EQUITY-INCOME
                                                                       CL 2           GOVT/AAA CL 2          SC 2
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       57,095            14,450          1,360,649
      Net realized gains (losses) on investments                        3,098,348           (38,291)         6,638,544
      Net change in unrealized appreciation (depreciation)
             of investments                                            (5,250,894)           22,572        (15,732,178)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        (2,095,451)           (1,269)        (7,732,985)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                          1,222,639           542,331          2,663,532
      Policy terminations, withdrawal payments and charges            (13,079,326)         (820,435)        (8,822,696)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions            (11,856,687)         (278,104)        (6,159,164)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                     (13,952,138)         (279,373)       (13,892,149)

Net assets at the beginning of year or period                          28,471,547         1,436,075         92,594,346
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                14,519,409         1,156,702         78,702,197
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                      167,559            17,728          1,128,519
      Net realized gains (losses) on investments                          828,256            (1,187)        10,217,315
      Net change in unrealized appreciation (depreciation)
             of investments                                             4,680,749            37,144          8,728,129
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         5,676,564            53,685         20,073,963

Policy transactions (notes 3 and 6)
      Policy purchase payments                                         17,999,204           165,304          1,591,998
      Policy terminations, withdrawal payments and charges             (1,690,816)         (184,092)       (10,047,213)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions             16,308,388           (18,788)        (8,455,215)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                      21,984,952            34,897         11,618,748

Net assets at the beginning of year                                    14,519,409         1,156,702         78,702,197
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                          36,504,361         1,191,599         90,320,945
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  26

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                                         FRANKLIN          FRANKLIN
                                                                      FIDELITY VIP      MUTUAL SHS       SMALL CAP VAL
                                                                       MID CAP SC2       VIP CL 2          VIP CL 2
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $          (63,483)        190,198            29,371
      Net realized gains (losses) on investments                           6,649,550         768,341         1,250,950
      Net change in unrealized appreciation (depreciation)
             of investments                                              (14,949,736)     (1,886,570)       (2,399,306)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (8,363,669)       (928,031)       (1,118,985)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             1,142,695         387,890         1,462,991
      Policy terminations, withdrawal payments and charges                (6,508,734)     (1,326,545)       (1,228,797)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (5,366,039)       (938,655)          234,194
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                        (13,729,708)     (1,866,686)         (884,791)

Net assets at the beginning of year or period                             60,766,741      10,716,322         8,120,569
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $       47,037,033       8,849,636         7,235,778
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $           90,181         128,201            47,322
      Net realized gains (losses) on investments                           7,505,068       1,117,054         1,297,015
      Net change in unrealized appreciation (depreciation)
             of investments                                                2,794,681         654,512           560,581
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           10,389,930       1,899,767         1,904,918

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             1,257,500         437,844         1,407,403
      Policy terminations, withdrawal payments and charges                (4,720,958)       (878,366)       (1,021,194)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (3,463,458)       (440,522)          386,209
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          6,926,472       1,459,245         2,291,127

Net assets at the beginning of year                                       47,037,033       8,849,636         7,235,778
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $       53,963,505      10,308,881         9,526,905
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                   FRANKLIN SM-         FRANKLIN           GOLDMAN
                                                                     MD CAP GR          TEMP DEV        SACHS VIT HQ
                                                                     VIP CL 2         MKTS VIP CL 2       FLT RT SS
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                     (127,402)          116,518            33,438
      Net realized gains (losses) on investments                        2,645,266          (548,950)           (6,607)
      Net change in unrealized appreciation (depreciation)
             of investments                                            (3,810,654)       (5,227,228)           (2,944)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        (1,292,790)       (5,659,660)           23,887

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            657,193         3,192,737           871,686
      Policy terminations, withdrawal payments and charges             (2,206,842)       (2,820,379)         (548,555)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions             (1,549,649)          372,358           323,131
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                      (2,842,439)       (5,287,302)          347,018

Net assets at the beginning of year or period                          24,861,862        35,226,151         2,494,786
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                22,019,423        29,938,849         2,841,804
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                     (130,417)          161,400            44,429
      Net realized gains (losses) on investments                        3,023,473          (643,911)           (6,471)
      Net change in unrealized appreciation (depreciation)
             of investments                                             3,786,915         7,665,119             4,281
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         6,679,971         7,182,608            42,239

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            955,148           690,151           531,020
      Policy terminations, withdrawal payments and charges             (2,707,421)       (5,389,851)         (769,153)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions             (1,752,273)       (4,699,700)         (238,133)
                                                                         -----------------------------------------------------------

Increase (decrease) in net assets                                       4,927,698         2,482,908          (195,894)

Net assets at the beginning of year                                    22,019,423        29,938,849         2,841,804
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                          26,947,121        32,421,757         2,645,910
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  27

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------
                                                                         INVESCO          INVESCO
                                                                        OPPHMR VI         OPPHMR        INVESCO VI
                                                                     INTL GROWTH SR      VI MS SM        AMERICAN
                                                                           II            CAP SR II      VALUE SR II
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $           20,577         (10,322)         (8,723)
      Net realized gains (losses) on investments                             628,122         339,085         373,479
      Net change in unrealized appreciation (depreciation)
             of investments                                               (5,232,294)       (568,386)       (646,338)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (4,583,595)       (239,623)       (281,582)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             1,748,460         484,556         307,005
      Policy terminations, withdrawal payments and charges                (2,705,112)       (454,149)       (907,224)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  (956,652)         30,407        (600,219)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         (5,540,247)       (209,216)       (881,801)

Net assets at the beginning of year or period                             24,158,591       2,169,791       2,911,285
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $       18,618,344       1,960,575       2,029,484
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $           33,274         (11,297)         (2,447)
      Net realized gains (losses) on investments                             864,987         241,745         113,486
      Net change in unrealized appreciation (depreciation)
             of investments                                                4,287,110         249,738         306,356
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            5,185,371         480,186         417,395

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             4,447,786         479,948         129,639
      Policy terminations, withdrawal payments and charges                (3,053,851)       (684,587)       (854,136)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 1,393,935        (204,639)       (724,497)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          6,579,306         275,547        (307,102)

Net assets at the beginning of year                                       18,618,344       1,960,575       2,029,484
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $       25,197,650       2,236,122       1,722,382
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                                       INVESCO VI        INVESCO VI
                                                                     INVESCO VI       EQUITY & INC      GROWTH & INC
                                                                   COMSTOCK SR II         SR II             SR II
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                        66,258           42,566            14,293
      Net realized gains (losses) on investments                           825,805          137,309           105,876
      Net change in unrealized appreciation (depreciation)
             of investments                                             (1,784,055)        (464,041)         (274,656)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (891,992)        (284,166)         (154,487)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             806,427          298,177           171,945
      Policy terminations, withdrawal payments and charges                (430,808)        (492,445)          (62,353)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 375,619         (194,268)          109,592
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         (516,373)        (478,434)          (44,895)

Net assets at the beginning of year or period                            6,539,228        2,977,854           989,029
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  6,022,855        2,499,420           944,134
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                        84,623           46,250             7,601
      Net realized gains (losses) on investments                         1,006,887          156,330            57,484
      Net change in unrealized appreciation (depreciation)
             of investments                                                393,185          271,684           133,623
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          1,484,695          474,264           198,708

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             939,240          382,783            46,225
      Policy terminations, withdrawal payments and charges                (609,091)        (698,024)         (368,936)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 330,149         (315,241)         (322,711)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                        1,814,844          159,023          (124,003)

Net assets at the beginning of year                                      6,022,855        2,499,420           944,134
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                            7,837,699        2,658,443           820,131
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  28

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                      INVESCO VI SM
                                                                      CAP EQUITY SR      IVY VIP ASSET        IVY VIP
                                                                           II           STRATEGY CL II    BALANCED CL II
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $          (15,059)          416,306         1,198,098
      Net realized gains (losses) on investments                             204,053           946,416           257,214
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (653,709)       (3,103,289)       (5,264,483)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (464,715)       (1,740,567)       (3,809,171)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               313,584         1,188,863         1,536,274
      Policy terminations, withdrawal payments and charges                  (226,539)       (3,408,556)      (10,967,620)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    87,045        (2,219,693)       (9,431,346)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                           (377,670)       (3,960,260)      (13,240,517)

Net assets at the beginning of year or period                              2,892,030        32,082,697       115,290,679
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        2,514,360        28,122,437       102,050,162
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $          (14,335)          451,757         1,356,544
      Net realized gains (losses) on investments                             260,005          (300,250)        8,305,197
      Net change in unrealized appreciation (depreciation)
             of investments                                                  394,625         5,479,121        11,291,045
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              640,295         5,630,628        20,952,786

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               322,404           777,677           877,934
      Policy terminations, withdrawal payments and charges                  (325,856)       (5,067,994)      (11,138,737)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (3,452)       (4,290,317)      (10,260,803)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                            636,843         1,340,311        10,691,983

Net assets at the beginning of year                                        2,514,360        28,122,437       102,050,162
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $        3,151,203        29,462,748       112,742,145
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                                         IVY VIP
                                                                   IVY VIP CORE       GLOBAL GROWTH     IVY VIP HIGH
                                                                   EQUITY CL II           CL II         INCOME CL II
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       (5,588)           (4,032)          870,360
      Net realized gains (losses) on investments                          912,592           948,877          (539,868)
      Net change in unrealized appreciation (depreciation)
             of investments                                            (1,479,854)       (1,626,834)         (682,318)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (572,850)         (681,989)         (351,826)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            441,992           846,987         2,354,047
      Policy terminations, withdrawal payments and charges             (2,939,845)       (1,309,610)       (3,303,039)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions             (2,497,853)         (462,623)         (948,992)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                      (3,070,703)       (1,144,612)       (1,300,818)

Net assets at the beginning of year or period                          16,446,328        10,732,692        14,896,846
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                13,375,625         9,588,080        13,596,028
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                       12,850            17,810           865,260
      Net realized gains (losses) on investments                          783,774         4,651,049          (366,527)
      Net change in unrealized appreciation (depreciation)
             of investments                                             2,838,755        (2,322,905)          947,781
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         3,635,379         2,345,954         1,446,514

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            466,322           571,482         1,836,558
      Policy terminations, withdrawal payments and charges             (4,011,226)       (1,827,239)       (1,739,728)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions             (3,544,904)       (1,255,757)           96,830
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          90,475         1,090,197         1,543,344

Net assets at the beginning of year                                    13,375,625         9,588,080        13,596,028
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                          13,466,100        10,678,277        15,139,372
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  29

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                      IVY VIP INTL       IVY VIP MICRO     IVY VIP MID
                                                                     CORE EQUITY CL       CAP GROWTH       CAP GROWTH
                                                                           II              CL II (A)          CL II
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $        1,626,704           (90,856)         (24,473)
      Net realized gains (losses) on investments                             335,787         1,711,132          344,707
      Net change in unrealized appreciation (depreciation)
             of investments                                              (30,984,210)          (58,224)        (452,947)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (29,021,719)        1,562,052         (132,713)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             4,759,007         2,474,835        1,628,274
      Policy terminations, withdrawal payments and charges               (11,879,934)      (22,913,726)        (831,006)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (7,120,927)      (20,438,891)         797,268
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                        (36,142,646)      (18,876,839)         664,555

Net assets at the beginning of year or period                            165,923,594        18,876,839        4,149,595
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $      129,780,948                --        4,814,150
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $        1,508,879                --          (29,869)
      Net realized gains (losses) on investments                           5,964,559                --        1,201,905
      Net change in unrealized appreciation (depreciation)
             of investments                                               15,541,463                --          606,410
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           23,014,901                --        1,778,446

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             3,203,549                --          931,994
      Policy terminations, withdrawal payments and charges               (10,851,037)               --       (1,308,351)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (7,647,488)               --         (376,357)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         15,367,413                --        1,402,089

Net assets at the beginning of year                                      129,780,948                --        4,814,150
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $      145,148,361                --        6,216,239
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                       IVY VIP         IVY VIP         IVY VIP
                                                                   NATURAL RES CL     SCIENCE &       SMALL CAP
                                                                         II          TECH CL II      CORE CL II
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       (12,124)       (78,813)       (267,008)
      Net realized gains (losses) on investments                           275,686      2,412,109      14,987,433
      Net change in unrealized appreciation (depreciation)
             of investments                                             (1,734,417)    (3,002,688)    (21,371,177)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         (1,470,855)      (669,392)     (6,650,752)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             715,499      1,985,754       2,493,988
      Policy terminations, withdrawal payments and charges              (1,089,129)    (3,420,220)     (6,950,838)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (373,630)    (1,434,466)     (4,456,850)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                       (1,844,485)    (2,103,858)    (11,107,602)

Net assets at the beginning of year or period                            6,573,163     15,208,095      68,081,972
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  4,728,678     13,104,237      56,974,370
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                        25,555        (84,323)       (317,061)
      Net realized gains (losses) on investments                           (99,070)     2,021,445      12,314,607
      Net change in unrealized appreciation (depreciation)
             of investments                                                429,279      4,427,555       1,253,352
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            355,764      6,364,677      13,250,898

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             725,324      3,041,960       1,210,772
      Policy terminations, withdrawal payments and charges              (1,705,715)    (2,613,315)     (7,894,879)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (980,391)       428,645      (6,684,107)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         (624,627)     6,793,322       6,566,791

Net assets at the beginning of year                                      4,728,678     13,104,237      56,974,370
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                            4,104,051     19,897,559      63,541,161
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  30

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                      IVY VIP SMALL                          JANUS
                                                                       CAP GROWTH       IVY VIP VALUE      HENDERSON
                                                                        CL II (B)           CL II         BALANCED SS
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $          (17,299)         860,756          154,273
      Net realized gains (losses) on investments                                (298)       1,543,149          551,406
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (882,385)      (7,008,671)        (740,877)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (899,982)      (4,604,766)         (35,198)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            20,821,067          644,691        1,515,520
      Policy terminations, withdrawal payments and charges                  (187,540)      (4,926,531)        (909,426)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                20,633,527       (4,281,840)         606,094
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         19,733,545       (8,886,606)         570,896

Net assets at the beginning of year or period                                     --       64,914,169       11,385,202
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $       19,733,545       56,027,563       11,956,098
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $         (105,594)         186,295          154,654
      Net realized gains (losses) on investments                           2,050,745        3,298,352          936,005
      Net change in unrealized appreciation (depreciation)
             of investments                                                2,451,302       10,373,860        1,532,633
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            4,396,453       13,858,507        2,623,292

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               557,558          488,356        1,499,950
      Policy terminations, withdrawal payments and charges                (4,236,259)      (5,627,659)      (1,872,524)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (3,678,701)      (5,139,303)        (372,574)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                            717,752        8,719,204        2,250,718

Net assets at the beginning of year                                       19,733,545       56,027,563       11,956,098
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $       20,451,297       64,746,767       14,206,816
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------
                                                                                        JANUS
                                                                      JANUS           HENDERSON          JANUS
                                                                    HENDERSON        MID CAP VAL       HENDERSON
                                                                    FORTY SS             SS           OVERSEAS SS
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    (316,140)          20,911          671,737
      Net realized gains (losses) on investments                       9,016,769          373,892       (3,914,826)
      Net change in unrealized appreciation (depreciation)
             of investments                                           (7,548,944)      (1,141,770)      (5,787,797)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        1,151,685         (746,967)      (9,030,886)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                         1,671,931          536,341        2,528,065
      Policy terminations, withdrawal payments and charges            (6,583,845)        (917,208)      (4,513,875)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions            (4,911,914)        (380,867)      (1,985,810)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                     (3,760,229)      (1,127,834)     (11,016,696)

Net assets at the beginning of year or period                         59,621,882        5,622,860       60,652,683
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                               55,861,653        4,495,026       49,635,987
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    (308,168)          26,988          729,548
      Net realized gains (losses) on investments                       6,183,457          222,515       (3,505,030)
      Net change in unrealized appreciation (depreciation)
             of investments                                           13,572,495        1,020,323       15,379,538
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       19,447,784        1,269,826       12,604,056

Policy transactions (notes 3 and 6)
      Policy purchase payments                                         1,473,760          563,265        1,525,771
      Policy terminations, withdrawal payments and charges            (8,923,056)        (948,153)      (4,905,307)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions            (7,449,296)        (384,888)      (3,379,536)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                     11,998,488          884,938        9,224,520

Net assets at the beginning of year                                   55,861,653        4,495,026       49,635,987
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                         67,860,141        5,379,964       58,860,507
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  31

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------
                                                                        MFS VIT -
                                                                         MID CAP        MFS VIT II -       MORGSTANLEY
                                                                       GROWTH SER      INTL INTRINSIC      VIF EMG MK
                                                                           SC              VAL SC            EQ CL 2
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $          (18,178)          11,939            (7,230)
      Net realized gains (losses) on investments                             715,309          247,592           301,233
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (632,756)        (646,009)       (1,479,252)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               64,375         (386,478)       (1,185,249)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               879,679        1,136,216           629,909
      Policy terminations, withdrawal payments and charges                (1,280,561)      (1,053,944)       (1,613,169)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  (400,882)          82,272          (983,260)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                           (336,507)        (304,206)       (2,168,509)

Net assets at the beginning of year or period                              3,469,653        3,656,129         7,499,841
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        3,133,146        3,351,923         5,331,332
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $          (21,096)          40,079            30,754
      Net realized gains (losses) on investments                             704,492          250,269           466,586
      Net change in unrealized appreciation (depreciation)
             of investments                                                  556,889          670,109           398,149
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            1,240,285          960,457           895,489

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             2,202,870        2,562,959           661,025
      Policy terminations, withdrawal payments and charges                  (627,394)        (738,872)       (1,779,503)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 1,575,476        1,824,087        (1,118,478)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          2,815,761        2,784,544          (222,989)

Net assets at the beginning of year                                        3,133,146        3,351,923         5,331,332
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $        5,948,907        6,136,467         5,108,343
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                    MORNINGSTAR        MORNINGSTAR      MORNINGSTAR
                                                                    AGGR GROWTH       BALANCED ETF     CONSERVATIVE
                                                                     ETF CL II            CL II          ETF CL II
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       84,951           106,537           21,721
      Net realized gains (losses) on investments                          986,191           801,953          (11,912)
      Net change in unrealized appreciation (depreciation)
             of investments                                            (2,045,630)       (1,422,934)         (56,179)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (974,488)         (514,444)         (46,370)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            696,400           359,178           90,475
      Policy terminations, withdrawal payments and charges               (955,970)       (1,925,614)      (1,147,444)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               (259,570)       (1,566,436)      (1,056,969)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                      (1,234,058)       (2,080,880)      (1,103,339)

Net assets at the beginning of year or period                          10,294,545         9,426,911        2,472,010
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                 9,060,487         7,346,031        1,368,671
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                      152,956           119,122           22,579
      Net realized gains (losses) on investments                          574,439           118,897            8,433
      Net change in unrealized appreciation (depreciation)
             of investments                                             1,489,313           904,397           93,143
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         2,216,708         1,142,416          124,155

Policy transactions (notes 3 and 6)
      Policy purchase payments                                          4,412,871           528,811          125,132
      Policy terminations, withdrawal payments and charges             (1,373,757)         (839,738)         (57,670)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions              3,039,114          (310,927)          67,462
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                       5,255,822           831,489          191,617

Net assets at the beginning of year                                     9,060,487         7,346,031        1,368,671
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                          14,316,309         8,177,520        1,560,288
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  32

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------
                                                                                                            NEUBERGER
                                                                       MORNINGSTAR        MORNINGSTAR        BERMAN
                                                                       GROWTH ETF          INC & GRO      SUSTAIN EQ S
                                                                          CL II         ASSET ALL CL II        CL
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $          274,243            22,113           (5,048)
      Net realized gains (losses) on investments                           2,734,572            55,500          112,047
      Net change in unrealized appreciation (depreciation)
             of investments                                               (4,991,241)         (144,730)        (205,341)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (1,982,426)          (67,117)         (98,342)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             4,159,494           299,847           88,387
      Policy terminations, withdrawal payments and charges                (2,604,360)         (158,210)        (216,330)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 1,555,134           141,637         (127,943)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                           (427,292)           74,520         (226,285)

Net assets at the beginning of year or period                             21,897,432         1,262,835        1,734,285
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $       21,470,140         1,337,355        1,508,000
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $          386,524            22,131           (4,325)
      Net realized gains (losses) on investments                           1,464,771             1,151          139,734
      Net change in unrealized appreciation (depreciation)
             of investments                                                2,652,075           138,773          182,110
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            4,503,370           162,055          317,519

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             9,952,203           450,405           75,924
      Policy terminations, withdrawal payments and charges                (6,091,617)         (542,565)        (579,582)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 3,860,586           (92,160)        (503,658)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          8,363,956            69,895         (186,139)

Net assets at the beginning of year                                       21,470,140         1,337,355        1,508,000
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $       29,834,096         1,407,250        1,321,861
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                     PIMCO VIT         PIMCO VIT         PUTNAM VT
                                                                   LOW DURATION      TOTAL RETURN      EQUITY INCOME
                                                                      ADV CL            ADV CL             CL IB
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       64,656          683,735            13,334
      Net realized gains (losses) on investments                          (98,252)          51,236           607,295
      Net change in unrealized appreciation (depreciation)
             of investments                                                16,570       (1,133,933)       (1,425,635)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (17,026)        (398,962)         (805,006)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                          1,180,545       17,511,741         2,375,900
      Policy terminations, withdrawal payments and charges             (2,105,431)      (4,557,961)       (1,053,354)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               (924,886)      12,953,780         1,322,546
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                        (941,912)      12,554,818           517,540

Net assets at the beginning of year or period                           5,542,214       22,474,363         7,511,549
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                 4,600,302       35,029,181         8,029,089
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                      102,238          694,174           136,958
      Net realized gains (losses) on investments                          (39,195)        (152,489)        1,000,327
      Net change in unrealized appreciation (depreciation)
             of investments                                                90,439        1,830,907         1,099,755
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           153,482        2,372,592         2,237,040

Policy transactions (notes 3 and 6)
      Policy purchase payments                                          1,375,757        3,795,847         1,088,078
      Policy terminations, withdrawal payments and charges               (987,584)     (18,759,356)       (2,240,861)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                388,173      (14,963,509)       (1,152,783)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         541,655      (12,590,917)        1,084,257

Net assets at the beginning of year                                     4,600,302       35,029,181         8,029,089
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                           5,141,957       22,438,264         9,113,346
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  33

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                        PUTNAM VT                           PUTNAM VT
                                                                       GROWTH OPP         PUTNAM VT          SUSTAIN
                                                                          CL IB         INTL EQ CL IB     LEADERS CL IB
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $          (17,500)          58,523            (7,551)
      Net realized gains (losses) on investments                             369,485          246,283           229,329
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (346,121)      (1,663,370)         (220,959)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                5,864       (1,358,564)              819

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             1,161,581        1,173,274           169,653
      Policy terminations, withdrawal payments and charges                  (913,039)        (779,243)         (520,677)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   248,542          394,031          (351,024)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                            254,406         (964,533)         (350,205)

Net assets at the beginning of year or period                              3,187,323        6,664,005         1,638,235
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        3,441,729        5,699,472         1,288,030
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $          (17,264)          54,338              (792)
      Net realized gains (losses) on investments                             636,179          126,676           206,404
      Net change in unrealized appreciation (depreciation)
             of investments                                                  707,078        1,195,676           231,412
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            1,325,993        1,376,690           437,024

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             1,460,764          474,239           134,175
      Policy terminations, withdrawal payments and charges                  (423,096)        (723,387)         (294,401)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 1,037,668         (249,148)         (160,226)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          2,363,661        1,127,542           276,798

Net assets at the beginning of year                                        3,441,729        5,699,472         1,288,030
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $        5,805,390        6,827,014         1,564,828
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                   SFT CORE           SFT GOVT         SFT INDEX
                                                                   BOND CL 2        MONEY MARKET      400 MC CL 2
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                   (494,001)          126,755         (487,911)
      Net realized gains (losses) on investments                      3,440,059                --        4,073,181
      Net change in unrealized appreciation (depreciation)
             of investments                                          (3,966,146)               --      (14,821,190)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations      (1,020,088)          126,755      (11,235,920)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                       33,871,697        10,262,196        3,049,582
      Policy terminations, withdrawal payments and charges          (10,023,134)      (12,068,093)      (6,288,478)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions           23,848,563        (1,805,897)      (3,238,896)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                    22,828,475        (1,679,142)     (14,474,816)

Net assets at the beginning of year or period                        98,808,284        19,403,917       97,498,816
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                             121,636,759        17,724,775       83,024,000
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                   (624,459)          168,340         (471,718)
      Net realized gains (losses) on investments                      3,798,687                --        5,435,895
      Net change in unrealized appreciation (depreciation)
             of investments                                           6,804,967                --       15,494,458
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations       9,979,195           168,340       20,458,635

Policy transactions (notes 3 and 6)
      Policy purchase payments                                        4,625,415         5,254,801        5,278,571
      Policy terminations, withdrawal payments and charges          (10,278,707)       (6,174,426)      (8,872,782)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions           (5,653,292)         (919,625)      (3,594,211)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                     4,325,903          (751,285)      16,864,424

Net assets at the beginning of year                                 121,636,759        17,724,775       83,024,000
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                       125,962,662        16,973,490       99,888,424
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  34

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                        SFT INDEX        SFT INTL BOND      SFT IVY
                                                                        500 CL 2             CL 2           GROWTH
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $       (1,589,711)         (127,840)     (1,544,310)
      Net realized gains (losses) on investments                          17,479,323         1,138,220      13,782,253
      Net change in unrealized appreciation (depreciation)
             of investments                                              (31,193,792)         (794,668)     (5,083,262)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (15,304,180)          215,712       7,154,681

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            10,030,513         2,626,495       1,737,792
      Policy terminations, withdrawal payments and charges               (24,259,911)       (3,127,552)    (31,588,996)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               (14,229,398)         (501,057)    (29,851,204)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                        (29,533,578)         (285,345)    (22,696,523)

Net assets at the beginning of year or period                            313,536,679        25,595,616     295,610,022
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $      284,003,101        25,310,271     272,913,499
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $       (1,651,206)         (125,593)     (1,564,951)
      Net realized gains (losses) on investments                          17,013,191           765,681      17,451,646
      Net change in unrealized appreciation (depreciation)
             of investments                                               69,819,109          (354,693)     77,908,099
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           85,181,094           285,395      93,794,794

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            18,827,522         1,764,574       1,264,703
      Policy terminations, withdrawal payments and charges               (23,394,103)       (2,561,278)    (34,429,593)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (4,566,581)         (796,704)    (33,164,890)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         80,614,513          (511,309)     60,629,904

Net assets at the beginning of year                                      284,003,101        25,310,271     272,913,499
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $      364,617,614        24,798,962     333,543,403
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                   SFT IVY SMALL      SFT MORTGAGE      SFT REAL
                                                                    CAP GROWTH          CL 2 (C)       ESTATE CL 2
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                     (631,808)         (136,846)       (269,287)
      Net realized gains (losses) on investments                        5,002,054         5,383,419       2,403,465
      Net change in unrealized appreciation (depreciation)
             of investments                                            (8,362,323)       (5,796,088)     (5,226,878)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        (3,992,077)         (549,515)     (3,092,700)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                          1,543,182           978,496       2,664,216
      Policy terminations, withdrawal payments and charges            (11,159,653)      (31,555,360)     (4,308,958)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions             (9,616,471)      (30,576,864)     (1,644,742)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                     (13,608,548)      (31,126,379)     (4,737,442)

Net assets at the beginning of year or period                         119,800,059        31,126,379      55,190,267
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                               106,191,511                --      50,452,825
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                     (602,594)               --        (280,387)
      Net realized gains (losses) on investments                        5,217,673                --       3,239,079
      Net change in unrealized appreciation (depreciation)
             of investments                                            19,479,311                --       8,806,708
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        24,094,390                --      11,765,400

Policy transactions (notes 3 and 6)
      Policy purchase payments                                          1,013,311                --       1,474,324
      Policy terminations, withdrawal payments and charges            (11,165,147)               --      (6,678,955)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions            (10,151,836)               --      (5,204,631)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                      13,942,554                --       6,560,769

Net assets at the beginning of year                                   106,191,511                --      50,452,825
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                         120,134,065                --      57,013,594
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  35

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                          SEGREGATED SUB-ACCOUNTS*
                                                                         -----------------------------------------------------------
                                                                                                    SFT
                                                                                                WELLINGTON
                                                                             SFT T. ROWE      CORE EQUITY CL
                                                                             PRICE VALUE             2
                                                                         -----------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                    $         (445,333)         (206,822)
      Net realized gains (losses) on investments                                 3,294,011         2,834,419
      Net change in unrealized appreciation (depreciation)
             of investments                                                    (11,646,737)       (3,876,565)
                                                                         -----------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                 (8,798,059)       (1,248,968)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                   2,023,472           770,632
      Policy terminations, withdrawal payments and charges                     (11,460,986)       (8,433,285)
                                                                         -----------------------------------------------------------

Increase (decrease) in net assets from policy transactions                      (9,437,514)       (7,662,653)
                                                                         -----------------------------------------------------------

Increase (decrease) in net assets                                              (18,235,573)       (8,911,621)

Net assets at the beginning of year or period                                   95,097,009        67,531,483
                                                                         -----------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                 $       76,861,436        58,619,862
                                                                         ===========================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                    $         (420,965)         (193,158)
      Net realized gains (losses) on investments                                 3,565,206         2,584,673
      Net change in unrealized appreciation (depreciation)
             of investments                                                     15,544,555        16,404,446
                                                                         -----------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                 18,688,796        18,795,961

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                   1,660,189           743,849
      Policy terminations, withdrawal payments and charges                     (10,976,330)       (6,442,417)
                                                                         -----------------------------------------------------------

Increase (decrease) in net assets from policy transactions                      (9,316,141)       (5,698,568)
                                                                         -----------------------------------------------------------

Increase (decrease) in net assets                                                9,372,655        13,097,393

Net assets at the beginning of year                                             76,861,436        58,619,862
                                                                         -----------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                           $       86,234,091        71,717,255
                                                                         ===========================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from November 2, 2018 through December 31, 2018 and for the year ended December 31, 2019.
(c) For period from January 1, 2018 through November 30, 2018.

  36

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(1)     ORGANIZATION AND BASIS OF PRESENTATION

        The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life
        Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of sixty-six segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second
        Death, Variable Adjustable Life Horizon, Variable Adjustable Life
        Summit and Variable Adjustable Life Survivor offered by the Account.

        The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

        Variable Life policy owners allocate their purchase payments to one or more of the sixty-six segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

          -    AB VPS International Value Portfolio - Class B Shares (AB VPS
               Intl Value Cl B)
          -    American Century Investments II VP Inflation Protection Fund -
               Class II Shares (Amer Century II VP Infl Pro Cl II)
          -    American Century Investments VP Income & Growth Fund - Class II
               Shares (Amer Century VP Inc & Growth Cl II)
          -    American Funds IS(R) Global Bond Fund - Class 2 Shares (Amer
               Funds IS Global Bond Cl 2)
          -    American Funds IS(R) Global Growth Fund - Class 2 Shares (Amer
               Funds IS Global Growth Cl 2)
          -    American Funds IS(R) Global Small Capitalization Fund - Class 2
               Shares (Amer Funds IS Global Small Cap Cl 2)
          -    American Funds IS(R) Growth Fund - Class 2 Shares (Amer Funds IS
               Growth Cl 2)
          -    American Funds IS(R) Growth-Income Fund - Class 2 Shares (Amer
               Funds IS Growth-Inc Cl 2)
          -    American Funds IS(R) International Fund - Class 2 Shares (Amer
               Funds IS Intl Cl 2)
          -    American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer
               Funds IS New World Cl 2)
          -    American Funds IS(R) U.S. Government/AAA-Rated Securities Fund -
               Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
          -    Fidelity(R) VIP Equity-Income Portfolio - Service Class 2
               (Fidelity VIP Equity-Income SC 2)
          -    Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity
               VIP Mid Cap SC2)
          -    Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund
               Class 2 (Franklin Mutual Shs VIP Cl 2)
          -    Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund
               Class 2 (Franklin Small Cap Val VIP Cl 2)
          -    Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP
               Fund - Class 2 (Franklin Sm-Md Cap Gr VIP Cl 2)
          -    Franklin Templeton VIP Trust Templeton Developing Markets VIP
               Fund - Class 2 (Franklin Temp Dev Mkts VIP Cl 2)
          -    Goldman Sachs VIT High Quality Floating Rate Fund - Service
               Shares (Goldman Sachs VIT HQ Flt Rt SS)
          -    Invesco Oppenheimer V.I. International Growth Fund - Series II
               Shares (Invesco Opphmr VI Intl Growth Sr II)
          -    Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II
               Shares (Invesco Opphmr VI MS Sm Cap Sr II)
          -    Invesco V.I. American Value Fund - Series II Shares (Invesco VI
               American Value Sr II)
          -    Invesco V.I. Comstock Fund - Series II Shares (Invesco VI
               Comstock Sr II)
          -    Invesco V.I. Equity and Income Fund - Series II Shares (Invesco
               VI Equity & Inc Sr II)
          -    Invesco V.I. Growth and Income Fund - Series II Shares (Invesco
               VI Growth & Inc Sr II)
          -    Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco
               VI Sm Cap Equity Sr II)
          -    Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl
               II)
          -    Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
          -    Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
          -    Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
          -    Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
          -    Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core
               Equity Cl II)
          -    Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl
               II)

  37

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

          -    Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl
               II)
          -    Ivy VIP - Science and Technology Class II (Ivy VIP Science &
               Tech Cl II)
          -    Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl
               II)
          -    Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl
               II)
          -    Ivy VIP - Value Class II (Ivy VIP Value Cl II)
          -    Janus Aspen Series - Janus Henderson Balanced Portfolio -
               Service Shares (Janus Henderson Balanced SS)
          -    Janus Aspen Series - Janus Henderson Forty Portfolio - Service
               Shares (Janus Henderson Forty SS)
          -    Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio -
               Service Shares (Janus Henderson Mid Cap Val SS)
          -    Janus Aspen Series - Janus Henderson Overseas Portfolio -
               Service Shares (Janus Henderson Overseas SS)
          -    MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT -
               Mid Cap Growth Ser SC)
          -    MFS(R) VIT II - International Intrinsic Value Portfolio -
               Service Class (MFS VIT II - Intl Intrinsic Val SC)
          -    Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley
               VIF Emerging Markets Equity Portfolio - Class II Shares
               (MorgStanley VIF Emg Mk Eq Cl 2)
          -    Morningstar Aggressive Growth ETF Asset Allocation Portfolio -
               Class II Shares (Morningstar Aggr Growth ETF Cl II)
          -    Morningstar Balanced ETF Asset Allocation Portfolio - Class II
               Shares (Morningstar Balanced ETF Cl II)
          -    Morningstar Conservative ETF Asset Allocation Portfolio - Class
               II Shares (Morningstar Conservative ETF Cl II)
          -    Morningstar Growth ETF Asset Allocation Portfolio - Class II
               Shares (Morningstar Growth ETF Cl II)
          -    Morningstar Income and Growth Asset Allocation Portfolio - Class
               II Shares (Morningstar Inc & Gro Asset All Cl II)
          -    Neuberger Berman Advisers Management Trust Sustainable Equity -
               S Class Shares (Neuberger Berman Sustain Eq S Cl)
          -    PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares
               (PIMCO VIT Low Duration Adv CL)
          -    PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares
               (PIMCO VIT Total Return Adv Cl)
          -    Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity
               Income Cl IB)
          -    Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT
               Growth Opp Cl IB)
          -    Putnam VT International Equity Fund - Class IB Shares (Putnam VT
               Intl Eq Cl IB)
          -    Putnam VT Sustainable Leaders Fund - Class IB Shares (Putnam VT
               Sustain Leaders Cl IB)
          -    Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (SFT
               Core Bond Cl 2)
          -    Securian Funds Trust - SFT Government Money Market Fund (SFT
               Govt Money Market)
          -    Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2
               Shares (SFT Index 400 MC Cl 2)
          -    Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (SFT
               Index 500 Cl 2)
          -    Securian Funds Trust - SFT International Bond Fund - Class 2
               Shares (SFT Intl Bond Cl 2)
          -    Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy
               Growth)
          -    Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT
               Ivy Small Cap Growth)
          -    Securian Funds Trust - SFT Real Estate Securities Fund - Class 2
               Shares (SFT Real Estate Cl 2)
          -    Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe
               Price Value)
          -    Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2
               Shares (SFT Wellington Core Equity Cl 2)

        The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified
        (except Securian Funds Trust - SFT International Bond Fund - Class 2
        Shares which is non-diversified), open-end management investment company.

        Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and
        Securian AM are affiliate companies of Minnesota Life.

  38

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

        The following sub-accounts merged during 2018:

                       CLOSED PORTFOLIO                                   RECEIVING PORTFOLIO                     EFFECTIVE DATE
        ----------------------------------------------      ---------------------------------------------       ------------------

        Ivy VIP - Micro Cap Growth Class II                 Ivy VIP - Small Cap Growth Class II                 November 2, 2018

        Securian Funds Trust - SFT Mortgage Securities      Securian Funds Trust - SFT Core Bond Fund -         November 30, 2018
        Fund - Class 2 Shares                               Class 2 Shares

        The following sub-accounts had a name change during 2018 or 2019:

                        FORMER NAME                                    CURRENT NAME                      EFFECTIVE DATE
       -----------------------------------------------  ---------------------------------------------   -----------------

       Putnam VT Multi-Cap Growth Fund - Class IB       Putnam VT Sustainable Leaders Fund - Class IB     April 30, 2018
       Shares                                           Shares

       Neuberger Berman Advisers Management Trust       Neuberger Berman Advisers Management Trust         May 1, 2018
       Socially Responsive - S Class Shares             Sustainable Equity - S Class Shares

       Securian Funds Trust - SFT Advantus              Securian Funds Trust - SFT Core Bond Fund -        May 1, 2018
       Bond Fund - Class 2 Shares                       Class 2 Shares

       Securian Funds Trust - SFT Advantus              Securian Funds Trust - SFT Government Money        May 1, 2018
       Government Money Market Fund                     Market Fund

       Securian Funds Trust - SFT Advantus Index 400    Securian Funds Trust - SFT Index 400 Mid-Cap       May 1, 2018
       Mid-Cap Fund - Class 2 Shares                    Fund - Class 2 Shares

       Securian Funds Trust - SFT Advantus Index 500    Securian Funds Trust - SFT Index 500 Fund -        May 1, 2018
       Fund - Class 2 Shares                            Class 2 Shares

       Securian Funds Trust - SFT Advantus              Securian Funds Trust - SFT International Bond      May 1, 2018
       International Bond Fund - Class 2 Shares         Fund - Class 2 Shares

       Securian Funds Trust - SFT Advantus Mortgage     Securian Funds Trust - SFT Mortgage                May 1, 2018
       Securities Fund - Class 2 Shares                 Securities Fund - Class 2 Shares

       Securian Funds Trust - SFT Advantus Real Estate  Securian Funds Trust - SFT Real Estate             May 1, 2018
       Securities Fund - Class 2 Shares                 Securities Fund - Class 2 Shares

       Oppenheimer VA Funds - Oppenheimer               Invesco Oppenheimer V.I. International Growth     May 24, 2019
       International Growth Fund/VA Service Shares      Fund - Series II Shares

       Oppenheimer VA Funds - Oppenheimer Main          Invesco Oppenheimer V.I. Main Street Small        May 24, 2019
       Street Small Cap(R)/VA Service Shares            Cap Fund - Series II Shares

       MFS(R) VIT II - International Value Portfolio -  MFS(R) VIT II - International Intrinsic Value      June 1, 2019
       Service Class                                    Portfolio - Service Class

  39

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards
       Board (FASB) Accounting Standards Codification (ASC) Topic 946,
       Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

       (A)   USE OF ESTIMATES

             The preparation of financial statements in conformity with U.S.
             generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the disclosure of contingent assets and liabilities. Actual results could differ from those
             estimates.

       (B)   INVESTMENTS IN UNDERLYING FUNDS

             Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

             Realized gains (losses) on investments include realized gain distributions received from the respective underlying funds.
             Realized gain distributions are reinvested in the respective underlying funds.

             All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub-accounts on the ex-dividend date. The
             underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account
             "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds.
             Therefore, no dividend income is recorded in the Statements of
             Operations related to such consent dividends.

       (C)   FEDERAL INCOME TAXES

             The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)    EXPENSES AND RELATED PARTY TRANSACTIONS

             The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50% of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from the net assets of the
             Account. This is charged through the daily unit value
             calculation.

             Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

             A basic sales load of up to 7.00% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life
             Second Death policies. A first year sales load not to exceed
             23.00%

  40

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

             may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2019 and 2018 amounted to $10,844,335 and $11,563,628, respectively.

             An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2019 and
             2018 amounted to $96,264 and $85,555, respectively.

             A premium tax charge in the amount of 2.50% is deducted from each premium payment for Variable Adjustable Life and Variable
             Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2019 and 2018 amounted to $1,411,693 and
             $1,549,716, respectively.

             A face amount guarantee charge of 1.50% is deducted from each
             Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31,
             2019 and 2018 amounted to $701,972 and $769,958, respectively.

             A federal tax charge of 1.25% is deducted from each Variable
             Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget
             Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2019 and 2018 amounted to $100,323 and
             $101,022, respectively.

             The following charges are associated with Variable Adjustable Life
             Horizon. A first-year sales charge of up to 44% is assessed against premium, and a premium charge of 6% is charged on all renewal premiums. An additional face amount charge not to exceed
             $5 per $1,000 is charged for first-year base premiums and for the first year after a face amount increase. In addition, against the cash value of a policy, Minnesota Life deducts a monthly policy charge of $8 plus $0.02 per $1,000 of the face amount. The monthly policy charge cannot exceed $10 plus $0.03 per $1,000 of the face amount. A premium charge of 5.75% is charged on all non-repeating premiums associated with Variable Adjustable Life Summit and
             Variable Adjustable Life Survivor.

             In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The monthly administration charge is $5 for Variable Adjustable Life policies and $10 for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable
             Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed

  41

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

               $0.03 per $1,000 of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk, class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

               The total of cash value charges for the years or periods ended
               December 31, 2019 and 2018 for each segregated sub-account are as follows:

                     SUB-ACCOUNT                                           2019                    2018
                     -------------------------------------             -----------              -----------

                     AB VPS Intl Value Cl B                            $    14,436              $    18,243
                     Amer Century II VP Infl Pro Cl II                     173,353                  185,263
                     Amer Century VP Inc & Growth Cl II                    336,087                  287,957
                     Amer Funds IS Global Bond Cl 2                         74,387                   69,340
                     Amer Funds IS Global Growth Cl 2                      154,396                  142,051
                     Amer Funds IS Global Small Cap Cl 2                    82,376                   85,489
                     Amer Funds IS Growth Cl 2                             587,737                  516,262
                     Amer Funds IS Growth-Inc Cl 2                         611,813                  574,615
                     Amer Funds IS Intl Cl 2                               275,371                  241,717
                     Amer Funds IS New World Cl 2                        1,000,059                  532,804
                     Amer Funds IS US Govt/AAA Cl 2                         41,468                   39,845
                     Fidelity VIP Equity-Income SC 2                     2,349,970                2,446,546
                     Fidelity VIP Mid Cap SC2                            1,281,829                1,431,699
                     Franklin Mutual Shs VIP Cl 2                          267,924                  296,699
                     Franklin Small Cap Val VIP Cl 2                       190,925                  197,592
                     Franklin Sm-Md Cap Gr VIP Cl 2                        555,445                  549,156
                     Franklin Temp Dev Mkts VIP Cl 2                       832,497                  895,204
                     Goldman Sachs VIT HQ Flt Rt SS                        100,941                   94,507
                     Invesco Opphmr VI Intl Growth Sr II                   668,284                  614,718
                     Invesco Opphmr VI MS Sm Cap Sr II                      46,924                   56,035
                     Invesco VI American Value Sr II                        43,201                   53,286
                     Invesco VI Comstock Sr II                             210,760                  216,869
                     Invesco VI Equity & Inc Sr II                          74,350                   79,640
                     Invesco VI Growth & Inc Sr II                          12,384                   12,584
                     Invesco VI Sm Cap Equity Sr II                         91,816                   96,787
                     Ivy VIP Asset Strategy Cl II                          932,478                  985,911
                     Ivy VIP Balanced Cl II                              3,351,913                3,631,473
                     Ivy VIP Core Equity Cl II                             347,709                  360,829
                     Ivy VIP Global Growth Cl II                           311,364                  322,483
                     Ivy VIP High Income Cl II                             484,535                  499,051
                     Ivy VIP Intl Core Equity Cl II                      3,883,095                4,316,413
                     Ivy VIP Micro Cap Growth Cl II (a)                         --                  393,178
                     Ivy VIP Mid Cap Growth Cl II                          248,825                  211,775
                     Ivy VIP Natural Res Cl II                             111,101                  143,107
                     Ivy VIP Science & Tech Cl II                          422,473                  395,260
                     Ivy VIP Small Cap Core Cl II                        1,540,167                1,699,761
                     Ivy VIP Small Cap Growth Cl II (b)                    468,445                   89,235
                     Ivy VIP Value Cl II                                 1,712,493                1,792,307
                     Janus Henderson Balanced SS                           345,290                  327,525
                     Janus Henderson Forty SS                            1,381,959                1,396,657
                     Janus Henderson Mid Cap Val SS                        150,944                  152,893
                     Janus Henderson Overseas SS                         1,557,578                1,698,322
                     MFS VIT - Mid Cap Growth Ser SC                       100,970                   78,502

  42

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                    SUB-ACCOUNT                                           2019                    2018
                    -------------------------------------              ----------              ----------

                    MFS VIT II - Intl Intrinsic Val SC                 $   78,808              $   75,433
                    MorgStanley VIF Emg Mk Eq Cl 2                        142,893                 164,648
                    Morningstar Aggr Growth ETF Cl II                     174,553                 160,561
                    Morningstar Balanced ETF Cl II                        286,958                 292,130
                    Morningstar Conservative ETF Cl II                     45,467                  56,858
                    Morningstar Growth ETF Cl II                          461,826                 448,160
                    Morningstar Inc & Gro Asset All Cl II                  52,303                  49,548
                    Neuberger Berman Sustain Eq S Cl                       27,544                  29,160
                    PIMCO VIT Low Duration Adv CL                         181,794                 188,686
                    PIMCO VIT Total Return Adv Cl                       1,097,841               1,376,292
                    Putnam VT Equity Income Cl IB                         217,143                 226,315
                    Putnam VT Growth Opp Cl IB                            108,804                  92,672
                    Putnam VT Intl Eq Cl IB                               140,150                 152,480
                    Putnam VT Sustain Leaders Cl IB                        34,055                  31,676
                    SFT Core Bond Cl 2                                  4,352,370               3,488,047
                    SFT Govt Money Market                                 738,176                 838,844
                    SFT Index 400 MC Cl 2                               2,321,069               2,426,896
                    SFT Index 500 Cl 2                                  7,701,942               7,810,023
                    SFT Intl Bond Cl 2                                    836,161                 875,547
                    SFT Ivy Growth                                      8,534,020               8,746,493
                    SFT Ivy Small Cap Growth                            3,015,394               3,164,401
                    SFT Mortgage Cl 2 (c)                                      --                 991,170
                    SFT Real Estate Cl 2                                1,516,388               1,489,167
                    SFT T. Rowe Price Value                             2,614,688               2,733,994
                    SFT Wellington Core Equity Cl 2                     1,693,226               1,685,921

                    (a) For the period from January 1, 2018 through November 2,
                        2018.
                    (b) For the period from November 2, 2018 through December
                        31, 2018 and for the year ended December 31, 2019.
                    (c) For the period from January 1, 2018 through November
                        30, 2018.

               To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement with Securian Funds
               Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition,
               Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust.
               Under the plan, Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.05% of net assets to State
               Street, Inc. for daily fund accounting services. Securian Funds
               Trust also pays an administrative services fee to Minnesota
               Life. To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

               On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1,
               2014, as follows:

               -    Securian Funds Trust - SFT T. Rowe Price Value Fund - Class
                    2 Shares - to the extent the fund's annual net operating
                    expenses exceed 0.98%, Minnesota Life has made a
                    corresponding reduction

  43

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                  in sub-account expenses, until April 30, 2016, to those
                  policy owners whose sub-account invests in the fund.
             -    Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund -
                  (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a
                  corresponding reduction in sub-account expenses, until
                  September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until
                  April 30, 2016, to those policy owners whose sub-account
                  invests in the fund.
             -    Securian Funds Trust - SFT Wellington Core Equity Fund -
                  Class 2 Shares - to the extent the fund's annual net
                  operating expenses exceeds 0.89% (Class 2 Shares) or 0.64%
                  (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each
                  policy outstanding on May 1, 2014, to those policy owners
                  whose sub-account invests in the fund.

             These fee waivers are reported on the Statements of Operations as
             "Fees Waived" of the respective sub-account.

(4)    FAIR VALUE MEASUREMENTS

       In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
       820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

       The fair value of the Account's financial assets has been determined using available market information as of December 31, 2019. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

       The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Policy Owners' Equity
       according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

             Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

             Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar
             securities, interest rates, credit risk and prepayment speed).

             Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own
             assumptions in determining the fair value of investments.

  44

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

        The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

        As of December 31, 2019, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(5)     INVESTMENT TRANSACTIONS

        The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2019 were as follows:

               SUB-ACCOUNT                                         PURCHASES                   SALES
               -------------------------------------             -------------             ------------

               AB VPS Intl Value Cl B                            $     136,163             $     88,982
               Amer Century II VP Infl Pro Cl II                       732,799                1,344,337
               Amer Century VP Inc & Growth Cl II                    2,655,672                1,625,436
               Amer Funds IS Global Bond Cl 2                          536,577                  317,319
               Amer Funds IS Global Growth Cl 2                      1,612,747                  592,146
               Amer Funds IS Global Small Cap Cl 2                   1,074,391                  736,246
               Amer Funds IS Growth Cl 2                             5,900,500                3,448,869
               Amer Funds IS Growth-Inc Cl 2                         4,412,199                1,401,085
               Amer Funds IS Intl Cl 2                               4,867,900                1,868,446
               Amer Funds IS New World Cl 2                         18,866,703                1,747,623
               Amer Funds IS US Govt/AAA Cl 2                          186,612                  187,671
               Fidelity VIP Equity-Income SC 2                       8,758,927               10,391,533
               Fidelity VIP Mid Cap SC2                              7,368,093                4,897,751
               Franklin Mutual Shs VIP Cl 2                          1,537,383                  906,441
               Franklin Small Cap Val VIP Cl 2                       2,903,357                1,039,113
               Franklin Sm-Md Cap Gr VIP Cl 2                        4,590,816                2,796,661
               Franklin Temp Dev Mkts VIP Cl 2                         969,434                5,507,734
               Goldman Sachs VIT HQ Flt Rt SS                          582,305                  776,009
               Invesco Opphmr VI Intl Growth Sr II                   5,527,273                3,117,669
               Invesco Opphmr VI MS Sm Cap Sr II                       703,079                  690,567
               Invesco VI American Value Sr II                         254,343                  858,668
               Invesco VI Comstock Sr II                             1,950,045                  623,988
               Invesco VI Equity & Inc Sr II                           622,366                  705,099
               Invesco VI Growth & Inc Sr II                           142,137                  371,582
               Invesco VI Sm Cap Equity Sr II                          682,054                  332,391
               Ivy VIP Asset Strategy Cl II                          2,473,776                5,166,782
               Ivy VIP Balanced Cl II                               11,246,158               11,600,174
               Ivy VIP Core Equity Cl II                             1,959,627                4,058,765
               Ivy VIP Global Growth Cl II                           7,782,203                1,856,683
               Ivy VIP High Income Cl II                             2,745,920                1,783,830
               Ivy VIP Intl Core Equity Cl II                       16,851,916               11,392,393
               Ivy VIP Mid Cap Growth Cl II                          1,949,865                1,324,135
               Ivy VIP Natural Res Cl II                               760,852                1,715,687

  45

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

               SUB-ACCOUNT                                         PURCHASES                   SALES
               -------------------------------------             ------------              -----------

               Ivy VIP Science & Tech Cl II                      $  4,666,830              $ 2,656,758
               Ivy VIP Small Cap Core Cl II                        13,185,027                8,128,377
               Ivy VIP Small Cap Growth Cl II                       2,076,498                4,311,054
               Ivy VIP Value Cl II                                  4,280,653                5,885,698
               Janus Henderson Balanced SS                          2,049,887                1,911,118
               Janus Henderson Forty SS                             6,902,862                9,160,673
               Janus Henderson Mid Cap Val SS                       1,011,305                  961,228
               Janus Henderson Overseas SS                          2,448,463                5,098,451
               MFS VIT - Mid Cap Growth Ser SC                      2,786,556                  637,368
               MFS VIT II - Intl Intrinsic Val SC                   2,742,434                  748,978
               MorgStanley VIF Emg Mk Eq Cl 2                       1,093,906                1,791,850
               Morningstar Aggr Growth ETF Cl II                    5,063,149                1,392,809
               Morningstar Balanced ETF Cl II                         833,512                  866,707
               Morningstar Conservative ETF Cl II                     164,711                   62,994
               Morningstar Growth ETF Cl II                        11,720,569                6,155,523
               Morningstar Inc & Gro Asset All Cl II                  510,629                  548,065
               Neuberger Berman Sustain Eq S Cl                       143,099                  584,423
               PIMCO VIT Low Duration Adv CL                        1,490,928                1,000,516
               PIMCO VIT Total Return Adv Cl                        4,571,682               18,841,017
               Putnam VT Equity Income Cl IB                        2,016,270                2,263,858
               Putnam VT Growth Opp Cl IB                           2,017,914                  435,033
               Putnam VT Intl Eq Cl IB                                553,659                  737,425
               Putnam VT Sustain Leaders Cl IB                        350,044                  298,476
               SFT Core Bond Cl 2                                   4,477,092               10,754,843
               SFT Govt Money Market                                5,477,002                6,228,287
               SFT Index 400 MC Cl 2                                5,143,750                9,209,679
               SFT Index 500 Cl 2                                  18,382,386               24,600,173
               SFT Intl Bond Cl 2                                   1,723,514                2,645,812
               SFT Ivy Growth                                       1,132,450               35,862,291
               SFT Ivy Small Cap Growth                               948,093               11,702,522
               SFT Real Estate Cl 2                                 1,410,084                6,895,103
               SFT T. Rowe Price Value                              1,558,026               11,295,133
               SFT Wellington Core Equity Cl 2                        708,475                6,600,201

(6)      UNIT ACTIVITY FROM POLICY TRANSACTIONS

         Transactions in units for each segregated sub-account for the years or periods ended December 31, 2019 and 2018 were as follows:

                                                                            SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                                           AMER CENTURY      AMER CENTURY      AMER FUNDS IS
                                                           AB VPS INTL    II VP INFL PRO       VP INC &       GLOBAL BOND CL
                                                           VALUE CL B          CL II         GROWTH CL II            2
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                         651,712         4,195,049        2,557,373          2,804,124
   Policy purchase payments                                     50,171         1,564,507          771,748            793,470
   Policy terminations, withdrawal payments and charges       (181,274)       (1,560,114)        (271,096)        (1,083,057)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                         520,609         4,199,442        3,058,025          2,514,537
   Policy purchase payments                                    119,378           521,767          494,545            451,870
   Policy terminations, withdrawal payments and charges        (78,561)       (1,086,896)        (474,141)          (282,551)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                         561,426         3,634,313        3,078,429          2,683,856
                                                          ==========================================================================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           AMER FUNDS IS     AMER FUNDS IS
                                                           GLOBAL GROWTH     GLOBAL SMALL
                                                               CL 2            CAP CL 2
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                        2,950,112          2,993,417
   Policy purchase payments                                     782,842            595,823
   Policy terminations, withdrawal payments and charges        (517,995)          (691,510)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                        3,214,959          2,897,730
   Policy purchase payments                                     590,616            510,818
   Policy terminations, withdrawal payments and charges        (288,484)          (471,055)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                        3,517,091          2,937,493
                                                          ==========================================================================

  46

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                                             AMER FUNDS IS
                                                           AMER FUNDS IS     GROWTH-INC CL     AMER FUNDS IS     AMER FUNDS IS
                                                            GROWTH CL 2            2             INTL CL 2      NEW WORLD CL 2
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                       10,340,969          8,719,493         9,962,452        22,398,625
   Policy purchase payments                                   1,427,237            626,667         2,640,395           997,891
   Policy terminations, withdrawal payments and charges        (849,781)          (447,350)         (742,962)      (10,041,741)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                       10,918,425          8,898,810        11,859,885        13,354,775
   Policy purchase payments                                   1,219,329            826,521         3,129,332        14,104,461
   Policy terminations, withdrawal payments and charges      (1,386,028)          (565,287)       (1,358,065)       (1,330,184)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                       10,751,726          9,160,044        13,631,152        26,129,052
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           AMER FUNDS IS     FIDELITY VIP
                                                            US GOVT/AAA      EQUITY-INCOME
                                                               CL 2              SC 2
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                        1,286,578         34,720,440
   Policy purchase payments                                     494,077          1,012,252
   Policy terminations, withdrawal payments and charges        (746,733)        (3,304,297)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                        1,033,922         32,428,395
   Policy purchase payments                                     142,720            579,676
   Policy terminations, withdrawal payments and charges        (160,219)        (3,582,278)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                        1,016,423         29,425,793
                                                          ==========================================================================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                                             FRANKLIN       FRANKLIN SMALL     FRANKLIN SM-
                                                          FIDELITY VIP    MUTUAL SHS VIP    CAP VAL VIP CL     MD CAP GR VIP
                                                           MID CAP SC2         CL 2                2               CL 2
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                      10,693,851         3,814,448        3,822,931         13,591,347
   Policy purchase payments                                    200,058           138,582          699,996            346,569
   Policy terminations, withdrawal payments and charges     (1,132,598)         (471,525)        (593,381)        (1,152,654)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                       9,761,311         3,481,505        3,929,546         12,785,262
   Policy purchase payments                                    230,705           151,378          678,477            451,058
   Policy terminations, withdrawal payments and charges       (854,537)         (307,576)        (492,611)        (1,271,875)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                       9,137,479         3,325,307        4,115,412         11,964,445
                                                          ==========================================================================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                          FRANKLIN TEMP     GOLDMAN SACHS
                                                          DEV MKTS VIP      VIT HQ FLT RT
                                                              CL 2               SS
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                      10,698,995          2,248,969
   Policy purchase payments                                  1,047,667            779,767
   Policy terminations, withdrawal payments and charges       (893,578)          (492,209)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                      10,853,084          2,536,527
   Policy purchase payments                                    223,690            470,332
   Policy terminations, withdrawal payments and charges     (1,752,571)          (680,146)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                       9,324,203          2,326,713
                                                          ==========================================================================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------

                                                             INVESCO
                                                            OPPHMR VI          INVESCO       INVESCO VI
                                                         INTL GROWTH SR     OPPHMR VI MS   AMERICAN VALUE       INVESCO VI
                                                               II           SM CAP SR II        SR II         COMSTOCK SR II
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                        5,882,964          937,579        1,445,141          2,870,492
   Policy purchase payments                                     449,707          203,673          148,803            350,187
   Policy terminations, withdrawal payments and charges        (668,579)        (189,509)        (431,936)          (188,553)
                                                         ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                        5,664,092          951,743        1,162,008          3,032,126
   Policy purchase payments                                   1,179,092          204,248           64,881            414,778
   Policy terminations, withdrawal payments and charges        (822,208)        (291,076)        (432,151)          (272,933)
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                        6,020,976          864,915          794,738          3,173,971
                                                         ===========================================================================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------

                                                           INVESCO VI      INVESCO VI
                                                          EQUITY & INC    GROWTH & INC
                                                              SR II           SR II
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                       1,356,721          461,793
   Policy purchase payments                                    135,327           79,876
   Policy terminations, withdrawal payments and charges       (224,236)         (28,927)
                                                         ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                       1,267,812          512,742
   Policy purchase payments                                    176,279           21,822
   Policy terminations, withdrawal payments and charges       (314,816)        (176,026)
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                       1,129,275          358,538
                                                         ===========================================================================

  47

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                          INVESCO VI SM
                                                          CAP EQUITY SR    IVY VIP ASSET       IVY VIP      IVY VIP CORE
                                                               II         STRATEGY CL II   BALANCED CL II   EQUITY CL II
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                       1,458,523         9,538,707       13,582,381       6,207,035
   Policy purchase payments                                    157,627           346,242          179,339         159,774
   Policy terminations, withdrawal payments and charges       (111,971)         (998,329)      (1,274,027)     (1,053,626)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                       1,504,179         8,886,620       12,487,693       5,313,183
   Policy purchase payments                                    162,565           221,627           97,714         161,055
   Policy terminations, withdrawal payments and charges       (166,913)       (1,424,951)      (1,229,076)     (1,373,375)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                       1,499,831         7,683,296       11,356,331       4,100,863
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                          IVY VIP GLOBAL    IVY VIP HIGH
                                                           GROWTH CL II     INCOME CL II
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                        3,774,094        12,364,393
   Policy purchase payments                                     283,053         1,929,794
   Policy terminations, withdrawal payments and charges        (441,868)       (2,707,856)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                        3,615,279        11,586,331
   Policy purchase payments                                     188,782         1,454,359
   Policy terminations, withdrawal payments and charges        (590,757)       (1,379,591)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                        3,213,304        11,661,099
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           IVY VIP INTL      IVY VIP MICRO      IVY VIP MID
                                                          CORE EQUITY CL     CAP GROWTH CL     CAP GROWTH CL    IVY VIP NATURAL
                                                                II              II (A)              II             RES CL II
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                       24,611,188          4,486,601         1,842,242         7,951,135
   Policy purchase payments                                     759,783            484,911           643,460           907,019
   Policy terminations, withdrawal payments and charges      (1,830,640)        (4,971,512)         (336,349)       (1,369,692)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                       23,540,331                 --         2,149,353         7,488,462
   Policy purchase payments                                     532,272                 --           342,178         1,087,758
   Policy terminations, withdrawal payments and charges      (1,780,390)                --          (469,487)       (2,608,794)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                       22,292,213                 --         2,022,044         5,967,426
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                              IVY VIP
                                                          SCIENCE & TECH     IVY VIP SMALL
                                                               CL II        CAP CORE CL II
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                        2,988,752         15,236,504
   Policy purchase payments                                     363,518            550,304
   Policy terminations, withdrawal payments and charges        (621,027)        (1,470,523)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                        2,731,243         14,316,285
   Policy purchase payments                                     481,713            266,443
   Policy terminations, withdrawal payments and charges        (424,743)        (1,676,130)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                        2,788,213         12,906,598
                                                          ==========================================================================

  48

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                            SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           IVY VIP SMALL                        JANUS          JANUS
                                                           CAP GROWTH CL    IVY VIP VALUE     HENDERSON      HENDERSON
                                                              II (B)            CL II        BALANCED SS     FORTY SS
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                               --        12,223,222       3,720,396     23,905,613
   Policy purchase payments                                   4,538,521           119,074         477,227        607,765
   Policy terminations, withdrawal payments and charges         (41,013)         (912,153)       (287,844)    (2,383,136)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                        4,497,508        11,430,143       3,909,779     22,130,242
   Policy purchase payments                                     110,685            89,582         444,212        471,770
   Policy terminations, withdrawal payments and charges        (811,092)       (1,011,340)       (535,433)    (2,859,519)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                        3,797,101        10,508,385       3,818,558     19,742,493
                                                          ==========================================================================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                               JANUS            JANUS
                                                           HENDERSON MID      HENDERSON
                                                            CAP VAL SS       OVERSEAS SS
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                         2,928,703        38,527,231
   Policy purchase payments                                      285,628         1,703,476
   Policy terminations, withdrawal payments and charges         (483,929)       (2,890,630)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                         2,730,402        37,340,077
   Policy purchase payments                                      286,229         1,034,786
   Policy terminations, withdrawal payments and charges         (491,175)       (3,253,275)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                         2,525,456        35,121,588
                                                          ==========================================================================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                             MFS VIT -     MFS VIT II -      MORGSTANLEY     MORNINGSTAR
                                                              MID CAP     INTL INTRINSIC     VIF EMG MK      AGGR GROWTH
                                                           GROWTH SER SC      VAL SC           EQ CL 2        ETF CL II
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                        1,106,817        2,886,995       5,678,839        5,739,244
   Policy purchase payments                                     250,194          895,567         528,829          389,598
   Policy terminations, withdrawal payments and charges        (361,995)        (835,908)     (1,288,979)        (529,885)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                          995,016        2,946,654       4,918,689        5,598,957
   Policy purchase payments                                     540,676        1,944,473         567,985        2,431,431
   Policy terminations, withdrawal payments and charges        (162,582)        (576,412)     (1,523,469)        (752,458)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                        1,373,110        4,314,715       3,963,205        7,277,930
                                                          ==========================================================================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           MORNINGSTAR      MORNINGSTAR
                                                          BALANCED ETF     CONSERVATIVE
                                                              CL II          ETF CL II
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                       5,989,630         1,971,044
   Policy purchase payments                                    232,094            72,707
   Policy terminations, withdrawal payments and charges     (1,218,911)         (920,390)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                       5,002,813         1,123,361
   Policy purchase payments                                    328,369            97,293
   Policy terminations, withdrawal payments and charges       (517,008)          (45,550)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                       4,814,174         1,175,104
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           MORNINGSTAR      MORNINGSTAR        NEUBERGER         PIMCO VIT
                                                           GROWTH ETF     INC & GRO ASSET   BERMAN SUSTAIN     LOW DURATION
                                                              CL II          ALL CL II          EQ S CL           ADV CL
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                      12,807,756           899,629           791,876         5,081,060
   Policy purchase payments                                  2,426,033           212,270            39,112         1,086,890
   Policy terminations, withdrawal payments and charges     (1,509,176)         (111,855)          (95,290)       (1,939,431)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                      13,724,613         1,000,044           735,698         4,228,519
   Policy purchase payments                                  5,762,016           313,005            32,252         1,228,473
   Policy terminations, withdrawal payments and charges     (3,483,126)         (376,326)         (251,842)         (886,189)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                      16,003,503           936,723           516,108         4,570,803
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                            PIMCO VIT        PUTNAM VT
                                                          TOTAL RETURN     EQUITY INCOME
                                                             ADV CL            CL IB
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                      17,930,950         2,409,769
   Policy purchase payments                                 14,028,799           754,586
   Policy terminations, withdrawal payments and charges     (3,694,699)         (335,159)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                      28,265,050         2,829,196
   Policy purchase payments                                  2,888,526           329,556
   Policy terminations, withdrawal payments and charges    (14,341,492)         (684,072)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                      16,812,084         2,474,680
                                                          ==========================================================================

  49

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                             PUTNAM VT                           PUTNAM VT
                                                           GROWTH OPP CL    PUTNAM VT INTL    SUSTAIN LEADERS    SFT CORE BOND
                                                                IB             EQ CL IB            CL IB             CL 2
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                        1,006,645          2,700,210           441,153        20,817,276
   Policy purchase payments                                     327,302            486,987            43,167         7,305,443
   Policy terminations, withdrawal payments and charges        (266,871)          (317,674)         (130,323)       (2,148,451)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                        1,067,076          2,869,523           353,997        25,974,268
   Policy purchase payments                                     369,817            215,207            30,044           938,278
   Policy terminations, withdrawal payments and charges        (114,013)          (324,582)          (67,060)       (2,089,672)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                        1,322,880          2,760,148           316,981        24,822,874
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                             SFT GOVT       SFT INDEX 400
                                                           MONEY MARKET        MC CL 2
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                        9,087,778        17,849,396
   Policy purchase payments                                   4,798,903           556,321
   Policy terminations, withdrawal payments and charges      (5,640,576)       (1,129,239)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                        8,246,105        17,276,478
   Policy purchase payments                                   2,428,577           959,312
   Policy terminations, withdrawal payments and charges      (2,855,855)       (1,591,411)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                        7,818,827        16,644,379
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                          SFT INDEX 500    SFT INTL BOND    SFT IVY        SFT IVY SMALL
                                                              CL 2             CL 2         GROWTH          CAP GROWTH
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                      24,519,752        10,185,479    30,169,383        19,928,413
   Policy purchase payments                                    759,703         1,057,450       164,088           234,124
   Policy terminations, withdrawal payments and charges     (1,831,791)       (1,241,279)   (2,944,932)       (1,682,497)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                      23,447,664        10,001,650    27,388,539        18,480,040
   Policy purchase payments                                  1,317,926           681,344       105,068           149,934
   Policy terminations, withdrawal payments and charges     (1,649,144)         (996,575)   (2,845,937)       (1,638,890)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                      23,116,446         9,686,419    24,647,670        16,991,084
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           SFT MORTGAGE      SFT REAL
                                                             CL 2 (C)       ESTATE CL 2
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                        6,866,401       10,793,998
   Policy purchase payments                                     219,097          551,016
   Policy terminations, withdrawal payments and charges      (7,085,498)        (861,542)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                               --       10,483,472
   Policy purchase payments                                          --          263,983
   Policy terminations, withdrawal payments and charges              --       (1,188,890)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                               --        9,558,565
                                                          ==========================================================================

                                                              SEGREGATED SUB-ACCOUNTS
                                                           ----------------------------------

                                                                              SFT WELLINGTON
                                                              SFT T. ROWE       CORE EQUITY
                                                              PRICE VALUE          CL 2
                                                           ----------------------------------

Units outstanding at December 31, 2017                          25,863,379        22,272,479
   Policy purchase payments                                        560,979           242,552
   Policy terminations, withdrawal payments and charges         (3,133,271)       (2,659,245)
                                                           ----------------------------------
Units outstanding at December 31, 2018                          23,291,087        19,855,786
   Policy purchase payments                                        443,508           211,609
   Policy terminations, withdrawal payments and charges         (2,867,977)       (1,848,880)
                                                           ----------------------------------

Units outstanding at December 31, 2019                          20,866,618        18,218,515
                                                           ==================================

(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from November 2, 2018 through December 31, 2018 and for the year ended December 31, 2019.
(c) For the period from January 1, 2018 through November 30, 2018.

  50

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(7)     FINANCIAL HIGHLIGHTS

        A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2019, 2018, 2017, 2016 and 2015 is as follows:

                                                  AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ------------------------------------------------  -------------------------------------------------

                                      UNITS                                          INVESTMENT
                                   OUTSTANDING   UNIT FAIR VALUE     NET ASSETS     INCOME RATIO*   EXPENSE RATIO**  TOTAL RETURN***
                                 ------------------------------------------------  -------------------------------------------------

AB VPS INTL VALUE CL B
     2019                             561,426       $ 1.20        $      676,314       0.84%             0.50%           16.21%
     2018                             520,609         1.04               539,680       1.06%             0.50%          (23.36)%
     2017                             651,712         1.35               881,540       2.34%             0.50%           24.47%
     2016                             405,472         1.09               440,637       1.07%             0.50%           (1.29)%
     2015                             404,560         1.10               445,399       1.75%             0.50%            1.89%

AMER CENTURY II VP INFL PRO CL II
     2019                           3,634,313         1.24             4,512,118       2.32%             0.50%            8.36%
     2018                           4,199,442         1.15             4,811,472       2.87%             0.50%           (3.31)%
     2017                           4,195,049         1.18             4,970,772       2.68%             0.50%            3.16%
     2016                           3,966,379         1.15             4,556,057       1.81%             0.50%            3.87%
     2015                           3,544,518         1.11             3,919,895       1.98%             0.50%           (2.96)%

AMER CENTURY VP INC & GROWTH CL II
     2019                           3,078,429         3.62            11,155,439       1.83%             0.50%           23.13%
     2018                           3,058,025         2.94             8,999,771       1.71%             0.50%           (7.66)%
     2017                           2,557,373         3.19             8,150,702       2.12%             0.50%           19.70%
     2016                           2,631,205         2.66             7,005,952       2.23%             0.50%           12.64%
     2015                           1,414,335         2.36             3,343,470       1.85%             0.50%           (6.42)%

AMER FUNDS IS GLOBAL BOND CL 2
     2019                           2,683,856         1.13             3,028,865       1.60%             0.50%            7.23%
     2018                           2,514,537         1.05             2,646,429       2.07%             0.50%           (1.82)%
     2017                           2,804,124         1.07             3,006,086       0.38%             0.50%            6.32%
     2016                           2,453,676         1.01             2,473,989       0.60%             0.50%            2.20%
     2015                           1,960,700         0.99             1,934,322       0.05%             0.50%           (4.54)%

AMER FUNDS IS GLOBAL GROWTH CL 2
     2019                           3,517,091         2.26             7,965,216       1.18%             0.50%           34.60%
     2018                           3,214,959         1.68             5,409,261       0.68%             0.50%           (9.50)%
     2017                           2,950,112         1.86             5,484,639       0.81%             0.50%           30.82%
     2016                           1,880,109         1.42             2,671,979       0.97%             0.50%            0.12%
     2015                           1,352,108         1.42             1,919,283       1.32%             0.50%            6.40%

AMER FUNDS IS GLOBAL SMALL CAP CL 2
     2019                           2,937,493         1.74             5,115,390       0.16%             0.50%           30.86%
     2018                           2,897,730         1.33             3,856,083       0.08%             0.50%          (11.00)%
     2017                           2,993,417         1.50             4,475,539       0.41%             0.50%           25.27%
     2016                           1,998,721         1.19             2,385,575       0.26%             0.50%            1.59%
     2015                           1,818,435         1.17             2,136,419       0.00%             0.50%           (0.23)%

AMER FUNDS IS GROWTH CL 2
     2019                          10,751,726         2.74            29,476,217       0.76%             0.50%           30.12%
     2018                          10,918,425         2.11            23,004,096       0.44%             0.50%           (0.75)%
     2017                          10,340,969         2.12            21,951,507       0.53%             0.50%           27.65%
     2016                           8,861,144         1.66            14,735,365       0.84%             0.50%            8.94%
     2015                           7,476,549         1.53            11,412,305       0.65%             0.50%            6.33%

AMER FUNDS IS GROWTH-INC CL 2
     2019                           9,160,044         2.61            23,897,534       1.72%             0.50%           25.51%
     2018                           8,898,810         2.08            18,497,706       1.43%             0.50%           (2.28)%
     2017                           8,719,493         2.13            18,547,696       1.44%             0.50%           21.77%
     2016                           8,456,178         1.75            14,771,370       1.61%             0.50%           10.97%
     2015                           7,042,667         1.57            11,086,486       1.47%             0.50%            0.95%

  51

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                ------------------------------------------------  --------------------------------------------------

                                     UNITS                                          INVESTMENT
                                  OUTSTANDING    UNIT FAIR VALUE     NET ASSETS    INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                                ------------------------------------------------  --------------------------------------------------

AMER FUNDS IS INTL CL 2
     2019                          13,631,152      $  1.47        $  20,072,176       1.58%             0.50%            22.27%
     2018                          11,859,885         1.20           14,283,181       1.85%             0.50%           (13.57)%
     2017                           9,962,452         1.39           13,881,558       1.34%             0.50%            31.49%
     2016                           8,239,546         1.06            8,731,530       1.65%             0.50%             3.02%
     2015                           5,389,517         1.03            5,544,084       1.75%             0.50%            (5.00)%

AMER FUNDS IS NEW WORLD CL 2
     2019                          26,129,052         1.40           36,504,361       1.16%             0.50%            28.50%
     2018                          13,354,775         1.09           14,519,409       0.85%             0.50%           (14.47)%
     2017                          22,398,625         1.27           28,471,547       1.02%             0.50%            28.80%
     2016                          17,498,101         0.99           17,268,829       0.89%             0.50%             4.73%
     2015                          14,985,040         0.94           14,120,259       0.57%             0.50%            (3.63)%

AMER FUNDS IS US GOVT/AAA CL 2
     2019                           1,016,423         1.17            1,191,599       2.02%             0.50%             4.79%
     2018                           1,033,922         1.12            1,156,702       1.65%             0.50%             0.23%
     2017                           1,286,578         1.12            1,436,075       1.39%             0.50%             1.09%
     2016                           1,126,173         1.10            1,243,537       1.67%             0.50%             0.68%
     2015                             485,330         1.10              532,278       1.65%             0.50%             1.08%

FIDELITY VIP EQUITY-INCOME SC 2
     2019                          29,425,793         3.07           90,320,945       1.81%             0.50%            26.47%
     2018                          32,428,395         2.43           78,702,197       2.03%             0.50%            (9.00)%
     2017                          34,720,440         2.67           92,594,346       1.51%             0.50%            12.09%
     2016                          36,449,711         2.38           86,721,755       2.13%             0.50%            17.12%
     2015                          39,861,701         2.03           80,973,896      11.73%             0.50%            (4.72)%

FIDELITY VIP MID CAP SC2
     2019                           9,137,479         5.91           53,963,505       0.67%             0.50%            22.56%
     2018                           9,761,311         4.82           47,037,033       0.39%             0.50%           (15.20)%
     2017                          10,693,851         5.68           60,766,741       0.49%             0.50%            19.94%
     2016                          11,584,836         4.74           54,886,756       0.31%             0.50%            11.37%
     2015                          12,561,353         4.25           53,439,007      12.24%             0.50%            (2.12)%

FRANKLIN MUTUAL SHS VIP CL 2
     2019                           3,325,307         3.10           10,308,881       1.83%             0.50%            21.96%
     2018                           3,481,505         2.54            8,849,636       2.35%             0.50%            (9.52)%
     2017                           3,814,448         2.81           10,716,322       2.25%             0.50%             7.81%
     2016                           4,154,783         2.61           10,826,968       2.00%             0.50%            15.48%
     2015                           4,485,069         2.26           10,120,834       3.13%             0.50%            (5.41)%

FRANKLIN SMALL CAP VAL VIP CL 2
     2019                           4,115,412         2.31            9,526,905       1.06%             0.50%            25.72%
     2018                           3,929,546         1.84            7,235,778       0.87%             0.50%           (13.31)%
     2017                           3,822,931         2.12            8,120,569       0.50%             0.50%            10.10%
     2016                           4,221,759         1.93            8,144,982       0.76%             0.50%            29.54%
     2015                           3,058,942         1.49            4,555,854       0.67%             0.50%            (7.85)%

FRANKLIN SM-MD CAP GR VIP CL 2
     2019                          11,964,445         2.25           26,947,121       0.00%             0.50%            30.78%
     2018                          12,785,262         1.72           22,019,423       0.00%             0.50%            (5.85)%
     2017                          13,591,347         1.83           24,861,862       0.00%             0.50%            20.80%
     2016                          15,301,342         1.52           23,172,807       0.00%             0.50%             3.65%
     2015                          15,395,649         1.46           22,494,257       0.00%             0.50%            (3.14)%

FRANKLIN TEMP DEV MKTS VIP CL 2
     2019                           9,324,203         3.48           32,421,757       1.01%             0.50%            26.06%
     2018                          10,853,084         2.76           29,938,849       0.86%             0.50%           (16.22)%
     2017                          10,698,995         3.29           35,226,151       1.02%             0.50%            39.71%
     2016                          11,708,779         2.36           27,595,261       0.82%             0.50%            16.86%
     2015                          12,467,983         2.02           25,146,799       2.03%             0.50%           (20.00)%

  52

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                             AT DECEMBER 31                         FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                           --------------------------------------------------  -----------------------------------------------------

                                UNITS                                             INVESTMENT
                             OUTSTANDING     UNIT FAIR VALUE     NET ASSETS      INCOME RATIO*    EXPENSE RATIO**    TOTAL RETURN***
                           --------------------------------------------------  -----------------------------------------------------

GOLDMAN SACHS VIT HQ FLT RT SS
     2019                      2,326,713      $   1.14        $    2,645,910        2.08%              0.50%              1.50%
     2018                      2,536,527          1.12             2,841,804        1.87%              0.50%              1.00%
     2017                      2,248,969          1.11             2,494,786        1.29%              0.50%              0.96%
     2016                      2,039,041          1.10             2,240,363        1.02%              0.50%              0.50%
     2015                      1,837,592          1.09             2,008,965        0.44%              0.50%             (0.92)%

INVESCO OPPHMR VI INTL GROWTH SR II
     2019                      6,020,976          4.18            25,197,650        0.65%              0.50%             27.31%
     2018                      5,664,092          3.29            18,618,344        0.60%              0.50%            (19.95)%
     2017                      5,882,964          4.11            24,158,591        1.18%              0.50%             25.82%
     2016                      6,388,333          3.26            20,851,044        0.86%              0.50%             (3.20)%
     2015                      7,701,513          3.37            25,968,081        0.95%              0.50%              2.59%

INVESCO OPPHMR VI MS SM CAP SR II
     2019                        864,915          2.59             2,236,122        0.00%              0.50%             25.50%
     2018                        951,743          2.06             1,960,575        0.06%              0.50%            (10.99)%
     2017                        937,579          2.31             2,169,791        0.65%              0.50%             13.34%
     2016                        933,745          2.04             1,906,523        0.24%              0.50%             17.09%
     2015                        793,686          1.74             1,384,066        0.65%              0.50%             (6.56)%

INVESCO VI AMERICAN VALUE SR II
     2019                        794,738          2.17             1,722,382        0.37%              0.50%             24.09%
     2018                      1,162,008          1.75             2,029,484        0.18%              0.50%            (13.30)%
     2017                      1,445,141          2.01             2,911,285        0.54%              0.50%              9.14%
     2016                      1,823,269          1.85             3,365,553        0.12%              0.50%             14.65%
     2015                      1,581,613          1.61             2,546,537        0.01%              0.50%             (9.81)%

INVESCO VI COMSTOCK SR II
     2019                      3,173,971          2.47             7,837,699        1.72%              0.50%             24.32%
     2018                      3,032,126          1.99             6,022,855        1.49%              0.50%            (12.81)%
     2017                      2,870,492          2.28             6,539,228        1.98%              0.50%             16.99%
     2016                      2,866,982          1.95             5,582,720        1.33%              0.50%             16.41%
     2015                      3,106,244          1.67             5,196,176        1.62%              0.50%             (6.66)%

INVESCO VI EQUITY & INC SR II
     2019                      1,129,275          2.35             2,658,443        2.21%              0.50%             19.41%
     2018                      1,267,812          1.97             2,499,420        1.94%              0.50%            (10.18)%
     2017                      1,356,721          2.19             2,977,854        1.44%              0.50%             10.23%
     2016                      1,304,351          1.99             2,597,249        1.79%              0.50%             14.26%
     2015                      1,010,973          1.74             1,761,775        2.35%              0.50%             (3.07)%

INVESCO VI GROWTH & INC SR II
     2019                        358,538          2.29               820,131        1.34%              0.50%             24.23%
     2018                        512,742          2.14               989,029        1.27%              0.50%             13.47%
     2017                        461,793          1.89               515,339        0.92%              0.50%             18.84%
     2016                        273,029          1.59               321,822        2.61%              0.50%             (3.79)%
     2015                        202,617          1.65               282,994        1.41%              0.50%              9.42%

INVESCO VI SM CAP EQUITY SR II
     2019                      1,499,831          2.10             3,151,203        0.00%              0.50%             25.69%
     2018                      1,504,179          1.67             2,514,360        0.00%              0.50%            (15.70)%
     2017                      1,458,523          1.98             2,892,030        0.00%              0.50%             13.16%
     2016                      1,516,377          1.75             2,657,058        0.00%              0.50%             11.28%
     2015                      1,547,781          1.57             2,437,127        0.00%              0.50%             (6.21)%

IVY VIP ASSET STRATEGY CL II
     2019                      7,683,296          3.83            29,462,748        2.03%              0.50%             21.17%
     2018                      8,886,620          3.16            28,122,437        1.82%              0.50%             (5.91)%
     2017                      9,538,707          3.36            32,082,697        1.54%              0.50%             17.68%
     2016                     11,433,688          2.86            32,676,630        0.59%              0.50%             (3.05)%
     2015                     15,022,356          2.95            44,283,142        0.37%              0.50%             (8.80)%

  53

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                              AT DECEMBER 31                         FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                            --------------------------------------------------  ----------------------------------------------------

                                  UNITS                                            INVESTMENT
                               OUTSTANDING    UNIT FAIR VALUE     NET ASSETS      INCOME RATIO*   EXPENSE RATIO**    TOTAL RETURN***
                            --------------------------------------------------  ----------------------------------------------------

IVY VIP BALANCED CL II
     2019                      11,356,331       $  9.93        $  112,742,145        1.75%             0.50%             21.48%
     2018                      12,487,693          8.17           102,050,162        1.57%             0.50%             (3.73)%
     2017                      13,582,381          8.49           115,290,679        1.59%             0.50%             10.81%
     2016                      14,598,588          7.66           111,822,954        1.38%             0.50%              1.52%
     2015                      15,578,678          7.55           117,541,667        0.91%             0.50%             (0.82)%

IVY VIP CORE EQUITY CL II
     2019                       4,100,863          3.28            13,466,100        0.59%             0.50%             30.44%
     2018                       5,313,183          2.52            13,375,625        0.47%             0.50%             (4.99)%
     2017                       6,207,035          2.65            16,446,328        0.45%             0.50%             20.15%
     2016                       7,072,141          2.21            15,595,557        0.45%             0.50%              3.22%
     2015                       7,938,318          2.14            16,959,118        0.36%             0.50%             (1.19)%

IVY VIP GLOBAL GROWTH CL II
     2019                       3,213,304          3.32            10,678,277        0.67%             0.50%             25.30%
     2018                       3,615,279          2.65             9,588,080        0.47%             0.50%             (6.74)%
     2017                       3,774,094          2.84            10,732,692        0.05%             0.50%             23.90%
     2016                       4,132,095          2.30             9,483,808        0.22%             0.50%             (3.52)%
     2015                       4,437,986          2.38            10,557,594        0.43%             0.50%              2.88%

IVY VIP HIGH INCOME CL II
     2019                      11,661,099          1.30            15,139,372        6.43%             0.50%             10.64%
     2018                      11,586,331          1.17            13,596,028        6.52%             0.50%             (2.61)%
     2017                      12,364,393          1.20            14,896,846        5.54%             0.50%              6.15%
     2016                      12,595,890          1.13            14,296,740        7.15%             0.50%             15.61%
     2015                      12,570,559          0.98            12,341,680        6.16%             0.50%             (6.97)%

IVY VIP INTL CORE EQUITY CL II
     2019                      22,292,213          6.51           145,148,361        1.58%             0.50%             18.10%
     2018                      23,540,331          5.51           129,780,948        1.55%             0.50%            (18.22)%
     2017                      24,611,188          6.74           165,923,594        1.40%             0.50%             22.54%
     2016                      26,321,271          5.50           144,808,364        1.37%             0.50%              0.58%
     2015                      27,947,290          5.47           152,866,475        1.29%             0.50%             (1.43)%

IVY VIP MID CAP GROWTH CL II
     2019                       2,022,044          3.07             6,216,239        0.00%             0.50%             37.25%
     2018                       2,149,353          2.24             4,814,150        0.00%             0.50%             (0.56)%
     2017                       1,842,242          2.25             4,149,595        0.00%             0.50%             26.26%
     2016                       1,891,103          1.78             3,373,582        0.00%             0.50%              5.59%
     2015                       1,978,179          1.69             3,342,139        0.00%             0.50%             (6.25)%

IVY VIP NATURAL RES CL II
     2019                       5,967,426          0.69             4,104,051        1.06%             0.50%              8.91%
     2018                       7,488,462          0.63             4,728,678        0.31%             0.50%            (23.62)%
     2017                       7,951,135          0.83             6,573,163        0.13%             0.50%              2.46%
     2016                       9,731,889          0.81             7,852,320        0.80%             0.50%             23.20%
     2015                       7,490,708          0.65             4,906,141        0.11%             0.50%            (22.78)%

IVY VIP SCIENCE & TECH CL II
     2019                       2,788,213          7.14            19,897,559        0.00%             0.50%             48.74%
     2018                       2,731,243          4.80            13,104,237        0.00%             0.50%             (5.71)%
     2017                       2,988,752          5.09            15,208,095        0.00%             0.50%             31.46%
     2016                       2,941,651          3.87            11,386,392        0.00%             0.50%              1.04%
     2015                       3,856,528          3.83            14,774,294        0.00%             0.50%             (3.36)%

IVY VIP SMALL CAP CORE CL II
     2019                      12,906,598          4.92            63,541,161        0.00%             0.50%             23.71%
     2018                      14,316,285          3.98            56,974,370        0.11%             0.50%            (10.94)%
     2017                      15,236,504          4.47            68,081,972        0.00%             0.50%             13.16%
     2016                      16,819,322          3.95            66,414,192        0.40%             0.50%             28.24%
     2015                      18,620,660          3.08            57,336,903        0.09%             0.50%             (6.06)%

  54

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                               AT DECEMBER 31                        FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                             --------------------------------------------------  ---------------------------------------------------

                                   UNITS                                           INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE      NET ASSETS    INCOME RATIO*    EXPENSE RATIO**   TOTAL RETURN***
                             --------------------------------------------------  ---------------------------------------------------

IVY VIP SMALL CAP GROWTH CL II (A)
     2019                        3,797,101       $  5.39        $   20,451,297       0.00%              0.50%            22.75%
     2018                        4,497,508          4.39            19,733,545       0.00%              0.50%             4.28%
     2017                        4,486,601          4.21            18,876,839       0.00%              0.50%             8.29%
     2016                        4,764,948          3.89            18,513,726       0.00%              0.50%            12.73%
     2015                        5,108,561          3.45            17,607,461       0.00%              0.50%            (9.61)%

IVY VIP VALUE CL II
     2019                       10,508,385          6.16            64,746,767       0.81%              0.50%            25.70%
     2018                       11,430,143          4.90            56,027,563       1.85%              0.50%            (7.70)%
     2017                       12,223,222          5.31            64,914,169       1.41%              0.50%            11.93%
     2016                       13,271,114          4.74            62,964,595       1.23%              0.50%            10.59%
     2015                       14,530,194          4.29            62,338,364       0.79%              0.50%            (4.39)%

JANUS HENDERSON BALANCED SS
     2019                        3,818,558          3.72            14,206,816       1.64%              0.50%            21.66%
     2018                        3,909,779          3.06            11,956,098       1.78%              0.50%            (0.07)%
     2017                        3,720,396          3.06            11,385,202       1.38%              0.50%            17.55%
     2016                        3,813,640          2.60             9,928,395       1.99%              0.50%             3.80%
     2015                        3,265,836          2.51             8,190,677       1.39%              0.50%            (0.09)%

JANUS HENDERSON FORTY SS
     2019                       19,742,493          3.44            67,860,141       0.02%              0.50%            36.17%
     2018                       22,130,242          2.52            55,861,653       0.00%              0.50%             1.21%
     2017                       23,905,613          2.49            59,621,882       0.00%              0.50%            29.35%
     2016                       24,497,478          1.93             5,622,860       0.00%              0.50%             1.44%
     2015                       27,371,132          1.90            52,028,517       0.00%              0.50%            11.38%

JANUS HENDERSON MID CAP VAL SS
     2019                        2,525,456          2.13             5,379,964       1.04%              0.50%            29.40%
     2018                        2,730,402          1.65             4,495,026       0.89%              0.50%           (14.25)%
     2017                        2,928,703          1.92             5,622,860       0.65%              0.50%            13.07%
     2016                        2,514,570          1.70             4,269,885       0.91%              0.50%            18.17%
     2015                        2,435,098          1.44             3,499,094       1.03%              0.50%            (4.17)%

JANUS HENDERSON OVERSEAS SS
     2019                       35,121,588          1.68            58,860,507       1.84%              0.50%            26.08%
     2018                       37,340,077          1.33            49,635,987       1.66%              0.50%           (15.56)%
     2017                       38,527,231          1.57            60,652,683       1.59%              0.50%            30.15%
     2016                       41,668,715          1.21            50,400,581       4.70%              0.50%            (7.17)%
     2015                       41,402,040          1.30            53,946,727       0.51%              0.50%            (9.26)%

MFS VIT - MID CAP GROWTH SER SC
     2019                        1,373,110          4.33             5,948,907       0.00%              0.50%            37.59%
     2018                          995,016          3.15             3,133,146       0.00%              0.50%             0.45%
     2017                        1,106,817          3.13             3,469,653       0.00%              0.50%            26.05%
     2016                          946,275          2.49             2,353,405       0.00%              0.50%             4.10%
     2015                          998,766          2.39             2,386,224       0.00%              0.50%             3.91%

MFS VIT II - INTL INTRINSIC VAL SC
     2019                        4,314,715          1.42             6,136,467       1.43%              0.50%            25.03%
     2018                        2,946,654          1.14             3,351,923       0.83%              0.50%           (10.18)%
     2017                        2,886,995          1.27             3,656,129       1.45%              0.50%            26.19%
     2016                        1,836,026          1.00             1,842,616       1.31%              0.50%             3.32%
     2015    (b)                   740,448          0.97               719,194       1.84%              0.50%            (2.87)%

MORGSTANLEY VIF EMG MK EQ CL 2
     2019                        3,963,205          1.29             5,108,343       1.08%              0.50%            18.92%
     2018                        4,918,689          1.08             5,331,332       0.39%              0.50%           (17.93)%
     2017                        5,678,839          1.32             7,499,841       0.81%              0.50%            34.39%
     2016                        6,000,770          0.98             5,896,951       0.43%              0.50%             6.09%
     2015                        5,817,392          0.93             5,388,536       0.80%              0.50%           (11.15)%

  55

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                               -------------------------------------------------  --------------------------------------------------

                                    UNITS                                           INVESTMENT
                                 OUTSTANDING    UNIT FAIR VALUE     NET ASSETS     INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                               -------------------------------------------------  --------------------------------------------------

MORNINGSTAR AGGR GROWTH ETF CL II
     2019                          7,277,930      $  1.97        $   14,316,309       1.88%             0.50%            21.56%
     2018                          5,598,957         1.62             9,060,487       1.35%             0.50%            (9.78)%
     2017                          5,739,244         1.79            10,294,545       1.24%             0.50%            19.20%
     2016                          5,533,904         1.50             8,327,207       1.17%             0.50%            10.66%
     2015                          6,436,157         1.36             8,752,088       1.13%             0.50%            (3.32)%

MORNINGSTAR BALANCED ETF CL II
     2019                          4,814,174         1.70             8,177,520       2.01%             0.50%            15.68%
     2018                          5,002,813         1.47             7,346,031       1.80%             0.50%            (6.70)%
     2017                          5,989,630         1.57             9,426,911       1.79%             0.50%            12.77%
     2016                          4,891,412         1.40             6,826,891       1.67%             0.50%             7.94%
     2015                          5,453,139         1.29             7,051,285       1.36%             0.50%            (2.71)%

MORNINGSTAR CONSERVATIVE ETF CL II
     2019                          1,175,104         1.33             1,560,288       2.05%             0.50%             8.98%
     2018                          1,123,361         1.22             1,368,671       1.83%             0.50%            (2.86)%
     2017                          1,971,044         1.25             2,472,010       1.88%             0.50%             5.67%
     2016                          1,801,473         1.19             2,138,028       1.51%             0.50%             4.09%
     2015                          1,847,894         1.14             2,106,988       1.18%             0.50%            (1.70)%

MORNINGSTAR GROWTH ETF CL II
     2019                         16,003,503         1.86            29,834,096       2.03%             0.50%            19.17%
     2018                         13,724,613         1.56            21,470,140       1.73%             0.50%            (8.50)%
     2017                         12,807,756         1.71            21,897,432       1.55%             0.50%            16.72%
     2016                         10,250,291         1.46            15,015,258       1.45%             0.50%             9.15%
     2015                         10,680,606         1.34            14,334,170       1.38%             0.50%            (3.00)%

MORNINGSTAR INC & GRO ASSET ALL CL II
     2019                            936,723         1.50             1,407,250       2.05%             0.50%            12.34%
     2018                          1,000,044         1.34             1,337,355       2.11%             0.50%            (4.73)%
     2017                            899,629         1.40             1,262,835       1.73%             0.50%             9.39%
     2016                            938,207         1.28             1,203,905       1.73%             0.50%             5.84%
     2015                            935,410         1.21             1,134,046       1.40%             0.50%            (2.17)%

NEUBERGER BERMAN SUSTAIN EQ S CL
     2019                            516,108         2.56             1,321,861       0.22%             0.50%            24.95%
     2018                            735,698         2.05             1,508,000       0.21%             0.50%            (6.41)%
     2017                            791,876         2.19             1,734,285       0.32%             0.50%            17.52%
     2016                            906,105         1.86             1,688,607       0.52%             0.50%             9.10%
     2015                            791,764         1.71             1,352,510       0.31%             0.50%            (1.09)%

PIMCO VIT LOW DURATION ADV CL
     2019                          4,570,803         1.13             5,141,957       2.66%             0.50%             3.41%
     2018                          4,228,519         1.09             4,600,302       1.79%             0.50%            (0.26)%
     2017                          5,081,060         1.09             5,542,214       1.24%             0.50%             0.74%
     2016                          4,965,045         1.08             5,375,728       1.40%             0.50%             0.80%
     2015                          5,165,657         1.07             5,548,533       3.21%             0.50%            (0.29)%

PIMCO VIT TOTAL RETURN ADV CL
     2019                         16,812,084         1.34            22,438,264       2.95%             0.50%             7.71%
     2018                         28,265,050         1.24            35,029,181       2.45%             0.50%            (1.13)%
     2017                         17,930,950         1.25            22,474,363       1.92%             0.50%             4.29%
     2016                         17,221,544         1.20            20,697,275       1.98%             0.50%             2.07%
     2015                         19,206,315         1.18            22,616,063       5.07%             0.50%            (0.15)%

PUTNAM VT EQUITY INCOME CL IB
     2019                          2,474,680         3.68             9,113,346       2.10%             0.50%            29.75%
     2018                          2,829,196         2.84             8,029,089       0.68%             0.50%            (8.95)%
     2017                          2,409,769         3.12             7,511,549       1.53%             0.50%            18.18%
     2016                          2,213,742         2.64             5,839,142       1.94%             0.50%            13.08%
     2015                          2,432,029         2.33             5,672,610       1.59%             0.50%            (3.53)%

  56

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                AT DECEMBER 31                        FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                               -------------------------------------------------  --------------------------------------------------

                                    UNITS                                           INVESTMENT
                                 OUTSTANDING    UNIT FAIR VALUE     NET ASSETS     INCOME RATIO*   EXPENSE RATIO**   TOTAL RETURN***
                               -------------------------------------------------  --------------------------------------------------

PUTNAM VT GROWTH OPP CL IB (C)
     2019                          1,322,880      $  4.39        $    5,805,390       0.12%             0.50%            36.06%
     2018                          1,067,076         3.23             3,441,729       0.00%             0.50%             1.87%
     2017                          1,006,645         3.17             3,187,323       5.73%             0.50%            30.25%
     2016                            876,703         2.43             2,131,181       1.33%             0.50%             2.08%
     2015                          1,072,879         2.38             2,555,034       1.14%             0.50%            (6.58)%

PUTNAM VT INTL EQ CL IB
     2019                          2,760,148         2.47             6,827,014       1.36%             0.50%            24.53%
     2018                          2,869,523         1.99             5,699,472       1.39%             0.50%           (19.52)%
     2017                          2,700,210         2.47             6,664,005       0.12%             0.50%            25.95%
     2016                          2,910,769         1.96             5,703,448       3.39%             0.50%            (2.94)%
     2015                          3,087,778         2.02             6,233,355       1.18%             0.50%            (0.36)%

PUTNAM VT SUSTAIN LEADERS CL IB
     2019                            316,981         4.94             1,564,828       0.45%             0.50%            35.68%
     2018                            353,997         3.64             1,288,030       0.00%             0.50%            (2.02)%
     2017                            441,153         3.71             1,638,235       2.21%             0.50%            28.58%
     2016                            322,196         2.89               930,547       0.75%             0.50%             7.25%
     2015                            393,549         2.69             1,059,759       0.54%             0.50%            (0.79)%

SFT CORE BOND CL 2
     2019                         24,822,874         5.07           125,962,662       0.00%             0.50%             8.36%
     2018                         25,974,268         4.68           121,636,759       0.00%             0.50%            (1.34)%
     2017                         20,817,276         4.75            98,808,284       0.88%             0.50%             4.17%
     2016                         21,277,318         4.56            96,951,784       0.00%             0.50%             3.85%
     2015                         22,354,924         4.39            98,085,973       0.00%             0.50%            (0.34)%

SFT GOVT MONEY MARKET
     2019                          7,818,827         2.17            16,973,490       1.49%             0.50%             1.00%
     2018                          8,246,105         2.15            17,724,775       1.16%             0.50%             0.67%
     2017                          9,087,778         2.14            19,403,917       0.00%             0.50%            (0.37)%
     2016                         11,273,853         2.14            24,161,784       0.00%             0.50%            (0.45)%
     2015                         13,483,433         2.15            29,027,695       0.00%             0.50%            (0.50)%

SFT INDEX 400 MC CL 2
     2019                         16,644,379         6.00            99,888,424       0.00%             0.50%            24.88%
     2018                         17,276,478         4.81            83,024,000       0.00%             0.50%           (12.02)%
     2017                         17,849,396         5.46            97,498,816       0.13%             0.50%            15.03%
     2016                         18,681,786         4.75            88,708,743       0.00%             0.50%            19.44%
     2015                         18,755,756         3.98            74,562,377       0.00%             0.50%            (3.12)%

SFT INDEX 500 CL 2
     2019                         23,116,446         15.77          364,617,614       0.00%             0.50%            30.22%
     2018                         23,447,664         12.11          284,003,101       0.00%             0.50%            (5.28)%
     2017                         24,519,752         12.79          313,536,679       0.00%             0.50%            20.63%
     2016                         24,920,737         10.60          264,161,189       0.00%             0.50%            10.88%
     2015                         25,206,573         9.56           240,968,160       0.00%             0.50%             0.43%

SFT INTL BOND CL 2
     2019                          9,686,419         2.56            24,798,962       0.00%             0.50%             1.17%
     2018                         10,001,650         2.53            25,310,271       0.00%             0.50%             0.70%
     2017                         10,185,479         2.51            25,595,616       0.00%             0.50%             0.62%
     2016                         10,485,547         2.50            26,187,058       0.00%             0.50%             2.58%
     2015                         11,141,607         2.43            27,125,258       0.00%             0.50%            (4.64)%

SFT IVY GROWTH
     2019                         24,647,670         13.53          333,543,403       0.00%             0.50%            35.81%
     2018                         27,388,539         9.96           272,913,499       0.00%             0.50%             1.70%
     2017                         30,169,383         9.80           295,610,022       0.00%             0.50%            28.58%
     2016                         32,864,051         7.62           250,446,108       0.00%             0.50%             0.40%
     2015                         35,194,894         7.59           267,130,425       0.00%             0.50%             6.21%

  57

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                   AT DECEMBER 31                      FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   -----------------------------------------------  ------------------------------------------------

                                        UNITS                                         INVESTMENT
                                     OUTSTANDING   UNIT FAIR VALUE     NET ASSETS    INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                   -----------------------------------------------  ------------------------------------------------

SFT IVY SMALL CAP GROWTH
     2019                            16,991,084      $  7.07        $ 120,134,065       0.00%            0.50%           23.04%
     2018                            18,480,040         5.75          106,191,511       0.00%            0.50%           (4.41)%
     2017                            19,928,413         6.01          119,800,059       0.00%            0.50%           24.68%
     2016    (d)                     21,871,942         4.82          105,458,884       0.00%            0.47%           20.53%
     2015    (e)                     23,341,487         4.00           93,377,521       0.00%            0.42%           (4.07)%

SFT REAL ESTATE CL 2
     2019                             9,558,565         5.96           57,013,594       0.00%            0.50%           23.94%
     2018                            10,483,472         4.81           50,452,825       0.00%            0.50%           (5.88)%
     2017                            10,793,998         5.11           55,190,267       0.00%            0.50%            4.85%
     2016                            13,352,642         4.88           65,117,144       0.00%            0.50%            3.88%
     2015                            13,976,936         4.69           65,614,857       0.00%            0.50%            4.47%

SFT T. ROWE PRICE VALUE
     2019                            20,866,618         4.13           86,234,091       0.00%            0.50%           25.23%
     2018                            23,291,087         3.30           76,861,436       0.00%            0.50%          (10.25)%
     2017                            25,863,379         3.68           95,097,009       0.00%            0.50%           18.02%
     2016    (d)                     26,286,781         3.12           81,894,704       0.00%            0.49%           10.11%
     2015    (e)                     28,164,370         2.83           79,687,145       0.00%            0.46%           (2.48)%

SFT WELLINGTON CORE EQUITY CL 2
     2019    (f)                     18,218,515         3.94           71,717,255       0.00%            0.30%           33.34%
     2018    (g)                     19,855,786         2.95           58,619,862       0.00%            0.29%           (2.63)%
     2017    (h)                     22,272,479         3.03           67,531,483       0.00%            0.34%           20.69%
     2016    (d)                     24,794,766         2.51           62,288,878       0.00%            0.36%            4.48%
     2015    (e)                     28,068,616         2.40           67,488,583       0.00%            0.28%            0.44%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets.
These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the Account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) Ivy VIP Micro Cap Growth Cl II merged into Ivy VIP Small Cap Growth Cl II effective November 2, 2018. Information prior to merger effective date reflects
Ivy VIP Micro Cap Growth Cl II.

(b) For the period from May 1, 2015 through December 31, 2015.

(c) Putnam VT Voyager Cl IB merged into Putnam VT Growth Opp Cl IB effective
November 21, 2016. Information prior to merger effective date reflects Putnam
VT Voyager Cl IB.

(d) For the year ended December 31, 2016, Minnesota Life waived expenses for
SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe
Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and
0.01%, respectively.

(e) For the year ended December 31, 2015, Minnesota Life waived expenses for
SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe
Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and
0.04%, respectively.

(f) For the year ended December 31, 2019, Minnesota Life waived expenses for
SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.20%.

  58

     (Continued)

                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(g) For the year ended December 31, 2018, Minnesota Life waived expenses for
SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.21%.

(h) For the year ended December 31, 2017, Minnesota Life waived expenses for
SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.

(8)       SUBSEQUENT EVENTS

          Management has evaluated subsequent events through March 27, 2020, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

  59

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                       Statutory Financial Statements
                      and Financial Statement Schedules

                              December 31, 2019

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

                        INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life
Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is
also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

  1

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted
Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of
December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2019.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Minnesota Life Insurance Company as of December 31, 2019 and 2018,
and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of
Commerce described in Note 2.

OTHER MATTER

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota
Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

                                            [KPMG_SIG]

Minneapolis, Minnesota
April 2, 2020

  2

                      MINNESOTA LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                         December 31, 2019 and 2018
                               (IN THOUSANDS)

ADMITTED ASSETS                                                                                            2019            2018
------------------------------------------------------------                                         ---------------  --------------

Bonds                                                                                                 $   18,072,283  $   15,520,081
Common stocks                                                                                                486,402         395,121
Mortgage loans, net                                                                                        4,148,884       3,614,864
Derivative instruments                                                                                       845,188         149,598
Other invested assets                                                                                        957,410         910,649
Policy loans                                                                                                 588,342         519,511
Investments in affiliated companies                                                                          447,288         360,809
Cash, cash equivalents and short-term investments                                                            146,581          61,518
                                                                                                     ---------------  --------------
    Total invested assets                                                                                 25,692,378      21,532,151

Premiums deferred and uncollected                                                                            254,705         341,311
Current income tax recoverable                                                                                26,144          26,072
Deferred income taxes                                                                                        219,821         137,213
Other assets                                                                                                 440,134         310,416
                                                                                                     ---------------  --------------
    Total assets, excluding separate accounts                                                             26,633,182      22,347,163

Separate account assets                                                                                   29,744,142      24,172,223
                                                                                                     ---------------  --------------
       Total assets                                                                                   $   56,377,324  $   46,519,386
                                                                                                     ===============  ==============

LIABILITIES AND CAPITAL AND SURPLUS
------------------------------------------------------------
Liabilities:
    Policy reserves:
       Life insurance                                                                                 $   11,510,971  $    9,936,193
       Annuities and other fund deposits                                                                   8,882,965       7,062,574
       Accident and health                                                                                   159,724         149,202
    Policy claims in process of settlement                                                                   444,949         440,905
    Dividends payable to policyholders                                                                        38,441          40,489
    Other policy liabilities                                                                               1,585,522       1,557,398
    Asset valuation reserve                                                                                  313,296         162,111
    Accrued commissions and expenses                                                                         143,230         104,347
    Other liabilities                                                                                        442,791          79,222
                                                                                                     ---------------  --------------
       Total liabilities, excluding separate accounts                                                     23,521,889      19,532,441

    Separate account liabilities                                                                          29,706,570      24,137,978
                                                                                                     ---------------  --------------
       Total liabilities                                                                                  53,228,459      43,670,419
                                                                                                     ---------------  --------------

Capital and surplus:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                                  5,000           5,000
    Additional paid in capital                                                                               216,540         216,540
    Surplus notes                                                                                            118,000         118,000
    Unassigned surplus                                                                                     2,809,325       2,509,427
                                                                                                     ---------------  --------------
       Total capital and surplus                                                                           3,148,865       2,848,967
                                                                                                     ---------------  --------------
       Total liabilities and capital and surplus                                                      $   56,377,324  $   46,519,386
                                                                                                     ===============  ==============

See accompanying notes to statutory financial statements.

  3

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

         Statutory Statements of Operations and Capital and Surplus
                Years ended December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

STATEMENTS OF OPERATIONS                                                                      2019           2018          2017
------------------------------------------------------------------------------            -------------  ------------  -------------

Revenues:
     Premiums                                                                              $ 3,746,844   $ 3,716,312   $  3,511,204
     Annuity considerations                                                                  4,875,299     3,830,326      4,075,441
     Net investment income                                                                     883,733       792,410        748,445
     Investment management, administration and contract guarantee fees                         277,734       275,707        266,159
     Other income                                                                              144,456       166,259        157,584
                                                                                          -------------  ------------  -------------
        Total revenues                                                                       9,928,066     8,781,014      8,758,833
                                                                                          -------------  ------------  -------------

Benefits and expenses:
     Policyholder benefits                                                                   5,082,862     5,372,746      4,968,449
     Increase in policy reserves                                                             3,411,475     2,028,067      2,590,124
     General insurance expenses and taxes                                                      452,960       373,762        334,853
     Salaries and wages                                                                        205,738       193,743        183,849
     Group service and administration fees                                                      63,673        59,849         88,596
     Commissions                                                                               528,374       501,200        451,688
     Separate account transfers, net                                                           247,614       318,521         81,934
                                                                                          -------------  ------------  -------------
        Total benefits and expenses                                                          9,992,696     8,847,888      8,699,493
                                                                                          -------------  ------------  -------------

        Gain (loss) from operations before dividends, federal
              income taxes and net realized capital gains (losses)                             (64,630)      (66,874)        59,340

Dividends to policyholders                                                                      40,829        42,378         47,337
                                                                                          -------------  ------------  -------------
        Gain (loss) from operations before federal income taxes and
              net realized capital gains (losses)                                             (105,459)     (109,252)        12,003

Federal income taxes incurred                                                                   10,477         2,442          4,275
                                                                                          -------------  ------------  -------------
        Gain (loss) from operations before net realized capital gains (losses)                (115,936)     (111,694)         7,728

Net realized capital gains (losses), net of transfers to interest
     maintenance reserve and federal income taxes                                              (40,295)      186,420        270,210
                                                                                          -------------  ------------  -------------
        Net income (loss)                                                                  $  (156,231)  $    74,726   $    277,938
                                                                                          =============  ============  =============

STATEMENTS OF CAPITAL AND SURPLUS
------------------------------------------------------------------------------
Capital and surplus, beginning of year                                                     $ 2,848,967   $ 3,059,925   $  2,971,602
Net income (loss)                                                                             (156,231)       74,726        277,938
Net change in unrealized capital gains and losses                                              415,781      (257,804)       (23,099)
Net change in deferred income tax                                                              112,220        34,167        (82,922)
Change in asset valuation reserve                                                             (151,185)       92,190         18,421
Net change in separate account surplus                                                           3,335           461          7,349
Dividends to stockholder                                                                            --        (9,647)      (188,705)
Change in unauthorized reinsurance                                                              (1,330)       (2,208)         4,300
Change in non-admitted assets                                                                   71,066      (166,428)        51,077
Change in reserves due to change in valuation basis                                             43,552            --             --
Capital contribution                                                                                --        20,006         17,841
Other, net                                                                                     (37,310)        3,579          6,123
                                                                                          -------------  ------------  -------------
Capital and surplus, end of year                                                            $3,148,865    $2,848,967     $3,059,925
                                                                                          =============  ============  =============

See accompanying notes to statutory financial statements.

  4

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                      Statutory Statements of Cash Flow
                Years ended December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES                                                          2019           2018           2017
------------------------------------------------------------------                       -------------  -------------  -------------

Revenues:
     Premiums and annuity considerations                                                 $  9,094,816    $ 7,971,586   $  7,578,903
     Net investment income                                                                    872,727        782,614        733,467
                                                                                         -------------  -------------  -------------
        Total receipts                                                                      9,967,543      8,754,200      8,312,370
                                                                                         -------------  -------------  -------------
Benefits and expenses paid:
     Policyholder benefits                                                                  5,174,334      5,313,921      4,971,796
     Dividends to policyholders                                                                42,877         46,140         50,646
     Commissions and expenses                                                               1,199,259      1,141,411      1,046,570
     Separate account transfer, net                                                           249,800        302,939         66,857
     Federal income taxes                                                                      60,684         53,751         98,331
                                                                                         -------------  -------------  -------------
        Total payments                                                                      6,726,954      6,858,162      6,234,200
                                                                                         -------------  -------------  -------------
           Cash provided from operations                                                    3,240,589      1,896,038      2,078,170
                                                                                         -------------  -------------  -------------

CASH FLOW FROM INVESTING ACTIVITIES
------------------------------------------------------------------
Proceeds from investments sold, matured or repaid:
     Bonds                                                                                  2,864,055      3,719,165      4,052,868
     Common stocks                                                                            148,202        220,412        260,437
     Mortgage loans                                                                           500,659        383,096        364,837
     Derivative instruments                                                                   286,560        477,497        433,108
     Other invested assets                                                                    112,254        138,775        372,202
Separate account redemptions                                                                      294         25,114         25,297
                                                                                         -------------  -------------  -------------
                                                                                            3,912,024      4,964,059      5,508,749
                                                                                         -------------  -------------  -------------
Cost of investments acquired:
     Bonds                                                                                  5,438,196      5,031,445      5,834,744
     Common stocks                                                                            176,235        201,086        206,439
     Mortgage loans                                                                         1,034,674        997,476        832,982
     Derivative instruments                                                                   292,474        400,800        303,079
     Other invested assets                                                                    156,043        119,920        159,519
Separate account investments                                                                      373            435         30,231
Securities in transit, net                                                                     22,986        (13,317)        (3,727)
Other provided, net                                                                            69,206         50,660         50,138
                                                                                         -------------  -------------  -------------
                                                                                            7,190,187      6,788,505      7,413,405
                                                                                         -------------  -------------  -------------
        Cash applied to investing                                                          (3,278,163)    (1,824,446)    (1,904,656)
                                                                                         -------------  -------------  -------------

CASH FLOW FROM FINANCING AND MISCELLANEOUS ACTIVITIES
------------------------------------------------------------------
Borrowed money, net                                                                           (50,000)      (225,000)       (30,000)
Net deposits on deposit-type contract funds                                                    59,115         18,504        (10,892)
Dividend paid to stockholder                                                                       --             --       (185,142)
Contributed capital                                                                                --         11,500             --
Other cash applied                                                                            113,522         (1,882)         3,104
                                                                                         -------------  -------------  -------------
        Cash provided from (applied to) financing                                             122,637       (196,878)      (222,930)
                                                                                         -------------  -------------  -------------

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
------------------------------------------------------------------
Net change in cash, cash equivalents and short-term investments                                85,063       (125,286)       (49,416)
Beginning of the year                                                                          61,518        186,804        236,220
                                                                                         -------------  -------------  -------------
     End of the year                                                                     $    146,581    $    61,518   $    186,804
                                                                                         =============  =============  =============

See accompanying notes to statutory financial statements.

  5

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                   Notes to Statutory Financial Statements
                      December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

(1)    NATURE OF OPERATIONS

       Organization and Description of Business
       -----------------------------------

       Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

       The Company, which operates in the United States, generally offers the following types of products:

             -   Fixed, indexed and variable universal life, term life and
                 whole life insurance products to individuals through
                 affiliated and independent channel partners.
             -   Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
             -   Group life insurance and voluntary products to private and public employers.
             -   Customized retirement options to employers and investment
                 firms through affiliated and independent channel partners as well as direct relationships.
             -   Life insurance protection through banks, credit unions, and finance companies.

       The Company serves over 15 million people through more than 6,000 home office associates and field representatives located at its St. Paul,
       Minnesota headquarters and in sales offices nationwide.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The accompanying statutory financial statements of Minnesota Life
       Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of
       Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state.
       Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance
       Commissioners' (NAIC) Accounting Practices and Procedures manual (NAIC
       SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S.
       generally accepted accounting principles (GAAP).

       The more significant differences, of which the aggregate effects are material are as follows:

       -   Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

  6

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.
       -   Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.
       -   The Company is required to establish an asset valuation reserve
           (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The
           IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a
           GAAP basis.
       -   Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the
           NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.
       -   Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings. Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as trading securities, which were reported at fair value through earnings, or
           available-for-sale securities, which were reported at fair value through stockholder's equity.
       -   Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.
       -   Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.
       -   Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.
       -   Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus.
           Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.
       -   In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

  7

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.
       -   Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.
       -   Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.
       -   Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.
       -   The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.
       -   Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.
       -   The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.
       -   Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.
       -   The calculation of reserves and transfers in the Separate Account
           Statement requires the use of a Commissioners' Annuity Reserve
           Valuation Method (CARVM) allowance on annuities and a Commissioners'
           Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.
       -   Derivative instruments are recorded at fair value or amortized cost.
           Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.
       -   A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.
       -   Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.
       -   The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

  8

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities.
           Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.
       -   The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.
       -   The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.
       -   GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

       The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

       New Accounting Pronouncements
       ---------------------------

       In April 2019, the NAIC adopted revisions to SSAP No. 92, Postretirement
       Benefits Other than Pensions and SSAP No.102, Pensions, which removes and clarifies certain disclosure requirements related to the Company's pension and other postretirement plans. The revised statement is effective for 2019 reporting and resulted in the removal of certain disclosures in note 12 Pension Plans and Other Retirement Plans.

       In April 2019, the NAIC adopted revisions to SSAP No. 100R, Fair Value, to remove the disclosure requirement for the transfers between level 1 and 2 in the fair value hierarchy and the Company's policy for determining transfers between levels. The revised statement is effective for 2019 reporting and resulted in the removal of certain disclosures in note 4 Fair Value of Financial Instruments.

  9

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       In November 2018, the NAIC adopted revisions to SSAP No. 51, Life
       Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life,
       Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2019 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21
       Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

       Permitted Practice
       ------------

       The Company has received a permitted practice from the Minnesota
       Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

       Revenues and Expenses
       -----------------

       Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder.
       Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

       Valuation of Investments and Net Investment Income
       ----------------------------------------------

       Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any
       other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

       Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $30,085 and $32,503 at
       December 31, 2019 and 2018, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

       Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company's loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company's determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except

  10

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

       For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities.
       When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized
       OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

       Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of
       10% or more, which are carried on an equity basis.

       The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend.
       Investment income is reported net of related investment expenses. For the years ended December 31, 2019 and 2018, the Company sold, redeemed or otherwise disposed 47 and 43 CUSIPs, respectively, as a result of a callable feature which generated investment income of $6,698 and $7,186, respectively, from prepayment penalties and acceleration fees.

       Preferred stocks are carried at cost less any OTTI adjustments and are classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

       Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.00% to 4.88% during 2019. In 2019, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 73%.

       The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

       Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts

  11

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       held by the investee are recorded, based on the Company's ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

       Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Total accumulated depreciation was
       $49,828 and $46,230 at December 31, 2019 and 2018, respectively.
       Depreciation is computed principally on a straight-line basis.

       The Company's investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note's carrying value and the fair value and is reported in earnings.

       Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,705 and $3,413 as of December 31, 2019 and 2018, respectively.

       Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled
       $(22,963) and $(5,056) at December 31, 2019 and 2018, respectively.

       Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2019 and 2018 totaled $7,141 and $8,610, respectively.

       Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance
       Corporation insurance limit.

  12

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       Derivative Instruments
       ----------------

       The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

       Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

       Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

       The Company holds "To-Be-Announced" (TBA) Government National Mortgage
       Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

       Realized and Unrealized Capital Gains and Losses
       --------------------------------------------

       Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

       The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

       Under the Company's accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security's amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference

  13

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's original effective interest rate.

       For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to sell the security and current economic conditions.

       For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an
       OTTI has occurred, the entire difference between NAIC fair value and the common stock's cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

       The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

       All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

       The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company's liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2019 or 2018.

       The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual

  14

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

       Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

       Separate Accounts
       ------------

       Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the
       Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders.
       Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The
       Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

       The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $37,571 and $34,245 at December 31, 2019 and 2018,
       respectively.

       Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2019 and 2018, the CARVM and CRVM
       allowances were $(301,794) and $(299,538), respectively.

       Software Capitalization
       -----------------

       Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $44,414 and $45,516 as of December 31, 2019 and 2018,
       respectively, all of which is non-admitted, and amortized software expense of $10,628, $12,183 and $14,418 for the years ended December 31,
       2019, 2018 and 2017, respectively.

       Non-admitted Assets
       --------------

       Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative
       IMR and certain receivables), amounting to $333,945 and $405,011 at
       December 31, 2019 and 2018, respectively, have been charged to capital and surplus.

       Reinsurance
       ------

       Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are

  15

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

       Policy Reserves
       ---------

       Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value. Policy reserves on all other annuity contracts and life insurance contracts and older variable life policies are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At
       December 31, 2019 and 2018, the amounts of surrender values in excess of reserves were $1,214,539 and $1,109,986, respectively.

       Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The
       Company's liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

       For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2019 and 2018, the Company had $14,163,056
       and $8,822,745, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

       Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts.

       During 2019, the Company recorded a change in valuation basis related to certain reserves on life term products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $43,552 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $9,145 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

       During the 2019 financial reporting process, the Company identified an adjustment related to certain deferred fixed indexed annuity reserves recorded in prior years. The adjustment resulted in a decrease in beginning 2019 capital and surplus of $32,713 after-tax and is reflected in other, net on the statements of operations and capital and surplus.

       Liability for Accident and Health Losses and Loss Adjustment Expenses
       -----------------------------------------------------------------

       The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the

  16

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

       Participating Business
       -----------------

       Dividends on participating policies and other discretionary payments are declared by the Company's Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company's Board of
       Directors and up to one year in advance of the payout dates. At December
       31, 2019 and 2018, the total participating business in force was
       $2,027,301 and $2,197,301, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2019 and 2018.

       For 2019, 2018 and 2017, premiums under individual and group life participating policies were $41,908, $41,963 and $41,073, respectively.
       The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2019, 2018 and 2017 in the amount of $7,022, $7,249, and 7,694, respectively, to policyholders and did not allocate any additional income to such policyholders.

       Federal Income Taxes
       ----------------

       The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company's ultimate parent. Entities included in the consolidated return include: Securian
       Holding Company, Robert Street Property Management, Inc., Securian
       Financial Group, Inc. (SFG), Securian Casualty Company, Securian
       Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust
       Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc.,
       Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its
       subsidiaries and Minnesota Life Insurance Company and its subsidiaries.
       Empyrean Holding Company's subsidiaries include Empyrean Benefits
       Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker
       Holdings, LLC. Minnesota Life's subsidiaries include Securian Life
       Insurance Company (Securian Life), Allied Solutions LLC (Allied),
       Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview
       Properties II, LLC, Marketview Properties III, LLC, Marketview
       Properties IV, LLC and Oakleaf Service Corporation.

       The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue
       Service (IRS).

       The Company provides for federal income taxes based on amounts the
       Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used

  17

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

       Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

       Use of Estimates
       ----------

       The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

       The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)    RISKS

       The Company's financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the
       Company's control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

             -   Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit
                 spreads, real estate, and derivatives.
             -   Investment-related risks such as those related to valuation, impairment, and concentration.

  18

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(3)   RISKS (CONTINUED)

             -    Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience,
                  reinsurers and counterparties, liquidity, ratings,
                  competition, cyber or other information security, fraud, and overall risk management.
             -    Catastrophic and pandemic event-related risks such as
                  COVID-19 that may impact policyholder behavior and claims
                  experience, volatility in financial markets and economic
                  activity, and operations.
             -    Acquisition, disposition, or other structural change related risks.
             -    Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other
                  regulation, and accounting standards.

       The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)    FAIR VALUE OF FINANCIAL INSTRUMENTS

       Financial Assets and Financial Liabilities Reported at Fair Value
       -----------------------------------------------------------

       The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of
       December 31, 2019 and 2018.

       Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the
       Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

             Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

             Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

  19

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

                Level 3 - Fair value is based on at least one or more
                significant unobservable inputs. These inputs reflect the
                Company's assumptions about the inputs market participants would use in pricing the assets or liabilities.

         The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

         The following table summarizes the Company's financial assets and financial liabilities carried at fair value as of December 31, 2019:

                                                                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                                                -----------  ------------  --------  ------------

        Common stocks                                                           $   472,062  $         --   $  540   $    472,602
        Derivative instruments                                                       69,400       775,788       --        845,188
        Cash equivalents                                                            121,416            --       --        121,416
        Separate account assets                                                   5,896,776    23,841,446    5,920     29,744,142
                                                                                -----------  ------------  --------  ------------
         Total financial assets                                                 $ 6,559,654  $ 24,617,234   $6,460   $ 31,183,348
                                                                                ===========  ============  ========  ============
        Derivative instruments (1)                                              $        23  $    287,216   $   --   $    287,239
                                                                                -----------  ------------  --------  ------------
         Total financial liabilities                                            $        23  $    287,216   $   --   $    287,239
                                                                                ===========  ============  ========  ============

        (1)  Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

         The following table summarizes the Company's financial assets and financial liabilities carried at fair value as of December 31, 2018:

                                                                                   LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
                                                                                 -----------  ------------  ---------  ------------

        Common stocks                                                            $   379,321  $         --   $    --   $    379,321
        Derivative instruments                                                         4,184       108,953        --        113,137
        Cash equivalents                                                             133,771            --        --        133,771
        Separate account assets                                                    4,656,252    19,510,926     5,045     24,172,223
                                                                                 -----------  ------------  ---------  ------------
         Total financial assets                                                  $ 5,173,528  $ 19,619,879   $ 5,045   $ 24,798,452
                                                                                 ===========  ============  =========  ============
        Derivative instruments (1)                                               $        13  $     27,595   $    --   $     27,608
                                                                                 -----------  ------------  ---------  ------------
         Total financial liabilities                                             $        13  $     27,595   $    --   $     27,608
                                                                                 ===========  ============  =========  ============

        (1)  Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

         The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

         COMMON STOCKS

         The Company's common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

  20

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       DERIVATIVE INSTRUMENTS

       Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

       The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most
       OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data.
       Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

       The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

       CASH EQUIVALENTS

       Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

       SEPARATE ACCOUNT ASSETS

       Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available, and generally classify the security as
       Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

  21

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of changes in fair value of
        Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2019:

                                                           TOTAL REALIZED AND
                                                            UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN:
                                                        -----------------------
                                                                                  PURCHASES,
                                           BALANCE AT                              SALES AND      TRANSFERS    TRANSFERS     BALANCE
                                            BEGINNING        NET                 SETTLEMENTS,       IN TO       OUT OF       AT END
                                             OF YEAR     INCOME (1)     SURPLUS     NET (3)      LEVEL 3 (2)  LEVEL 3 (2)    OF YEAR
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------

        Separate account assets             $ 5,045         $ --        $ 443        $ 432          $ --         $ --       $ 5,920
        Common stocks                            --           --           --          540            --           --           540
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------
          Total financial assets            $ 5,045         $ --        $ 443        $ 972          $ --         $ --       $ 6,460
                                          ============  ============   ========  =============  ============  ===========  =========

        (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.
        (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.
        (3) The following table provides the bifurcation of the net purchases and sales.

        The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2019:

                                                                                                                        PURCHASES,
                                                                                                                         SALES AND
                                                                                                                       SETTLEMENTS,
                                                                                    PURCHASES    SALES   SETTLEMENTS        NET
                                                                                   ----------   ------   -----------   ------------

        Separate account assets                                                      $  905     $(473)       $--           $432
        Common stocks                                                                   540        --         --            540
                                                                                   ----------   ------   -----------   ------------
         Total financial assets                                                      $1,445     $(473)       $--           $972
                                                                                   ==========   ======   ===========   ============

        The following table provides a summary of changes in fair value of
        Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

                                                           TOTAL REALIZED AND
                                                            UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN:
                                                        -----------------------
                                                                                  PURCHASES,
                                           BALANCE AT                              SALES AND      TRANSFERS    TRANSFERS     BALANCE
                                            BEGINNING        NET                 SETTLEMENTS,       IN TO       OUT OF       AT END
                                             OF YEAR     INCOME (1)     SURPLUS     NET (3)      LEVEL 3 (2)  LEVEL 3 (2)    OF YEAR
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------

        Separate account assets              $ 886          $ --        $ 365       $ 2,381        $1,413        $ --       $ 5,045
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------
          Total financial assets             $ 886          $ --        $ 365       $ 2,381        $1,413        $ --       $ 5,045
                                          ============  ============   ========  =============  ============  ===========  =========

        (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

  22

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.
       (3) The following table provides the bifurcation of the net purchases and sales.

        The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2018:

                                                                                                                         PURCHASES,
                                                                                                                          SALES AND
                                                                                                                        SETTLEMENTS,
                                                                                    PURCHASES    SALES    SETTLEMENTS        NET
                                                                                   -----------   ------  ------------   ------------

        Separate account assets                                                      $ 2,780     $(399)      $ --          $2,381
                                                                                   -----------   ------  ------------   ------------
         Total financial assets                                                      $ 2,780     $(399)      $ --          $2,381
                                                                                   ===========   ======  ============   ============

        At December 31, 2019 and 2018, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S.
        Treasuries, the fair value of the asset will decrease (increase).

  23

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        Financial Assets and Financial Liabilities
        ------------------------------------------

        The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the
        Company as of December 31, 2019:

                                                                                                                            NOT
                                                                                                                        PRACTICABLE
                                                   AGGREGATE     CARRYING                                                CARRYING
                                                  FAIR VALUE       VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                                 ------------  ------------  ------------  ------------  ------------  ------------

        Bonds:
          U.S. government securities             $    557,248  $    545,386  $    557,248  $         --  $         --    $     --
          Agencies not backed by the full
           faith and credit of the
           U.S. government                            857,398       807,698            --       857,398            --          --
          Foreign government securities                28,164        26,324            --        28,164            --          --
          Corporate securities                     13,402,721    12,471,875         3,050    11,107,735     2,291,936          --
          Asset-backed securities                     710,510       691,559            --       674,484        36,026          --
          Commercial mortgage-backed
           securities (CMBS)                        1,804,777     1,743,322            --     1,804,777            --          --
          Residential mortgage-backed
           securities (RMBS)                        1,883,547     1,786,119            --     1,883,547            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total bonds                             19,244,365    18,072,283       560,298    16,356,105     2,327,962          --
        Common stock                                  472,602       486,402       472,062            --           540      13,800
        Preferred stock                                68,788        64,762        19,560        31,077        18,151          --
        Mortgage loans                              4,251,570     4,148,884            --            --     4,251,570          --
        Derivative instruments:
          Other derivative instruments                845,188       845,188        69,400       775,788            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total derivative instruments               845,188       845,188        69,400       775,788            --          --
        Policy loans                                  707,512       588,342            --            --       707,512          --
        Short-term investments                          7,141         7,141         5,477         1,664            --          --
        Cash equivalents                              210,920       210,912       210,169           751            --          --
        Surplus notes                                 103,150        94,015            --       103,150            --          --
        Separate account assets                    29,744,142    29,744,142     5,896,776    23,841,446         5,920          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial assets                $ 55,655,378  $ 54,262,071  $  7,233,742  $ 41,109,981  $  7,311,655    $ 13,800
                                                 ============  ============  ============  ============  ============  ============
        Deferred annuities                       $  2,324,624  $  2,543,049  $         --  $         --  $  2,324,624    $     --
        Other fund deposits                         2,363,878     2,365,339            --            --     2,363,878          --
        Supplementary contracts without
          flife contingencies                         145,377       145,377            --            --       145,377          --
        Annuity certain contracts                     115,551       110,088            --            --       115,551          --
        Borrowed money                                 45,174        45,000            --            --        45,174          --
        Derivative liabilities (1)                    287,239       287,239            23       287,216            --          --
        Separate account liabilities               20,475,110    20,475,110     5,896,776    14,572,414         5,920          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial liabilities           $ 25,756,953  $ 25,971,202  $  5,896,799  $ 14,859,630  $  5,000,524    $     --
                                                 ============  ============  ============  ============  ============  ============

        (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

  24

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2019:

                                                                                                   EXPLANATION FOR INVESTMENTS
                                      CARRYING VALUE  EFFECTIVE INTEREST RATE   MATURITY DATE             HELD AT COST
                                     ---------------  -----------------------  --------------  ----------------------------------

        Common stock                      $13,800               N/A                  N/A          Nonmarketable FHLB membership

        The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the
        Company as of December 31, 2018:

                                                                                                                            NOT
                                                                                                                        PRACTICABLE
                                                   AGGREGATE     CARRYING                                                CARRYING
                                                  FAIR VALUE       VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                                 ------------  ------------  ------------  ------------  ------------  ------------

        Bonds:
          U.S. government securities             $    481,109  $    469,314  $    481,109  $         --  $         --    $     --
          Agencies not backed by the full
           faith and credit of the
           U.S. government                            825,679       818,015            --       825,679            --          --
          Foreign government securities                44,239        43,444            --        44,239            --          --
          Corporate securities                     10,168,156    10,402,409         4,438     8,500,275     1,663,443          --
          Asset-backed securities                     564,306       567,660            --       525,772        38,534          --
          Commercial mortgage-backed
           securities (CMBS)                        1,524,427     1,538,202            --     1,524,427            --          --
          Residential mortgage-backed
           securities (RMBS)                        1,719,241     1,681,037            --     1,719,237             4          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total bonds                             15,327,157    15,520,081       485,547    13,139,629     1,701,981          --
        Common stock                                  379,321       395,121       379,321            --            --      15,800
        Preferred stock                                46,760        49,406        14,671        32,089            --          --
        Mortgage loans                              3,556,569     3,614,864            --            --     3,556,569          --
        Derivative instruments:
          TBA derivative instruments                   36,901        36,461            --        36,901            --          --
          Other derivative instruments                113,137       113,137         4,184       108,953            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total derivative instruments               150,038       149,598         4,184       145,854            --          --
        Policy loans                                  626,852       519,511            --            --       626,852          --
        Short-term investments                          8,607         8,610         1,099         7,508            --          --
        Cash equivalents                              134,271       134,271       133,771           500            --          --
        Surplus notes                                  71,978        78,703            --        71,978            --          --
        Separate account assets                    24,172,223    24,172,223     4,656,252    19,510,926         5,045          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial assets                $ 44,473,776  $ 44,642,388  $  5,674,845  $ 32,908,484  $  5,890,447    $ 15,800
                                                 ============  ============  ============  ============  ============  ============
        Deferred annuities                       $  2,075,454  $  2,049,493  $         --  $         --  $  2,075,454    $     --
        Other fund deposits                         2,264,506     2,283,239            --            --     2,264,506          --
        Supplementary contracts without
          life contingencies                          133,431       133,431            --            --       133,431          --
        Annuity certain contracts                     106,884       107,007            --            --       106,884          --
        Borrowed money                                 25,781        25,000            --            --        25,781          --
        Derivative liabilities (1)                     27,608        27,608            13        27,595            --          --
        Separate account liabilities               16,126,782    16,126,782     4,656,252    11,465,485         5,045          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial liabilities           $ 20,760,446  $ 20,752,560  $  4,656,265  $ 11,493,080  $  4,611,101    $     --
                                                 ============  ============  ============  ============  ============  ============

        (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

  25

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2018:

                                                                                                   EXPLANATION FOR INVESTMENTS
                                      CARRYING VALUE  EFFECTIVE INTEREST RATE   MATURITY DATE             HELD AT COST
                                     ---------------  -----------------------  --------------  ----------------------------------

        Common stock                      $15,800               N/A                  N/A          Nonmarketable FHLB membership

        Financial Assets and Financial Liabilities Reported at Other Than Fair
               Value
        ------------------------------------------------------------------------

        The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

        Refer to note 2 Summary of Significant Accounting Policies and note 6
        Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

        When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

        When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The
        Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument's valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

        Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service.
        If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

        For instruments where quoted market prices are not available or the
        Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S.
        Treasury yield to create an estimated market yield for that instrument.
        The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then

  26

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

       Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

       The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using
       CARVM calculation procedures and current market interest rates. The
       Company believes this a reasonable approximation of fair value.
       Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

       The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

       The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

       Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)    INVESTMENTS

       Bonds and Common Stocks
       ---------------------

       The Company's bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S.
       government and agency obligations.

       The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds.
       Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

       The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

  27

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,743,331 and
        $1,650,755 agency backed RMBS and $42,788 and $30,282 non-agency backed
        RMBS as of December 31, 2019 and 2018, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

        The Company's asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

        The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                                                GROSS         GROSS
                                                                               ADMITTED      UNREALIZED    UNREALIZED       FAIR
        DECEMBER 31, 2019                                                     ASSET VALUE       GAINS        LOSSES         VALUE
        ------------------------------------------------------------------   ------------  ------------   -----------   ------------

        U.S. government securities                                           $    545,386   $    11,976     $    114    $    557,248
        Agencies not backed by the full faith
          and credit of the U.S. government                                       807,698        49,835          135         857,398
        Foreign government securities                                              26,324         1,840           --          28,164
        Corporate securities                                                   12,471,875       942,646       11,800      13,402,721
        Asset-backed securities                                                   691,559        19,414          463         710,510
        CMBS                                                                    1,743,322        62,154          699       1,804,777
        RMBS                                                                    1,786,119        98,115          687       1,883,547
                                                                             ------------  ------------   -----------   ------------
          Total                                                              $ 18,072,283   $ 1,185,980     $ 13,898    $ 19,244,365
                                                                             ============  ============   ===========   ============

                                                                                               GROSS         GROSS
                                                                              ADMITTED      UNREALIZED    UNREALIZED        FAIR
        DECEMBER 31, 2018                                                    ASSET VALUE       GAINS        LOSSES          VALUE
        -----------------------------------------------------------------   ------------   -----------    ----------    ------------

        U.S. government securities                                          $    469,314    $  12,154     $      359    $    481,109
        Agencies not backed by the full faith
          and credit of the U.S. government                                      818,015       15,071          7,407         825,679
        Foreign government securities                                             43,444        1,869          1,074          44,239
        Corporate securities                                                  10,402,409       98,957        333,210      10,168,156
        Asset-backed securities                                                  567,660        5,299          8,653         564,306
        CMBS                                                                   1,538,202        8,246         22,021       1,524,427
        RMBS                                                                   1,681,037       48,587         10,383       1,719,241
                                                                            ------------   -----------    ----------    ------------
          Total                                                             $ 15,520,081    $ 190,183     $  383,107    $ 15,327,157
                                                                            ============   ===========    ==========    ============

  28

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The admitted asset value and estimated fair value of bonds at December
        31, 2019, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                            ADMITTED        FAIR
                                                                                                           ASSET VALUE      VALUE
                                                                                                          ------------  ------------

        Due in one year or less                                                                           $    425,633  $    430,728
        Due after one year through five years                                                                4,121,548     4,296,754
        Due after five years through ten years                                                               3,780,540     4,007,841
        Due after ten years                                                                                  5,523,562     6,110,208
                                                                                                          ------------  ------------
                                                                                                            13,851,283    14,845,531
        Asset-backed and mortgage-backed securities                                                          4,221,000     4,398,834
                                                                                                          ------------  ------------
          Total                                                                                           $ 18,072,283  $ 19,244,365
                                                                                                          ============  ============

        The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

                                                                                                 DECEMBER 31, 2019
                                                                               ----------------------------------------------------
                                                                                                LESS THAN 12 MONTHS
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                               FAIR VALUE        COST         LOSSES        COUNT
                                                                               -----------   ------------  ------------   ---------

        U.S. government securities                                             $    56,853   $    56,967     $     114          9
        Agencies not backed by the full faith and
          credit of the U.S. government                                             23,400        23,534           134          7
        Corporate securities                                                       438,956       444,610         5,654         89
        Asset-backed securities                                                     92,276        92,724           448         36
        CMBS                                                                       107,788       108,469           681          6
        RMBS                                                                       122,203       122,649           446         20

                                                                                                 DECEMBER 31, 2019
                                                                               ----------------------------------------------------
                                                                                               12 MONTHS OR GREATER
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                                FAIR VALUE       COST         LOSSES        COUNT
                                                                               -----------   ------------   -----------   ---------

        U.S. government securities                                             $        --   $        --     $      --         --
        Agencies not backed by the full faith and
          credit of the U.S. government                                                499           500             1          1
        Corporate securities                                                       105,678       111,824         6,146         32
        Asset-backed securities                                                     11,527        11,542            15          6
        CMBS                                                                         2,674         2,692            18          7
        RMBS                                                                        23,316        23,557           241         19

  29

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

                                                                                                  DECEMBER 31, 2018
                                                                                ---------------------------------------------------
                                                                                                 LESS THAN 12 MONTHS
                                                                                ---------------------------------------------------
                                                                                                AMORTIZED    UNREALIZED    SECURITY
                                                                                 FAIR VALUE       COST         LOSSES        COUNT
                                                                                -----------   ------------  ------------   --------

        U.S. government securities                                              $   148,447   $   148,500    $       53          7
        Agencies not backed by the full faith and
          credit of the U.S. government                                             206,407       210,316         3,909         43
        Foreign securities                                                              119           126             7          1
        Corporate securities                                                      5,396,088     5,663,116       267,028      1,051
        Asset-backed securities                                                     205,859       209,647         3,788         46
        CMBS                                                                        723,884       735,025        11,141         50
        RMBS                                                                        439,275       445,371         6,096         73

                                                                                                 DECEMBER 31, 2018
                                                                               ----------------------------------------------------
                                                                                               12 MONTHS OR GREATER
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                               FAIR VALUE        COST         LOSSES        COUNT
                                                                               -----------   ------------  ------------   ---------

        U.S. government securities                                             $     6,978   $     7,284     $     306          8
        Agencies not backed by the full faith and
          credit of the U.S. government                                             68,353        71,851         3,498         29
        Foreign securities                                                           9,186        10,253         1,067          1
        Corporate securities                                                       804,263       870,445        66,182        167
        Asset-backed securities                                                    155,957       160,822         4,865         52
        CMBS                                                                       335,991       346,871        10,880         46
        RMBS                                                                       133,156       137,443         4,287         56

        For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2019, the
        Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

        The following paragraphs summarize the Company's evaluation of investment categories where carrying value exceeds fair value as of
        December 31, 2019.

        U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

        Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S.
        government, these securities generally trade as if they are.

        Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

  30

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities' respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

        Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

        The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's
        CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2019 were investment grade securities (BBB or better).

        The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of
        December 31, 2019, 97.6% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2019 were investment grade securities (BBB or better). Credit support for the
        RMBS holdings remains high.

        At December 31, 2019 and 2018, bonds with a carrying value of $8,070 and $8,026, respectively, were on deposit with various regulatory authorities as required by law.

        The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's common stock portfolio totaled $486,402 and $395,121 as of December 31, 2019 and 2018, respectively.

        The Company had certain common stocks with a reported fair value lower than the carrying value of the investment as follows:

                                                                                                 LESS THAN 12 MONTHS
                                                                                  -----------------------------------------------
                                                                                                CARRYING    UNREALIZED   SECURITY
                                                                                  FAIR VALUE      VALUE       LOSSES       COUNT
                                                                                  ----------    ---------   -----------  --------

        December 31, 2019                                                          $  30,124    $ 32,556     $ 2,432         25
        December 31, 2018                                                            139,932     155,648      15,716        119

                                                                                                12 MONTHS OR GREATER
                                                                                  -----------------------------------------------
                                                                                                CARRYING    UNREALIZED   SECURITY
                                                                                  FAIR VALUE      VALUE       LOSSES       COUNT
                                                                                  ----------    ---------   -----------  --------

        December 31, 2019                                                          $   8,559    $ 10,446     $ 1,887         12
        December 31, 2018                                                              1,028       1,754         726          3

        Common stocks with unrealized losses at December 31, 2019 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

  31

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Mortgage Loans
        ------------

        The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $4,148,884 and $3,614,864 at December
        31, 2019 and 2018, respectively.

        All of the Company's commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

        The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the
        Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $252,797 and $196,774 were sold during 2019 and 2018, respectively.

        The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of
        December 31:

                                                                                                                2019        2018
                                                                                                            -----------  -----------

        Industrial                                                                                          $ 1,256,399  $ 1,131,328
        Office buildings                                                                                        586,356      564,110
        Retail facilities                                                                                     1,091,984      965,565
        Apartment                                                                                               886,139      636,072
        Other                                                                                                   328,006      317,789
                                                                                                            -----------  -----------
          Total                                                                                             $ 4,148,884  $ 3,614,864
                                                                                                            ===========  ===========

        If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the
        Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

        A valuation allowance is established when it is probable that the
        Company will not be able to collect all amounts due under the contractual terms of the loan.

  32

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                                                            2019    2018     2017
                                                                                                            ------  ------  --------

        Balance at beginning of year                                                                        $ 200   $ 204   $ 1,700
          Reduction in allowance                                                                               (6)     (4)   (1,496)
                                                                                                            ------  ------  --------
        Balance at end of year                                                                              $ 194   $ 200   $   204
                                                                                                            ======  ======  ========

        As of December 31, 2019 and 2018, the Company had no delinquent mortgage loans.

        The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

        As of December 31, 2019 and 2018, there were no nonperforming loans.

        There were two restructured loans with a total carrying value of $1,356 in the office buildings class at December 31, 2019. There were two restructured loans with a total carrying value of $1,391 in the office buildings class at December 31, 2018. For the years ended December 31,
        2019, 2018 and 2017, the Company recognized total interest income of
        $71, $73 and $74, respectively, and recognized $71, $73 and $74, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2019. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2019.

        Periodically the Company may contribute mortgage loans to wholly-owned subsidiaries. The contributed mortgage loans are recognized at the lower of the loan's balance or the underlying property's fair value.

        The following table provides a summary of mortgage loans transferred to wholly-owned subsidiaries for the years ended December 31:

                                                                                                                     2019     2018
                                                                                                                     -----   ------

        Number of loans contributed to wholly-owned subsidiaries                                                       --         1

        Carrying value of mortgage loans upon contribution                                                            $--    $5,573
        Loss recognized upon contribution                                                                              --        --

        Alternative Investments
        --------------------

        Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

  33

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The Company's composition of alternative investments by type were as follows:

                                                                                         DECEMBER 31, 2019       DECEMBER 31, 2018
                                                                                      ----------------------  ----------------------
                                                                                       CARRYING     PERCENT    CARRYING     PERCENT
                                                                                         VALUE     OF TOTAL      VALUE     OF TOTAL
                                                                                      ----------   ---------  ----------   ---------

        Alternative investments:
          Private equity funds                                                        $ 473,342       65.1%   $  436,727      64.2%
          Mezzanine debt funds                                                          253,554       34.9%      243,014      35.8%
                                                                                      ----------   ---------  ----------   ---------
           Total alternative investments                                              $ 726,896      100.0%   $  679,741     100.0%
                                                                                      ==========   =========  ==========   =========

        Net Investment Income
        ---------------------

        Net investment income for the years ended December 31 was as follows:

                                                                                                     2019       2018         2017
                                                                                                  ----------  ----------  ----------

        Bonds                                                                                     $ 681,993   $ 617,612   $ 571,081
        Common stocks - unaffiliated                                                                 17,955      13,537      16,138
        Mortgage loans                                                                              169,700     142,129     125,803
        Policy loans                                                                                 31,589      28,151      26,941
        Short-term investments                                                                        4,703       3,858       1,457
        Derivative instruments                                                                        2,003       2,426       5,501
        Other invested assets                                                                        60,688      62,944      56,252
                                                                                                  ----------  ----------  ----------
                                                                                                    968,631     870,657     803,173
        Capitalization (amortization) of IMR                                                         (7,576)     (4,702)       (886)
        Investment expenses                                                                         (77,322)    (73,545)    (53,842)
                                                                                                  ----------  ----------  ----------
           Total                                                                                  $ 883,733   $ 792,410   $ 748,445
                                                                                                  ==========  ==========  ==========

        Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $4, $2 and $49 in 2019, 2018 and 2017, respectively, and was excluded from net investment income.

        Net Realized Capital Gains (Losses)
        ------------------------------------

        Net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                                                    2019        2018         2017
                                                                                                  ---------  -----------  ----------

        Bonds                                                                                     $ 29,985    $ (52,496)  $  23,504
        Common stocks - unaffiliated                                                                10,090        6,752      18,990
        Foreign currency exchange                                                                     (344)        (361)     (3,437)
        Derivative instruments                                                                     (27,435)     137,093     146,476
        Other invested assets                                                                       24,064       57,376     209,166
                                                                                                  ---------  -----------  ----------
                                                                                                    36,360      148,364     394,699
        Amount transferred to (from) the IMR, net of taxes                                         (21,459)      43,515     (16,474)
        Income tax benefit (expense)                                                               (55,196)      (5,459)   (108,015)
                                                                                                  ---------  -----------  ----------
           Total                                                                                  $(40,295)   $ 186,420   $ 270,210
                                                                                                  =========  ===========  ==========

  34

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

                                                                                                    2019        2018         2017
                                                                                                   ---------  ----------  ----------

        Bonds:
           Gross realized gains                                                                    $ 40,990   $  17,070   $  49,294
           Gross realized losses                                                                     (7,222)    (67,192)    (18,705)
        Common stocks:
           Gross realized gains                                                                    $ 18,766   $  18,383   $  30,265
           Gross realized losses                                                                     (7,706)    (11,504)    (10,444)

        Proceeds from the sales of bonds amounted to $2,085,466, $3,026,974, and $3,094,951 for the years ended December 31, 2019, 2018 and 2017, respectively.

        The Company recognized the following wash sales on common stocks with a
        NAIC designation of 3 or below, or unrated for the years ended December
        31:

                                                                                          CARRY VALUE      COST OF
                                                                             NUMBER OF   OF SECURITIES   SECURITIES
                                                                           TRANSACTIONS      SOLD        REPURCHASED   GAIN / (LOSS)
                                                                           ------------  -------------  -------------  -------------

        2019                                                                     39        $  1,211        $ 1,188         $(11)
        2018                                                                    425        $ 12,403        $12,330         $173

        OTTI by asset type recognized in net realized capital gains (losses)
        for the years ended December 31 were as follows:

                                                                                                       2019     2018      2017
                                                                                                     -------   -------  --------

        Bonds:
           U.S. government securities                                                                $   402   $   523  $    709
           Corporate securities                                                                        3,380     1,849     6,003
           Asset-backed securities                                                                        --        --       321
           RMBS                                                                                            1         2        12
        Common stocks                                                                                    970       127       831
        Other invested assets                                                                          3,303     4,232    13,957
                                                                                                     -------   -------  --------
           Total OTTI                                                                                $ 8,056   $ 6,733  $ 21,833
                                                                                                     =======   =======  ========

        In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2019,
        2018 or 2017. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2019, 2018 or 2017. The remaining OTTI recorded in 2019,
        2018 and 2017 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

  35

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The following table summarizes loan-backed and structured securities held by the Company at December 31, 2019 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an
        OTTI during 2019:

                                                                                                           DATE OF
                                BOOK / ADJUSTED    PRESENT                                                FINANCIAL
                                CARRYING VALUE    VALUE OF                   AMORTIZED                    STATEMENT
                                AMORTIZED COST    PROJECTED   RECOGNIZED    COST AFTER   FAIR VALUE AT      WHERE
                     CUSIP        BEFORE OTTI    CASH FLOWS      OTTI          OTTI      TIME OF OTTI     REPORTED
                  -----------  ----------------  ----------   -----------   ----------   -------------   ----------

                   999A51525          $1             $--          $1            $--           $--        09/30/2019

        Net Unrealized Investment Gains (Losses)
        ------------------------------------------

        Changes in unrealized capital gains (losses) for the years ended
        December 31 were as follows:

                                                                                                   2019        2018         2017
                                                                                                ----------  -----------  -----------

        Bonds                                                                                   $     556   $      (14)  $    3,466
        Common stocks - unaffiliated                                                               66,298      (41,375)      17,926
        Common stocks - affiliated                                                                 27,779        3,668        6,872
        Other invested assets                                                                       3,331       25,195     (127,769)
        Derivative instruments                                                                    430,422     (309,115)      79,055
        Other                                                                                      (6,127)      (6,467)      (4,797)
        Deferred tax asset                                                                       (106,478)      70,304        2,148
                                                                                                ----------  -----------  -----------
           Total                                                                                $ 415,781   $ (257,804)  $  (23,099)
                                                                                                ==========  ===========  ===========

        Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

                                                                                                               2019         2018
                                                                                                             ----------  -----------

        Cost                                                                                                 $ 394,760   $  369,777
        Gross unrealized gains                                                                                  95,950       41,786
        Gross unrealized losses                                                                                 (4,308)     (16,442)
                                                                                                             ----------  -----------
           Admitted asset value                                                                              $ 486,402   $  395,121
                                                                                                             ==========  ===========

(6)     DERIVATIVE INSTRUMENTS

        Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the
        Company's cash flows.

  36

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        Freestanding derivatives are carried on the Company's statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives.
        Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

        The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments held:

                                                                   DECEMBER 31, 2019
                                                      ------------------------------------------
                                                                             FAIR VALUE
                                                                     ---------------------------
           PRELIMINARY
         UNDERLYING RISK                                NOTIONAL
            EXPOSURE             INSTRUMENT TYPE         AMOUNT        ASSETS    LIABILITIES (1)
---------------------------  -----------------------  ------------   ---------   ---------------

        Interest rate        Interest rate swaps      $    888,500   $  95,844      $   8,988
                             Interest rate swaptions     1,810,000          10             --
                             Interest rate futures       1,001,600          13             13
                             TBAs                               --          --             --
        Equity market        Equity futures                598,097           5              5
                             Equity options             13,892,683     749,316        278,233
                                                      ------------   ---------   ---------------
          Total derivatives                           $ 18,190,880   $ 845,188      $ 287,239
                                                      ============   =========   ===============

                                          DECEMBER 31, 2018
                             -------------------------------------------
                                                     FAIR VALUE
                                             ---------------------------
           PRELIMINARY
         UNDERLYING RISK       NOTIONAL
            EXPOSURE            AMOUNT        ASSETS     LIABILITIES (1)
---------------------------  -------------   ---------   ---------------

        Interest rate        $     293,500   $  13,079     $  2,356
                                 3,624,000         610           --
                                   354,000           5            5
                                    36,840      36,901           --
        Equity market              479,052           5            5
                                11,864,791      99,438       25,242
                             -------------   ---------   ---------------
          Total derivatives  $  16,652,183   $ 150,038     $ 27,608
                             =============   =========   ===============

        (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

        The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

        Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities
        (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

        Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows

  37

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

       the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

       Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The
       Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

       Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

       The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the
       Company's TBA securities happen at a later date, thus extending the forward contract date.

       Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

       Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign

  38

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

       currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

       Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the
       Company.

       Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the
       Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

       Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

  39

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        The following tables present the amount and location of gains (losses)
        recognized on the statutory statements of operations and capital and surplus from derivatives:

                                                                                             DECEMBER 31, 2019
                                                                       ------------------------------------------------------------
                                                                                                                    NET CHANGE IN
                                                                       NET REALIZED GAINS     NET INVESTMENT     UNREALIZED CAPITAL
                                                                            (LOSSES)              INCOME          GAINS AND LOSSES
                                                                       -------------------   ----------------   -------------------

        Interest rate swaps                                                $        2            $ 2,003              $   76,183
        Interest rate swaptions                                                (1,000)                --                     400
        Interest rate futures                                                  (7,962)                --                  (8,310)
        TBAs                                                                      411                 --                      --
        Foreign currency forwards                                                  (6)                --                      --
        Equity futures                                                        (51,876)                --                 (19,219)
        Equity options                                                         32,996                 --                 381,368
                                                                       -------------------   ----------------   -------------------
           Total gains (losses) recognized
             from derivatives                                              $  (27,435)           $ 2,003              $  430,422
                                                                       ===================   ================   ===================

                                                                                            DECEMBER 31, 2018
                                                                      -------------------------------------------------------------
                                                                                                                   NET CHANGE IN
                                                                      NET REALIZED GAINS     NET INVESTMENT     UNREALIZED CAPITAL
                                                                           (LOSSES)              INCOME          GAINS AND LOSSES
                                                                      -------------------   ----------------   --------------------

        Interest rate swaps                                               $    1,288            $ 2,585             $   (13,565)
        Interest rate swaptions                                               (3,863)                --                     808
        Interest rate futures                                                 (2,923)                --                   1,136
        Interest rate caps                                                        --               (159)                    159
        TBAs                                                                     (79)                --                      --
        Foreign currency forwards                                                (15)                --                      --
        Equity futures                                                        (8,611)                --                  13,529
        Equity options                                                       151,296                 --                (311,182)
                                                                      -------------------   ----------------   --------------------
           Total gains (losses) recognized
             from derivatives                                             $  137,093            $ 2,426             $  (309,115)
                                                                      ===================   ================   ====================

                                                                                            DECEMBER 31, 2017
                                                                       ------------------------------------------------------------
                                                                                                                   NET CHANGE IN
                                                                       NET REALIZED GAINS    NET INVESTMENT     UNREALIZED CAPITAL
                                                                            (LOSSES)             INCOME          GAINS AND LOSSES
                                                                       -------------------   ----------------   -------------------

        Interest rate swaps                                                $      613            $5,861              $  (3,287)
        Interest rate swaptions                                                (1,541)               --                 (1,668)
        Interest rate futures                                                   4,572                --                    944
        Interest rate caps                                                         --              (414)                   366
        TBAs                                                                     (102)               --                     --
        Foreign currency swaps                                                  3,786                54                 (4,457)
        Foreign currency forwards                                               1,794                --                     --
        Equity futures                                                        (38,683)               --                  1,777
        Equity options                                                        176,037                --                 85,380
                                                                       -------------------   ----------------   -------------------
           Total gains recognized
             from derivatives                                              $  146,476            $5,501              $  79,055
                                                                       ===================   ================   ===================

  40

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        The Company's gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

                                                                                                 2019         2018         2017
                                                                                              -----------  -----------  ------------

        Gain (loss) from operations before net realized capital gains (losses)                $ (115,936)  $ (111,694)   $    7,728
        Net realized capital gains (losses) on derivatives                                       (27,435)     137,093       146,476
        Net change in unrealized capital gains (losses) on derivatives                           430,422     (309,115)       79,055
        Tax impacts                                                                             (132,682)      59,877      (109,377)
                                                                                              -----------  -----------  ------------
           Total                                                                              $  154,369   $ (223,839)   $  123,882
                                                                                              ===========  ===========  ============

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.
        Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

        The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

        The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its
        OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $502,124 and
        $78,543 at December 31, 2019 and 2018, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral;
        at December 31, 2019 and 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $120,539 and $35,580 at December 31, 2019 and 2018, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(7)     SEPARATE ACCOUNTS

        Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the
        Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and
        contractholders.

  41

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

        The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company's general account, is included in the non-guaranteed column below.

        Information regarding the separate accounts of the Company was as follows:

                                                                       NON-INDEXED
                                                                     GUARANTEE LESS      NON-INDEXED
                                                                     THAN / EQUAL TO      GUARANTEE         NON-
                                                                           4%           MORE THAN 4%     GUARANTEED        TOTAL
                                                                    ----------------  ---------------  ------------    ------------

        Premiums, considerations or deposits
         for year ended December 31, 2019                              $  9,210              $--        $ 3,082,126    $  3,091,336
                                                                    ----------------  ---------------  ------------    ------------

                                                                         NON-INDEXED
                                                                       GUARANTEE LESS      NON-INDEXED
                                                                       THAN / EQUAL TO      GUARANTEE         NON-
                                                                             4%           MORE THAN 4%     GUARANTEED       TOTAL
                                                                      ----------------  ---------------  -------------  ------------

        Reserves at December 31, 2019
          For accounts with assets at:
           Fair value                                                    $ 604,445             $--       $ 28,800,332   $2 9,404,777
                                                                      ----------------  ---------------  -------------  ------------

                                                                        NON-INDEXED
                                                                      GUARANTEE LESS     NON-INDEXED
                                                                      THAN / EQUAL TO     GUARANTEE         NON-
                                                                            4%          MORE THAN 4%     GUARANTEED        TOTAL
                                                                     ----------------  ---------------  ------------  ------------

        Reserves at December 31, 2019
         By withdrawal characteristics:
           With fair value adjustment                                   $ 555,766             $--       $         --  $    555,766
           At fair value                                                   28,948              --         28,786,715    28,815,663
           Not subject to discretionary
             withdrawal                                                    19,731              --             13,617        33,348
                                                                     ----------------  ---------------  ------------  ------------
              Total                                                     $ 604,445             $--       $ 28,800,332  $2 9,404,777
                                                                     ================  ===============  ============  ============

        The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

  42

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

        Reconciliation of net transfer to (from) separate accounts:

                                                                                                                         2019
                                                                                                                     --------------

        Transfers as reported in the summary of operations of the
          Annual Statement of the Separate Accounts:
            Transfers to separate accounts                                                                           $   3,091,336
            Transfers from separate accounts                                                                            (2,830,474)
                                                                                                                     --------------
               Net transfers to (from) separate accounts                                                                   260,862

        Reconciling adjustments:
            Investment expenses and other activity not included in transfers out in
             Annual Statement of the Separate Accounts                                                                    (180,675)
            Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement                                  277,734
            Fees associated with charges for investment management and contract guarantees                                (110,307)
                                                                                                                     --------------
             Total reconciling adjustments                                                                                 (13,248)
                                                                                                                     --------------
               Total transfers reported in the statutory statements of operations                                    $     247,614
                                                                                                                     ==============

(8)     FEDERAL INCOME TAXES

        Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% in 2019 and 2018 and 35% in
        2017 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

                                                                                                   2019         2018        2017
                                                                                                -----------  ----------  -----------

        Provision computed at statutory rate                                                    $  (14,511)  $   8,213    $ 142,346
        IMR amortization                                                                             1,591         987          310
        Dividends received deduction                                                               (22,393)    (21,686)     (24,957)
        Tax credits                                                                                (10,387)     (7,903)      (6,698)
        Sale of subsidiary                                                                              --          --      (64,700)
        Policyholder liabilities                                                                        --      (2,133)          --
        Non-admitted assets                                                                         (3,948)     (3,080)      17,824
        Tax Cuts and Jobs Act of 2017 adjustment                                                        --          --      130,263
        Expense adjustments and other                                                               (2,850)       (233)      (1,258)
                                                                                                -----------  ----------  -----------
           Total tax                                                                            $  (52,498)  $ (25,835)   $ 193,130
                                                                                                ===========  ==========  ===========

        Federal income taxes incurred                                                           $   10,477   $   2,442    $   4,275
        Tax on capital losses/gains                                                                 55,196       5,459      108,015
        Change in net deferred income taxes                                                       (118,171)    (33,736)      80,840
                                                                                                -----------  ----------  -----------
           Total statutory income taxes                                                         $  (52,498)  $ (25,835)   $ 193,130
                                                                                                ===========  ==========  ===========

  43

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

        The components of incurred income tax expense for the years ended
        December 31 were as follows:

                                                                                                   2019        2018         2017
                                                                                                -----------  ----------  -----------

        Tax on income                                                                           $   34,423   $  16,278    $  12,208
        Tax credits                                                                                (10,387)     (7,903)      (6,698)
        Tax on capital losses/gains                                                                 55,196       5,459      108,015
        Other taxes                                                                                (13,559)     (5,933)      (1,235)
                                                                                                -----------  ----------  -----------
           Total incurred income tax expense                                                    $   65,673   $   7,901    $ 112,290
                                                                                                ===========  ==========  ===========

        The components of the net deferred tax asset as of December 31 were as follows:

        DECEMBER 31, 2019                                                                    ORDINARY        CAPITAL        TOTAL
        -------------------------------------------------------------------------------     -----------    ----------    -----------

        Gross deferred tax assets                                                           $  418,484      $ 63,999     $  482,483
        Deferred tax assets non-admitted                                                       (37,900)           --        (37,900)
                                                                                            -----------    ----------    -----------
                                                                                               380,584        63,999        444,583
        Deferred tax liabilities                                                              (164,729)      (60,033)      (224,762)
                                                                                            -----------    ----------    -----------
          Net admitted deferred tax asset                                                   $  215,855      $  3,966     $  219,821
                                                                                            ===========    ==========    ===========

        DECEMBER 31, 2018                                                                    ORDINARY        CAPITAL        TOTAL
        -------------------------------------------------------------------------------     -----------    ----------    -----------

        Gross deferred tax assets                                                           $  408,277      $ 18,748     $  427,025
        Deferred tax assets non-admitted                                                      (113,545)           --       (113,545)
                                                                                            -----------    ----------    -----------
                                                                                               294,732        18,748        313,480
        Deferred tax liabilities                                                              (130,038)      (46,229)      (176,267)
                                                                                            -----------    ----------    -----------
          Net admitted deferred tax asset                                                   $  164,694      $(27,481)    $  137,213
                                                                                            ===========    ==========    ===========

                                                                                                  CHANGE      CHANGE       CHANGE
                                                                                                 ORDINARY     CAPITAL       TOTAL
                                                                                                -----------  ----------  -----------

        Gross deferred tax assets                                                               $   10,207   $  45,251   $   55,458
        Deferred tax assets non-admitted                                                            75,645          --       75,645
                                                                                                -----------  ----------  -----------
                                                                                                    85,852      45,251      131,103
        Deferred tax liabilities                                                                   (34,691)    (13,804)     (48,495)
                                                                                                -----------  ----------  -----------
          Net admitted deferred tax asset                                                       $   51,161   $  31,447   $   82,608
                                                                                                ===========  ==========  ===========

  44

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

        The amounts of adjusted gross deferred tax assets admitted as of
        December 31 were as follows:

        DECEMBER 31, 2019                                                                      ORDINARY      CAPITAL         TOTAL
        --------------------------------------------------------------------------------      ----------    ----------     ---------

        Federal income taxes paid in prior years recoverable through loss carrybacks          $       --     $  37,512     $  37,512
        Adjusted gross deferred tax assets expected to be realized within three years            175,582         6,727       182,309
        Adjusted gross deferred tax assets offset by gross deferred tax liabilities              205,002        19,760       224,762
                                                                                              ----------    ----------     ---------
          Deferred tax assets admitted                                                        $  380,584     $  63,999     $ 444,583
                                                                                              ==========    ==========     =========

        The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2019 was $432,982.

        DECEMBER 31, 2018                                                                      ORDINARY       CAPITAL        TOTAL
        ---------------------------------------------------------------------------------     ----------     ---------     ---------

        Federal income taxes paid in prior years recoverable through loss carrybacks           $      --      $ 10,303     $  10,303
        Adjusted gross deferred tax assets expected to be realized within three years            126,391           519       126,910
        Adjusted gross deferred tax assets offset by gross deferred tax liabilities              168,341         7,926       176,267
                                                                                              ----------     ---------     ---------
          Deferred tax assets admitted                                                         $ 294,732      $ 18,748     $ 313,480
                                                                                              ==========     =========     =========

        The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $399,695.

        The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

                                                                                                               2019          2018
                                                                                                            ----------   -----------

        Ratio percentage                                                                                          924%          917%
        Capital and surplus used                                                                            $2,886,544    $2,664,636

        As of December 31, 2019 the availability of tax planning strategies did not result in a change in the Company's deferred tax asset. The availability of tax planning strategies resulted in an increase of the
        Company's adjusted gross deferred tax asset by approximately 16% of which all was ordinary for tax purposes as of December 31, 2018.

        The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 2% as of December 31,
        2019 of which all was ordinary for tax purposes. The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 26% as of December 31, 2018 of which all was ordinary for tax purposes.

        The Company did not use any reinsurance tax planning strategies.

  45

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

         The tax effects of temporary differences that give rise to the
         Company's net deferred federal tax asset as of December 31 were as follows:

                                                                                                              2019         2018
                                                                                                           -----------  ------------

         Deferred tax assets:
           Ordinary:
            Policyholder liabilities                                                                       $  192,472   $   146,038
            Investments                                                                                           203        40,837
            Deferred acquisition costs                                                                        167,563       170,997
            Pension and postretirement benefits                                                                16,318        13,238
            Non-admitted assets                                                                                32,341        28,393
            Other                                                                                               9,587         8,774
                                                                                                           -----------  ------------
              Gross ordinary deferred tax assets                                                              418,484       408,277
         Non-admitted ordinary deferred tax assets                                                            (37,900)     (113,545)
                                                                                                           -----------  ------------
            Admitted ordinary deferred tax asset                                                              380,584       294,732
           Capital:
            Investments                                                                                        63,092        15,395
            Net unrealized capital losses                                                                         907         3,353
                                                                                                           -----------  ------------
              Gross capital deferred tax assets                                                                63,999        18,748
         Non-admitted capital deferred tax assets                                                                  --            --
                                                                                                           -----------  ------------
            Admitted capital deferred tax asset                                                                63,999        18,748
                                                                                                           -----------  ------------
            Admitted deferred tax assets                                                                      444,583       313,480

         Deferred tax liabilities:
           Ordinary:
            Investments                                                                                        59,267         8,991
            Fixed assets                                                                                       10,747         6,992
            Deferred and uncollected premium                                                                    8,436        30,311
            Policyholder liabilities                                                                           45,087        55,993
            Computer software                                                                                   9,327         9,557
            Other                                                                                              31,865        18,194
                                                                                                           -----------  ------------
              Gross ordinary deferred tax liabilities                                                         164,729       130,038
           Capital:
            Investments                                                                                            78           162
            Net unrealized capital gains                                                                       59,955        46,067
                                                                                                           -----------  ------------
              Gross capital deferred tax liabilities                                                           60,033        46,229
                                                                                                           -----------  ------------
                Gross deferred tax liabilities                                                                224,762       176,267
                                                                                                           -----------  ------------
                  Net deferred tax asset                                                                   $  219,821   $   137,213
                                                                                                           ===========  ============

         As of December 31, 2019 and 2018, management determined that a valuation allowance was not required for these gross deferred tax items based on management's assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

  46

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

         The change in net deferred income taxes is comprised of the following:

                                                                                                          2019          2018
                                                                                                       ------------  ------------

         Total deferred tax assets                                                                     $   482,483   $   427,025
         Total deferred tax liabilities                                                                   (224,762)     (176,267)
                                                                                                       ------------  ------------
         Change in net deferred income tax                                                             $   257,721   $   250,758
                                                                                                       ============  ============
         Tax effect of deferred tax asset/deferred tax liability on unrealized capital gains (losses)
         Tax effect of deferred tax asset on liability for pension benefits

         Change in net deferred tax as reported in surplus
         Tax effect of deferred tax asset on statutory goodwill
         Tax effect of other surplus adjustment
         Tax effect of statutory reserve surplus adjustment on deferred tax asset

         Change in net deferred income tax asset

                                                                                                         CHANGE
                                                                                                       ------------

         Total deferred tax assets                                                                     $    55,458
         Total deferred tax liabilities                                                                    (48,495)
                                                                                                       ------------
         Change in net deferred income tax                                                                   6,963

         Tax effect of deferred tax asset/deferred tax liability on unrealized capital gains (losses)      106,479
         Tax effect of deferred tax asset on liability for pension benefits                                 (1,222)
                                                                                                       ------------
         Change in net deferred tax as reported in surplus                                                 112,220
         Tax effect of deferred tax asset on statutory goodwill                                               (323)
         Tax effect of other surplus adjustment                                                             (2,871)
         Tax effect of statutory reserve surplus adjustment on deferred tax asset                            9,145
                                                                                                       ------------
         Change in net deferred income tax asset                                                       $   118,171
                                                                                                       ============

         As of December 31, 2019, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.
         Total capital income taxes incurred in the current and prior years of
         $50,366 are available for recovery in the event of future net losses.

         No aggregate deposits were reported as admitted assets under Section
         6603 of the IRS Code as of December 31, 2019.

         A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

                                                                                                                    2019     2018
                                                                                                                  --------  --------

        Balance at beginning of year                                                                              $ 3,604   $ 4,221
        Additions based on tax positions related to current year                                                      300       216
        Additions (reductions) for tax positions of prior years                                                      (920)     (833)
                                                                                                                  --------  --------
          Balance at end of year                                                                                  $ 2,984   $ 3,604
                                                                                                                  ========  ========

         Included in the balance of unrecognized tax benefits at December 31,
         2019 are potential benefits of $2,984 that, if recognized, would affect the effective tax rate on income from operations.

         As of December 31, 2019, accrued interest and penalties of $188 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $19 is recognized as a current income tax benefit on the statutory statements of operations.

         At December 31, 2019, the Company does not expect a significant increase in tax contingencies within the next 12 months.

         On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax
         Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving

  47

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

       and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

       The NAIC's Statement of Statutory Accounting Principle No. 101 - Income
       Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the
       NAIC's Statutory Accounting Principles (E) Working Group issued
       Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs
       Act (INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law. INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101. In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

       The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of
       $98,159, of which $(48,980) was reflected in the change in unrealized capital gains and $16,876 was reflected in the change in non-admitted
       DTAs for the year ended December 31, 2017.

       A provisional amount of $43,029 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Tax Law requirements, which was immaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

       The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact. The impact of finalizing these items in 2018 was immaterial.

       All tax years through 2014 are closed. An amended 2015 tax return was filed late in 2018. 2016 and 2017 tax return adjustments were submitted to the IRS in late 2019 in connection with a limited scope audit of the
       2015 amended tax return. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2016,
       2017, or 2018 consolidated tax returns beyond the return adjustments submitted.

  48

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS

       The Company has investment advisory agreements with an affiliate,
       Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $31,830, $27,095 and $25,034 in
       2019, 2018 and 2017, respectively. As of December 31, 2019 and 2018, the amount due to Securian AM under these agreements was $13,530 and
       $11,624, respectively.

       The Company also has an agreement with SFS, an affiliated broker-dealer.
       Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,304, $1,152 and
       $1,200 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company also recognized commission expense of $90,644,
       $95,955 and $93,911 for the years ended December 31, 2019, 2018 and
       2017, respectively. The Company recognized commissions payable to SFS in the amounts of $2,067 and $1,943 at December 31, 2019 and 2018, respectively.

       Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated
       Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are
       transferred to the Company. For the years ended December 31, 2019, 2018 and 2017, the amounts transferred were $16,545, $16,577 and $15,872, respectively and is included in other income in the statements of operations.

       The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the
       Company incurs on behalf of its affiliates. At December 31, 2019 and
       2018, the amount payable to the Company was $15,586 and $16,428, respectively. The amount of expenses incurred by and reimbursed to the
       Company for the years ended December 31, 2019, 2018 and 2017 were
       $157,375, $116,194 and $130,322, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended
       December 31, 2019, 2018 and 2017 was $14,728, $2,605 and $18,730,
       respectively, and the amount payable to SFG at December 31, 2019 and
       2018 was $15,497 and $5,706, respectively. Settlements are made quarterly.

       Prior to November 29, 2017, the Company had a long-term lease arrangement with an affiliated company, Capital City Property
       Management, Inc. See note 16 Leases for related details.

       The Company has two group variable universal life policies with SFG. The
       Company received premiums of $7,600, $8,640 and $7,664 in 2019, 2018 and
       2017, respectively, for these policies. No claims were paid during 2019.
       The Company paid claims totaling $1,741 in 2018. No claims were paid during 2017. As of December 31, 2019 and 2018, reserves held under these policies were $88,296 and $71,518, respectively.

       Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $11,544, $10,844 and $11,412 in 2019,
       2018 and 2017, respectively.

       CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $3,081, $3,514 and $3,828 in
       2019, 2018 and 2017, respectively.

  49

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS (CONTINUED)

         The Company had agreements with an affiliate, PFC, which included bonds and short-term investments for the funding of PFC operations.
         For the year ended December 31, 2017, the amount of interest income recognized was $2,562.

         The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian
         Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company.
         Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2019, 2018 and 2017, the Company recognized
         $1,063, $5,128 and $5,521, respectively of net income from conversions. The amount receivable from Securian Life at December 31,
         2019 and 2018 was $351 and $4,383, respectively. These amounts are settled quarterly.

         The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the
         Company recognized expenses of $11,533, $12,860 and $10,277 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2019, 2018 and 2017, respectively, and the amount (receivable from) payable to Securian Life at December
         31, 2019 and 2018 was $857 and $3,314, respectively. Depending on
         Securian Life's mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the
         Company.

         The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2019 and 2018, the Company sold $25,100 and $40,200, respectively, of mortgage loans to Securian Life.

         The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life.
         Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

                                                                                                                 2019        2018
                                                                                                              ----------  ----------

         Admitted assets:
           Premiums deferred and uncollected                                                                  $  118,409  $  103,648
                                                                                                              ----------  ----------
             Total assets                                                                                     $  118,409  $  103,648
                                                                                                              ==========  ==========
         Liabilities
           Policy reserves:
             Life insurance                                                                                   $   73,891  $   60,283
             Accident and health                                                                                   1,400       1,031
             Policy claims in process of settlement                                                              184,625     164,107
             Other policy liabilities                                                                                445         127
             Accrued commissions and expenses                                                                      9,687       8,471
                                                                                                              ----------  ----------
              Total liabilities                                                                               $  270,048  $  234,019
                                                                                                              ==========  ==========

  50

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS (CONTINUED)

         For the years ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

                                                                                                      2019       2018       2017
                                                                                                   ----------  ---------  ---------

        Revenues:
          Premiums                                                                                 $  702,167  $ 637,616  $ 564,737
                                                                                                   ----------  ---------  ---------
           Total revenues                                                                             702,167    637,616    564,737

        Benefits and expenses:
          Policyholder benefits                                                                       593,333    562,402    483,995
          Commission expense                                                                           57,929     56,184     49,780
                                                                                                   ----------  ---------  ---------
           Total benefits and expenses                                                                651,262    618,586    533,775
                                                                                                   ----------  ---------  ---------
             Net income (loss)                                                                     $   50,905  $  19,030  $  30,962
                                                                                                   ==========  =========  =========

(10)     LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
         EXPENSES

         Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

                                                                                                   2019         2018        2017
                                                                                                -----------  ----------  -----------

         Balance at January 1                                                                   $  600,802   $  613,399   $  550,728
           Less: reinsurance recoverable                                                           493,136      526,764      469,933
                                                                                                -----------  ----------  -----------
         Net balance at January 1                                                                  107,666       86,635       80,795
         Incurred related to:
           Current year                                                                            154,762      119,526       96,215
           Prior years                                                                             (15,049)       7,564        6,307
                                                                                                -----------  ----------  -----------
         Total incurred                                                                            139,713      127,090      102,522
                                                                                                -----------  ----------  -----------
         Paid related to:
           Current year                                                                             74,252       51,180       49,196
           Prior years                                                                              52,511       54,879       47,486
                                                                                                -----------  ----------  -----------
         Total paid                                                                                126,763      106,059       96,682
                                                                                                -----------  ----------  -----------
         Net balance at December 31                                                                120,616      107,666       86,635
           Plus: reinsurance recoverable                                                           518,958      493,136      526,764
                                                                                                -----------  ----------  -----------
         Balance at December 31                                                                 $  639,574   $  600,802   $  613,399
                                                                                                ===========  ==========  ===========

         The liability for unpaid accident and health claim adjustment expenses as of December 31, 2019 and 2018 was $3,337 and $2,766, respectively, and is included in the table above.

         As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased (decreased) $(15,049), $7,564, $6,307 in 2019, 2018 and
         2017, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

  51

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(10)  LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
      EXPENSES (CONTINUED)

        The Company incurred $4,578 and paid $4,007 of claim adjustment expenses in the current year, of which $1,288 of the paid amount was attributable to insured and covered events of prior years.

(11)    BUSINESS COMBINATIONS AND GOODWILL

        Aggregate goodwill related to acquisitions made in prior years was
        $31,104 and $37,325 as of December 31, 2019 and 2018, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was
        $6,221, $6,384 and $6,400 for the year ended December 31, 2019, 2018 and 2017, respectively.

(12)    PENSION PLANS AND OTHER RETIREMENT PLANS

        Pension and Other Postretirement Plans
        ----------------------------------------

        The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

        The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

        The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                                          PENSION BENEFITS        OTHER BENEFITS
                                                                                        ----------------------  --------------------
                                                                                          2019         2018       2019       2018
                                                                                        ----------  ----------  ---------  ---------

        Change in benefit obligation:
        Benefit obligation at beginning of year                                         $  43,688    $ 48,093   $  4,493   $  4,951
        Service cost                                                                           --          --        157        172
        Interest cost                                                                       2,033       1,982        182        169
        Actuarial loss (gain)                                                               4,858      (4,112)       306       (343)
        Benefits paid                                                                      (2,543)     (2,275)      (207)      (456)
                                                                                        ----------  ----------  ---------  ---------
        Benefit obligation at end of year                                               $  48,036    $ 43,688   $  4,931   $  4,493
                                                                                        ==========  ==========  =========  =========
        Change in plan assets:
        Fair value of plan assets at beginning of year                                  $  47,134    $ 45,519   $     --   $     --
        Actual return on plan assets                                                        1,609       1,608         --         --
        Employer contribution                                                               2,550       2,282        207        456
        Benefits paid                                                                      (2,543)     (2,275)      (207)      (456)
                                                                                        ----------  ----------  ---------  ---------
        Fair value of plan assets at end of year                                        $  48,750    $ 47,134   $     --   $     --
                                                                                        ==========  ==========  =========  =========

        Funded status                                                                   $     714    $  3,446   $ (4,931)  $ (4,493)

        Assets:
        Prepaid plans assets                                                            $  11,676    $  9,592   $     --   $     --
        Overfunded plan assets                                                            (10,962)     (6,146)        --         --
                                                                                        ----------  ----------  ---------  ---------
          Total assets                                                                        714       3,446         --         --

  52

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

                                                                                                PENSION BENEFITS
                                                                                             ----------------------
                                                                                               2019         2018
                                                                                             ----------   ---------

        Liabilities recognized:
        Accrued benefit costs                                                                $      --    $     --
        Liability for benefits                                                                      --          --
                                                                                             ----------   ---------
        Total liabilities recognized                                                         $      --    $     --
                                                                                             ==========   =========

        Unrecognized liabilities                                                             $    (714)   $(3,446)

        Weighted average assumptions used to determine benefit obligations:
        Discount rate                                                                            3.29%       4.34%
        Rate of compensation increase                                                            0.00%       0.00%

        Weighted average assumptions used to determine net periodic benefit costs:
        Expected long-term return on plan assets                                                 3.75%       3.75%
        Discount rate                                                                            4.34%       3.66%

        Components of net periodic benefit costs:
        Service cost                                                                         $      --    $     --
        Interest cost                                                                            2,033       1,982
        Expected return on plan assets                                                          (1,767)     (1,707)
        Amount of prior service cost recognized                                                     --          --
        Amount of recognized actuarial loss (gain)                                                 201         857
                                                                                             ----------   ---------
        Net periodic benefit cost                                                            $     467    $  1,132
                                                                                             ==========   =========
        Amounts in unassigned surplus recognized as components of net periodic benefit costs:
        Items not yet recognized as a component of net periodic benefit cost - prior year    $   6,146    $ 11,016
        Net prior service (cost) credit recognized                                                  --          --
        Net (gain) loss arising during the period                                                5,017      (4,013)
        Net gain (loss) recognized                                                                (201)       (857)
                                                                                             ----------   ---------
        Items not yet recognized as a component of net periodic benefit cost - current year  $  10,962    $  6,146
                                                                                             ==========   =========
        Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
        Net prior service cost (credit)                                                      $      --    $     --
        Net recognized (gains) losses                                                              870         205

        Accumulated benefit obligation                                                       $  48,036    $ 43,688

                                                                                                OTHER BENEFITS
                                                                                             --------------------
                                                                                               2019       2018
                                                                                             ---------  ---------

        Liabilities recognized:
        Accrued benefit costs                                                                $  8,163   $  8,729
        Liability for benefits                                                                 (3,232)    (4,236)
                                                                                             ---------  ---------
        Total liabilities recognized                                                         $  4,931   $  4,493
                                                                                             =========  =========

        Unrecognized liabilities                                                             $ (3,232)  $ (4,236)

        Weighted average assumptions used to determine benefit obligations:
        Discount rate                                                                           3.32%      4.34%
        Rate of compensation increase                                                           0.00%      0.00%

        Weighted average assumptions used to determine net periodic benefit costs:
        Expected long-term return on plan assets                                                   --         --
        Discount rate                                                                           4.34%      3.66%

        Components of net periodic benefit costs:
        Service cost                                                                         $    157   $    172
        Interest cost                                                                             182        169
        Expected return on plan assets                                                             --         --
        Amount of prior service cost recognized                                                  (478)      (478)
        Amount of recognized actuarial loss (gain)                                               (220)      (205)
                                                                                             ---------  ---------
        Net periodic benefit cost                                                            $   (359)  $   (342)
                                                                                             =========  =========
        Amounts in unassigned surplus recognized as components of net periodic benefit costs:
        Items not yet recognized as a component of net periodic benefit cost - prior year    $ (4,236)  $ (4,576)
        Net prior service (cost) credit recognized                                                478        478
        Net (gain) loss arising during the period                                                 306       (343)
        Net gain (loss) recognized                                                                220        205
                                                                                             ---------  ---------
        Items not yet recognized as a component of net periodic benefit cost - current year  $ (3,232)  $ (4,236)
                                                                                             =========  =========
        Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
        Net prior service cost (credit)                                                      $   (478)  $   (478)
        Net recognized (gains) losses                                                            (151)      (202)

        Accumulated benefit obligation                                                       $  4,931   $  4,493

         The Company updated its assumptions as of December 31, 2019 and
         December 31, 2018 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

  53

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

       Estimated future benefit payments for pension and other postretirement benefits:

                                                                                                             PENSION     OTHER
                                                                                                            BENEFITS   BENEFITS
                                                                                                            --------   --------

       2020                                                                                                  $ 2,771    $  266
       2021                                                                                                    2,792       277
       2022                                                                                                    2,865       293
       2023                                                                                                    3,012       296
       2024                                                                                                    2,990       293
       2025 - 2029                                                                                            14,737     1,499

       For measurement purposes, a 6.20% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2019. The rate was assumed to decrease gradually to 4.00% for 2075 and remain at that level thereafter.

       The assumptions presented herein are based on pertinent information available to management as of December 31, 2019 and 2018. Actual results could differ from those estimates and assumptions

       Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

       The Company's non-contributory defined benefit plan's assets were allocated 100% to the insurance company general account at both December
       31, 2019 and 2018. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

       In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial
       Instruments for further discussion on these levels.

       The following tables summarize the Company's pension benefit plans'
       financial assets measured at fair value:

       DECEMBER 31, 2019                                                                LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
       ------------------------------------------------------------------------------   -------   -------   --------  --------

       Insurance company general account                                                  $--       $--     $48,750   $ 48,750

       DECEMBER 31, 2018                                                                LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
       ------------------------------------------------------------------------------   -------   -------   --------  --------

       Insurance company general account                                                  $--       $--     $47,134   $ 47,134

       INSURANCE COMPANY GENERAL ACCOUNT

       Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

  54

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

       Profit Sharing Plans
       -------------

       The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2019, 2018 and 2017 of $1,460, $1,351 and $1,426, respectively.

(13)   CAPITAL AND SURPLUS AND DIVIDENDS

       During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647.
       During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and common stocks in the amount of $3,563.

       Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2019 statutory results, the maximum amount available for the payment of dividends during 2020 by Minnesota Life
       Insurance Company without prior regulatory approval is $314,887.

       For the year ended December 31, 2019, there were no capital contributions from SFG to the Company. For the year ended December 31,
       2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507.
       During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG.

       Other than noted above, there are no restrictions placed on the
       Company's unassigned surplus, including for whom the surplus is being held.

       The Company is required to meet certain minimum risk-based capital (RBC)
       requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2019 and 2018.

(14)   REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2019 and 2018, policy reserves are reflected net of reinsurance ceded of $1,344,783 and $1,443,151, respectively.

  55

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(14)  REINSURANCE (CONTINUED)

        Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

                                                                                                2019          2018         2017
                                                                                             ----------   ------------  ----------

        Direct premiums and annuity considerations                                           $8,882,759   $ 7,617,352   $7,734,636
        Reinsurance assumed                                                                     728,074       662,543      589,467
        Reinsurance ceded                                                                     (988,690)      (733,257)   (737,458)
                                                                                             ----------   ------------  ----------
         Total premiums and annuity considerations                                           $8,622,143   $ 7,546,638   $7,586,645
                                                                                             ==========   ============  ==========

        The Company has a reinsurance agreement with Securian Life as discussed in detail in note 9 Related Party Transactions which is included in the reinsurance assumed information above.

        Reinsurance recoveries on ceded reinsurance contracts were $739,150,
        $569,139 and $529,556 during 2019, 2018 and 2017, respectively.

        As of December 31, 2019, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

        COMPANY REPRESENTATIVE                                         REINSURER
        ------------------------------------------------------------   -------------------------------------------------------------

        Agent of the Company                                           Argent Reinsurance, LTD
        Agent of the Company                                           Futural Life Insurance Company
        Agent of the Company                                           WFI Reinsurance, LTD
        Agent of the Company                                           Atlantic Security Life Insurance Company, LTD
        Administrative representative of the Company                   Southwest Business Corporation

(15)    COMMITMENTS AND CONTINGENCIES

        The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies
        (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

        The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2019 and 2018, these securities were reported at $0 and $36,901, respectively.

  56

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(15)  COMMITMENTS AND CONTINGENCIES (CONTINUED)

       The Company has long-term commitments to fund alternative investments and real estate investments totaling $503,962 as of December 31, 2019.
       The Company estimates that $202,000 of these commitments will be invested in 2020, with the remaining $301,962 invested over the next four years.

       As of December 31, 2019, the Company had committed to originate mortgage loans totaling $349,355 but had not completed the originations.

       As of December 31, 2019, the Company had committed to purchase bonds totaling $59,636 but had not completed the purchase transactions.

       The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2019 and 2018, the assets held in trust were $536,034 and $567,327, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

       In connection with the dissolution of MIMLIC Life Insurance Company, the
       Company has agreed to guarantee all obligations and liabilities of
       MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

       The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2019
       and 2018, this liability was $565 and $996, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,665 and
       $3,847 as of December 31, 2019 and 2018, respectively. These assets are being amortized over a five-year period.

(16)   LEASES

       Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the year ended December 31, 2017 was $7,499. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2020, $1,493; 2021,
       $1,164; 2022, $834; 2023, $630; 2024, $441. Income from these leases was
       $3,200, $3,754 and $2,189 for the years ended December 31, 2019, 2018 and 2017, respectively and is reported in net investment income on the statutory statements of operations.

(17)   BORROWED MONEY

       The Company has entered into a membership agreement with the Federal
       Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2019, the Company had entered into agreements with face amount and carrying value totaling $95,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus

  57

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(17)  BORROWED MONEY (CONTINUED)

       and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2019 have a maturity of three and seven years with principal due at those times. Interest rates are determined at the reset date and ranged from 2.64% to 3.18% during 2019. The Company paid
       $3,248, $5,364 and $4,110 in interest in 2019, 2018 and 2017, respectively, and accrued interest of $174 and $781 at December 31, 2019 and 2018, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus.
       During 2019 and 2018, the maximum amount borrowed from the FHLB was
       $145,000 and $350,000, respectively.

       The Company pledged $900,538 of bonds as collateral for FHLB borrowings as of December 31, 2019. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $715,766 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The maximum amount of collateral pledged to the FHLB during
       2019 and 2018 was $912,889 and $925,924, respectively.

       As of December 31, 2019 and 2018, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $3,800 and
       $5,800 at December 31, 2019 and 2018, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18)   SURPLUS NOTES

       In September 1995, the Company issued surplus notes with a face value of
       $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by
       Goldman, Sachs & Co. and CS First Boston, and are administered by the
       Company as registrar/paying agent. At December 31, 2019 and 2018, the balance of the surplus notes was $118,000.

       The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the
       Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2019 and 2018. The interest paid in 2019, 2018 and 2017 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2019 was $247,869. Interest is included in net investment income in the statutory statements of operations.

(19)   RETROSPECTIVELY RATED CONTRACTS

       The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

       The amount of net premiums written by the Company at December 31, 2019 that are subject to retrospective rating features was $555,093 which represented 31.8% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

  58

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(20)  ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
      CHARACTERISTICS

        INDIVIDUAL ANNUITIES

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------   ------------   ------------   -------------   ------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $    639,463    $  540,267    $          --   $  1,179,730     12.6%
          At book value less current surrender charges
            of 5% or more                                           491,378            --               --        491,378      5.3%
          At fair value                                                  --        28,948        6,003,399      6,032,347     64.6%
                                                               ------------   ------------   -------------   ------------    -------
            Total with market value adjustment or at fair
             Value                                                1,130,841       569,215        6,003,399      7,703,455     82.5%
          At book value without adjustment                          810,873            --               --        810,873      8.7%
        Not subject to discretionary withdrawal                     791,588        19,731           13,617        824,936      8.8%
                                                               ------------   ------------   -------------   ------------    -------
            Total                                              $  2,733,302    $  588,946    $   6,017,016   $  9,339,264    100.0%
                                                               ============   ============   =============   ============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $     38,241    $       --    $          --   $     38,241

        GROUP ANNUITIES

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------   ------------   ------------   -------------   ------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $  2,903,615    $       --    $          --   $  2,903,615     11.4%
          At book value less current surrender charges
            of 5% or more                                                --            --               --             --      0.0%
          At fair value                                                  --            --       19,481,974     19,481,974     76.6%
                                                               ------------   ------------   -------------   ------------    -------
            Total with market value adjustment or at fair
             Value                                                2,903,615            --       19,481,974     22,385,589     88.0%
          At book value without adjustment                           12,234            --               --         12,234      0.0%
        Not subject to discretionary withdrawal                   3,043,130            --               --      3,043,130     12.0%
                                                               ------------   ------------   -------------   ------------    -------
            Total                                              $  5,958,979    $       --    $  19,481,974   $ 25,440,953    100.0%
                                                               ============   ============   =============   ============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $         --    $       --    $          --   $         --

  59

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(20)  ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
      CHARACTERISTICS (CONTINUED)

        DEPOSIT TYPE CONTRACTS

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------  -------------   ------------  --------------  -------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $         --    $       --    $          --   $         --      0.0%
          At book value less current surrender charges
            of 5% or more                                                --            --               --             --      0.0%
          At fair value                                                  --            --               --             --      0.0%
                                                              -------------   ------------  --------------  -------------    -------
            Total with market value adjustment or at fair
             Value                                                       --            --               --             --      0.0%
          At book value without adjustment                        1,034,865            --               --      1,034,865     65.5%
        Not subject to discretionary withdrawal                     544,009            --               --        544,009     34.5%
                                                              -------------   ------------  --------------  -------------    -------
            Total                                              $  1,578,874    $       --    $          --   $  1,578,874    100.0%
                                                              =============   ============  ==============  =============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $         --    $       --    $          --   $         --

        As of December 31, 2019:

                                                                                                                          AMOUNT
                                                                                                                       ------------

        Life and Accident and Health Annual Statement:
          Annuities                                                                                                    $  8,690,417
          Supplementary contracts with life contingencies                                                                     7,118
          Deposit-type contracts                                                                                          1,573,620
                                                                                                                       ------------
           Total reported on Life and Accident and Health Annual Statement                                               10,271,155
                                                                                                                       ------------
        Annual Statement of the Separate Accounts:
          Exhibit 3 line 0299999, column 2                                                                               26,087,936
                                                                                                                       ------------
           Total reported on the Annual Statement of the Separate Accounts                                               26,087,936
                                                                                                                       ------------
             Combined total                                                                                            $ 36,359,091
                                                                                                                       ============

  60

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(21)  ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

                                                                                                      SEPARATE ACCOUNT -
                                                            GENERAL ACCOUNT                      GUARANTEED AND NON-GUARANTEED
                                              ------------------------------------------  -----------------------------------------
                                                 ACCOUNT         CASH                        ACCOUNT        CASH
        DECEMBER 31, 2019                         VALUE          VALUE         RESERVE        VALUE         VALUE          RESERVE
        ------------------------------------  ------------   ------------   ------------  -----------    -----------    -----------

        Subject to discretionary withdrawal,
          surrender values or policy loans:
          Term policies with cash value       $         --   $        --    $         --  $        --    $        --    $        --
          Universal life                         1,040,025     1,102,080       1,175,061           --             --             --
          Universal life with secondary
            guarantees                             208,376       173,722         486,795           --             --             --
          Indexed universal life                 5,474,783     4,977,061       5,335,316           --             --             --
          Indexed universal life with
            secondary guarantees                   948,713       835,706       1,241,490           --             --             --
          Indexed life                                  --            --              --           --             --             --
          Other permanent cash value life
            Insurance                            1,115,834     1,049,365       1,121,720           --             --             --
          Variable life                            400,004       703,122         620,116    2,924,964      2,517,576      2,849,441
          Variable universal life                   61,453        61,453          61,453      467,400        467,400        467,400
          Miscellaneous reserves                   239,047            --         239,047           --             --             --
        Not subject to discretionary
          withdrawal or no cash values:
          Term policies without cash value              --            --       1,030,433           --             --             --
          Accidental death benefits                     --            --              34           --             --             --
          Disability - active lives                     --            --          23,858           --             --             --
          Disability - disabled lives                   --            --         437,528           --             --             --
          Miscellaneous reserves                        --            --         683,479           --             --             --
                                              ------------   ------------   ------------  -----------    -----------    -----------
            Total                                9,488,235     8,902,509      12,456,330    3,392,364      2,984,976      3,316,841
             Reinsurance ceded                          --            --         759,928           --             --             --
                                              ------------   ------------   ------------  -----------    -----------    -----------
               Net total                      $  9,488,235   $ 8,902,509    $ 11,696,402  $ 3,392,364    $ 2,984,976    $ 3,316,841
                                              ============   ============   ============  ===========    ===========    ===========

         As of December 31, 2019:

                                                                                                                          AMOUNT
                                                                                                                      -------------

         Life and Accident and Health Annual Statement:
          Exhibit 5, Life insurance section, total (net)                                                              $   9,059,818
          Exhibit 5, Accidental death benefits sections, total (net)                                                             34
          Exhibit 5, Disability - active lives section, total (net)                                                          23,850
          Exhibit 5, Disability - disables lives section, total (net)                                                       384,140
          Exhibit 5, Miscellaneous reserves section, total (net)                                                          2,228,560
                                                                                                                      -------------
            Subtotal                                                                                                     11,696,402
         Separate Accounts Annual Statement:
          Exhibit 3 line 0199999, column 2                                                                                3,316,841
          Exhibit 3 line 0499999, column 2                                                                                       --
          Exhibit 3 line 0599999, column 2                                                                                       --
                                                                                                                      -------------
            Subtotal                                                                                                      3,316,841
                                                                                                                      -------------
              Combined total                                                                                          $  15,013,243
                                                                                                                      =============

  61

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(22)  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

        Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2019 were as follows:

                                                                                                                           NET OF
                                                                                                                GROSS      LOADING
                                                                                                             -----------  ----------

        Ordinary new business                                                                                $    8,897   $   5,075
        Ordinary renewal business                                                                                60,515      95,540
        Credit life                                                                                                 108         108
        Group life                                                                                                1,357       1,262
                                                                                                             -----------  ----------
          Subtotal                                                                                               70,877     101,985
           Premiums due and unpaid                                                                              162,711     152,976
           Portion of due and unpaid over 90 days                                                                  (256)       (256)
                                                                                                             -----------  ----------
          Net admitted asset                                                                                 $  233,332   $ 254,705
                                                                                                             ===========  ==========

(23)    SUBSEQUENT EVENTS

        Through April 2, 2020, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

  62

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                     Schedule of Selected Financial Data
                              December 31, 2019
                               (IN THOUSANDS)

Investment Income Earned:
    U.S. Government bonds                                                                                           $       15,033
    Other bonds (unaffiliated)                                                                                             666,960
    Bonds of affiliates                                                                                                         --
    Preferred stocks (unaffiliated)                                                                                          2,903
    Preferred stocks of affiliates                                                                                              --
    Common stocks (unaffiliated)                                                                                            17,955
    Common stocks of affiliates                                                                                                 --
    Mortgage loans                                                                                                         169,700
    Real estate                                                                                                             24,233
    Premium notes, policy loans and liens                                                                                   31,589
    Cash on hand and on deposit                                                                                               (153)
    Short-term investments                                                                                                   4,856
    Other invested assets                                                                                                   30,773
    Derivative instruments                                                                                                   2,003
    Aggregate write-ins for investment income                                                                                2,779
                                                                                                                    ---------------
      Gross investment income                                                                                       $      968,631
                                                                                                                    ===============
Real Estate Owned - Book Value less Encumbrances                                                                    $       59,103

Mortgage Loans - Book Value:
    Farm mortgages                                                                                                  $           --
    Residential mortgages                                                                                                       --
    Commercial mortgages                                                                                                 4,148,884
                                                                                                                    ---------------
      Total mortgage loans                                                                                          $    4,148,884
                                                                                                                    ===============

Mortgage Loans By Standing - Book Value:
    Good standing                                                                                                   $    4,147,528
    Good standing with restructured terms                                                                           $        1,356
    Interest overdue more than 90 days, not in foreclosure                                                          $           --
    Foreclosure in process                                                                                          $           --

Other Long Term Assets - Statement Value                                                                            $      816,359

Collateral Loans                                                                                                    $           --

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
    Bonds                                                                                                           $           --
    Preferred stocks                                                                                                $           --
    Common stocks                                                                                                   $      447,288

  63

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

               Schedule of Selected Financial Data (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
    Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
      Due within one year or less                                                                                   $    1,113,254
      Over 1 year through 5 years                                                                                        4,933,061
      Over 5 years through 10 years                                                                                      6,405,500
      Over 10 years through 20 years                                                                                     2,059,065
      Over 20 years                                                                                                      3,654,990
      No maturity date                                                                                                       3,050
                                                                                                                    ---------------
        Total by maturity                                                                                           $   18,168,920
                                                                                                                    ===============
    Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
      NAIC 1                                                                                                        $   10,803,753
      NAIC 2                                                                                                             6,773,502
      NAIC 3                                                                                                               530,214
      NAIC 4                                                                                                                56,405
      NAIC 5                                                                                                                 4,928
      NAIC 6                                                                                                                   118
                                                                                                                    ---------------
        Total by NAIC designation                                                                                   $   18,168,920
                                                                                                                    ===============

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded                                    $   13,714,974
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed                                   $    4,453,946

Preferred Stocks - Statement Value                                                                                  $       64,762
Common Stocks - Market Value                                                                                        $      933,690
Short-Term Investments and Cash Equivalents - Book Value                                                            $      218,053
Options, Caps & Floors Owned - Statement Value                                                                      $      749,326
Options, Caps & Floors Written and In Force - Statement Value                                                       $     (278,233)
Collar, Swap & Forward Agreements Open - Statement Value                                                            $       86,856
Futures Contracts Open - Current Value                                                                              $           --
Cash on Deposit                                                                                                     $      (71,472)

Life Insurance In Force:
    Industrial                                                                                                      $           --
    Ordinary                                                                                                        $   83,984,770
    Credit Life                                                                                                     $    6,165,772
    Group Life                                                                                                      $  545,698,545

Amount of Accidental Death Insurance In Force Under Ordinary Policies                                               $       34,555

Life Insurance Policies with Disability Provisions in Force:
    Industrial                                                                                                      $           --
    Ordinary                                                                                                        $      207,563
    Credit Life                                                                                                     $       50,839
    Group Life                                                                                                      $  291,066,817

  64

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

               Schedule of Selected Financial Data (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

Supplementary Contracts in Force:
   Ordinary - Not Involving Life Contingencies:
      Amount on Deposit                                                                                               $     124,892
      Income Payable                                                                                                  $       9,545
   Ordinary - Involving Life Contingencies:
      Income Payable                                                                                                  $         314
   Group - Not Involving Life Contingencies:
      Amount on Deposit                                                                                               $      18,327
      Income Payable                                                                                                  $          --
   Group - Involving Life Contingencies:
      Income Payable                                                                                                  $      28,647

Annuities:
   Ordinary:
      Immediate - Amount of Income Payable                                                                            $     111,846
      Deferred - Fully Paid - Account Balance                                                                         $   2,001,291
      Deferred - Not Fully Paid - Account Balance                                                                     $   6,675,779
   Group:
      Immediate - Amount of Income Payable                                                                            $     211,305
      Deferred - Fully Paid - Account Balance                                                                         $          --
      Deferred - Not Fully Paid - Account Balance                                                                     $      12,232

Accident and Health Insurance - Premiums In Force:
   Ordinary                                                                                                           $          --
   Group                                                                                                              $     500,531
   Credit                                                                                                             $      56,956

Deposit Funds and Dividend Accumulations:
   Deposit Funds - Account Balance                                                                                    $   1,371,776
   Dividend Accumulations - Account Balance                                                                           $      58,532

Claim Payments:
   Group Accident and Health:
      2019                                                                                                            $      60,496
      2018                                                                                                            $      32,209
      2017                                                                                                            $       7,331
      2016                                                                                                            $       1,879
      2015                                                                                                            $         907
      Prior                                                                                                           $       1,218
   Other Accident and Health:
      2019                                                                                                            $          15
      2018                                                                                                            $          --
      2017                                                                                                            $          --
      2016                                                                                                            $          --
      2015                                                                                                            $          --
      Prior                                                                                                           $          --
   Other Coverages that use Developmental Methods to Calculate Claims Reserves:
      2019                                                                                                            $       5,621
      2018                                                                                                            $       5,721
      2017                                                                                                            $       3,223
      2016                                                                                                            $       1,741
      2015                                                                                                            $         978
      Prior                                                                                                           $         814

See accompanying independent auditors' report.

  65

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

          Schedule of Supplemental Investment Risks Interrogatories
                              December 31, 2019
                               (IN THOUSANDS)

1.)    Total admitted assets (excluding separate accounts):                                             $26,633,182

2.)     10 Largest exposures to a single issuer/borrower/investment:

        ISSUER                                                                                            AMOUNT      PERCENTAGE
        --------------------------------------------------------------------------------------------   ------------   ----------

        FNMA - Loan Backed Securities                                                                  $   893,591          3.4%
        FHLMC - Loan Backed Securities                                                                 $   816,702          3.1%
        Securian Life Insurance Co                                                                     $   447,286          1.7%
        Goldman Sachs                                                                                  $   250,735          0.9%
        Wells Fargo                                                                                    $   246,424          0.9%
        BANK Commerical Mortgage Pass-Through                                                          $   179,842          0.7%
        Morgan Stanley                                                                                 $   145,679          0.5%
        UBS Commerical Mortgage Trust                                                                  $   133,633          0.5%
        JP Morgan                                                                                      $   130,168          0.5%
        Morgan Stanley Bank of America Trust                                                           $   125,437          0.5%

3.)     Total admitted assets held in bonds and preferred stocks by NAIC rating:

       BONDS                                           AMOUNT      PERCENTAGE     STOCKS       AMOUNT     PERCENTAGE
       -------------------------------------------   -----------   ----------   ---------    -----------  ----------

       NAIC-1                                        $10,803,753        40.6%      P/RP-1    $    17,400        0.1%
       NAIC-2                                        $ 6,773,502        25.4%      P/RP-2    $    33,348        0.1%
       NAIC-3                                        $   530,214         2.0%      P/RP-3    $    10,919        0.0%
       NAIC-4                                        $    56,405         0.2%      P/RP-4    $     3,095        0.0%
       NAIC-5                                        $     4,928         0.0%      P/RP-5    $        --        0.0%
       NAIC-6                                        $       118         0.0%      P/RP-6    $        --        0.0%

4.)     Assets held in foreign investments:

                                                                                                              AMOUNT      PERCENTAGE
                                                                                                          -------------  -----------

        Total admitted assets held in foreign investments:                                                $   1,331,389         5.0%
        Foreign-currency denominated investments of:                                                      $          --         0.0%
        Insurance liabilities denominated in that same foreign currency:                                  $          --         0.0%

5.)     Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                          AMOUNT      PERCENTAGE
                                                                                                       -----------   -----------

        Countries rated by NAIC-1                                                                      $ 1,302,176          4.9%
        Countries rated by NAIC-2                                                                      $     4,940          0.0%
        Countries rated by NAIC-3 or below                                                             $    24,273          0.1%

  66

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

6.)     Two largest foreign investment exposures to a single country, categorized by the country's
        NAIC sovereign rating:

                                                                                                             AMOUNT      PERCENTAGE
                                                                                                          ------------   -----------

        Countries rated by NAIC-1
           Country:                               Australia                                               $    359,591          1.4%
           Country:                               United Kingdom                                          $    343,931          1.3%
        Countries rated by NAIC-2
           Country:                               Mauritius                                               $      2,918          0.0%
           Country:                               Italy                                                   $      2,022          0.0%
        Countries rated by NAIC-3 or below
           Country:                               Guernsey                                                $     17,732          0.1%
           Country:                               Barbados                                                $      6,541          0.0%

7.)     Aggregate unhedged foreign currency exposure:

                                                                                                            AMOUNT      PERCENTAGE
                                                                                                         ------------   ----------

                                                                                                         $    68,118          0.3%

8.)     Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                        AMOUNT      PERCENTAGE
                                                                                                     ------------   ----------

       Countries rated by NAIC-1                                                                     $     67,243         0.3%
       Countries rated by NAIC-2                                                                     $        875         0.0%
       Countries rated by NAIC-3 or below                                                            $         --         0.0%

9.)     Two largest unhedged foreign currency exposures to a single country, categorized by the
        country's NAIC sovereign rating:

                                                                                                             AMOUNT      PERCENTAGE
                                                                                                          ------------   -----------

        Countries rated by NAIC-1
           Country:                               United Kingdom                                          $     20,497          0.1%
           Country:                               France                                                  $     12,666          0.0%
        Countries rated by NAIC-2
           Country:                               Italy                                                   $        875          0.0%
           Country:                               None                                                    $         --          0.0%
        Countries rated by NAIC-3 or below
           Country:                               None                                                    $         --          0.0%
           Country:                               None                                                    $         --          0.0%

10.)    10 Largest non-sovereign foreign issues:

        ISSUER                                   NAIC RATING                                                 AMOUNT      PERCENTAGE
        ---------------------------------------  ------------------------------------------------------  -------------   -----------

        Electricite de France                    1                                                       $      55,040         0.2%
        Hofer Financial Services                 1                                                       $      50,000         0.2%
        Takeda Pharmaceutical Co                 2                                                       $      41,907         0.2%
        Ausgrid                                  2                                                       $      35,000         0.1%
        TransGrid                                2                                                       $      35,000         0.1%
        Transurban Queensland                    2                                                       $      34,166         0.1%
        Intermediate Capital Group               2                                                       $      32,800         0.1%
        CSL Limited                              1                                                       $      30,000         0.1%
        Port of Melbourne                        2                                                       $      30,000         0.1%
        Diageo Capital PLC                       1                                                       $      28,744         0.1%

  67

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

11.)    There were no admitted assets held in Canadian investments and unhedged
        Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.)    There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.)    Admitted assets held in the largest 10 equity interests:

        ISSUER                                                                                            AMOUNT      PERCENTAGE
        --------------------------------------------------------------------------------------------   ------------   ----------

        Securian Life Insurance Co                                                                     $    447,286         1.7%
        Securian Asset Management Mutual Funds                                                         $     74,477         0.3%
        iShares Mutual Funds                                                                           $     68,947         0.3%
        Charles River Funds                                                                            $     32,171         0.1%
        AEA Funds                                                                                      $     32,002         0.1%
        Genstar Funds                                                                                  $     29,332         0.1%
        Draper Fisher Jurvetson Funds                                                                  $     26,449         0.1%
        Varde Funds                                                                                    $     24,656         0.1%
        First Reserve Funds                                                                            $     23,551         0.1%
        Maveron Funds                                                                                  $     18,357         0.1%

14.)    Admitted assets held in nonaffiliated, privately place equities:

                                                                                                              AMOUNT      PERCENTAGE
                                                                                                          -------------  -----------

        Aggregate statement value of investments held in nonaffiliated privately placed equities          $     718,025         2.7%

        3 Largest investments held in nonaffiliated, privately placed equities

                                                                                                        AMOUNT     PERCENTAGE
                                                                                                     -----------   -----------

       Charles River Funds                                                                           $    32,171         0.1%
       AEA Funds                                                                                     $    32,002         0.1%
       Genstar Funds                                                                                 $    29,332         0.1%

15.)    There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets.

  68

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

16.)    Admitted assets held in mortgage loans:

        10 Largest Annual Statement Schedule B aggregate mortgage interests:

        ISSUER                                   TYPE                                                        AMOUNT       PERCENTAGE
        ---------------------------------------  ------------------------------------------------------   ------------   -----------

        Massry Portfolio                         Commercial                                               $     61,056          0.2%
        IRET Apartment Portfolio                 Commercial                                               $     54,900          0.2%
        Novaya Industrial Portfolio,
         Novaya Wilmington Industrial,
         Novaya Industrial Portfolio             Commercial                                               $     43,750          0.2%
        Meritex-Atlanta                          Commercial                                               $     43,250          0.2%
        Wilshire Union Shopping Center           Commercial                                               $     41,000          0.2%
        Towers of Colonie Apartments             Commercial                                               $     38,627          0.1%
        Marshalls Plaza                          Commercial                                               $     31,725          0.1%
        Hubb NYC Portfolio                       Commercial                                               $     27,500          0.1%
        Concord Ave Medical                      Commercial                                               $     23,256          0.1%
        Kelsey II, Kelsey 1A1B, AON 31st         Commercial                                               $     22,317          0.1%

        Admitted assets held in the following categories of mortgage loans:

        CATEGORY                                                                                             AMOUNT       PERCENTAGE
        -----------------------------------------------------------------------------------------------   ------------   -----------

        Construction loans                                                                                $         --          0.0%
        Mortgage loans over 90 days past due                                                              $         --          0.0%
        Mortgage loans in the process of foreclosure                                                      $         --          0.0%
        Mortgage loans foreclosed                                                                         $         --          0.0%
        Restructured mortgage loans                                                                       $      1,356          0.0%

17.)    Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

       LOAN-TO-VALUE                             RESIDENTIAL                 COMMERCIAL                AGRICULTURAL
       -------------------------------   -------------------------    ------------------------   -------------------------

       Above 95%                         $        --          0.0%    $      --           0.0%   $         --        0.0%
       91% to 95%                        $        --          0.0%    $      --           0.0%   $         --        0.0%
       81% to 90%                        $        --          0.0%    $      --           0.0%   $         --        0.0%
       71% to 80%                        $        --          0.0%    $  44,764           0.2%   $         --        0.0%
       below 70%                         $        --          0.0%    $4,104,314          15.4%   $         --        0.0%

18.)    There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the
        five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

  69

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

19.)    There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.)    Total admitted assets subject to the following types of agreements:

                                                                                                 AT END OF EACH QUARTER
       AGREEMENT TYPE                                        AT YEAR END                   1ST QTR       2ND QTR       3RD QTR
       -------------------------------------------    ------------------------  -------------------    ----------    ----------

       Securities lending                             $        --               0.0%     $      --     $      --     $      --
       Repurchase                                     $        --               0.0%     $      --     $      --     $      --
       Reverse repurchase                             $        --               0.0%     $      --     $      --     $      --
       Dollar repurchase                              $        --               0.0%     $      --     $      --     $      --
       Dollar reverse repurchase                      $        --               0.0%     $      --     $      --     $      --

21.)    Warrants not attached to other financial instruments, options, caps, and floors:

                                                                          OWNED                   WRITTEN
                                                                -----------------------  -----------------------

       Hedging                                                  $      --          0.0%   $       --        0.0%
       Income generation                                        $      --          0.0%   $       --        0.0%
       Other                                                    $      --          0.0%   $       --        0.0%

22.)    Potential exposure for collars, swaps and forwards:

                                                                                                  AT END OF EACH QUARTER
                                                              AT YEAR END                  1ST QTR        2ND QTR      3RD QTR
                                                      -------------------------  ------------------    ----------    ----------

       Hedging                                        $    20,556                0.1%    $    8,160    $   15,818    $   20,680
       Income generation                              $        --                0.0%    $       --    $       --    $       --
       Replications                                   $        --                0.0%    $       --    $       --    $       --
       Other                                          $        --                0.0%    $        6    $       --    $       --

23.)    Potential exposure for future contracts:

                                                                                                  AT END OF EACH QUARTER
                                                              AT YEAR END                  1ST QTR        2ND QTR      3RD QTR
                                                      -------------------------  ------------------    ----------    ----------

       Hedging                                        $    33,855                0.1%    $   29,269    $   28,439    $   42,934
       Income generation                              $        --                0.0%    $       --    $       --    $       --
       Replications                                   $        --                0.0%    $       --    $       --    $       --
       Other                                          $        --                0.0%    $       --    $       --    $       --

See accompanying independent auditors' report.

  70

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                         Summary Investment Schedule
                              December 31, 2019
                               (IN THOUSANDS)

INVESTMENT CATEGORIES                                                    GROSS INVESTMENT HOLDINGS            ADMITTED ASSETS
--------------------------------------------------------------------   -----------------------------   -----------------------------

Long-term bonds
    US governments                                                     $     632,012           2.45%    $     632,012         2.46%
    All other governments                                                     26,324           0.10%           26,324         0.10%
    US states, territories and possessions, etc. guaranteed                    2,892           0.01%            2,892         0.01%
    US political subdivisions of states, territories, and
      possessions, guaranteed                                                 59,982           0.23%           59,982         0.23%
    US special revenue and special assessment obligations,
      etc. non-guaranteed                                                  2,454,697           9.51%        2,454,697         9.56%
    Industrial and miscellaneous                                          14,863,241          57.56%       14,863,241        57.85%
    Hybrid securities                                                         30,085           0.12%           30,085         0.12%
    SVO identified funds                                                       3,050           0.01%            3,050         0.01%
                                                                       --------------   ------------    --------------  -----------
       Total long-term bonds                                           $  18,072,283          69.99%    $  18,072,283        70.34%

Preferred stocks
    Industrial and miscellaneous (unaffiliated)                        $      64,762           0.25%    $      64,762         0.25%
                                                                       --------------   ------------    --------------  -----------
       Total preferred stocks                                          $      64,762           0.25%    $      64,762         0.25%

Common stocks
    Industrial and miscellaneous publicly traded (unaffiliated)        $     321,557           1.25%    $     321,557         1.25%
    Industrial and miscellaneous other (unaffiliated)                         14,340           0.05%           14,340         0.05%
    Parents, subsidiaries and affiliates other                               447,297           1.73%          447,288         1.74%
    Mutual funds                                                             150,505           0.58%          150,505         0.59%
                                                                       --------------   ------------    --------------  -----------
       Total common stocks                                             $     933,699           3.61%    $     933,690         3.63%

Mortgage loans
    Commercial mortgages                                               $   4,149,078          16.07%    $   4,148,884        16.15%
                                                                       --------------   ------------    --------------  -----------
       Total mortgage loans                                            $   4,149,078          16.07%    $   4,148,884        16.15%

Real estate
    Properties occupied by the company                                 $      59,103           0.23%    $      59,103         0.23%
                                                                       --------------   ------------    --------------  -----------
       Total real estate                                               $      59,103           0.23%    $      59,103         0.23%

Cash, cash equivalents and short-term investments
    Cash                                                               $     (71,472)         -0.28%    $     (71,472)       -0.28%
    Cash equivalents                                                         210,912           0.82%          210,912         0.82%
    Short-term investments                                                     7,141           0.03%            7,141         0.03%
                                                                       --------------   ------------    --------------  -----------
       Total cash, cash equivalents and short-term investments         $     146,581           0.57%    $     146,581         0.57%

Policy loans                                                           $     592,046           2.29%    $     588,342         2.29%

Derivatives                                                            $     845,188           3.27%    $     845,188         3.29%

Other invested assets                                                  $     942,127           3.65%    $     816,359         3.18%

Receivable for securities                                              $      18,126           0.07%    $      17,186         0.07%
                                                                       --------------   ------------    --------------  -----------

Total invested assets                                                  $  25,822,993         100.00%    $  25,692,378       100.00%
                                                                       ==============   ============    ==============  ===========

See accompanying independent auditors' report.

  71

     (Continued)

PART C: OTHER INFORMATION
Item 26.    Exhibits
The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.
Item 27.    Directors and Officers of the Minnesota Life Insurance Company
Name and Principal Business Address	Position and Offices with Minnesota Life
Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Corporate Compliance Officer & Chief Privacy Officer
Barbara A. Baumann Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Business Services
Michael P. Boyle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President - Law
Mary K. Brainerd 1823 Park Avenue Mahtomedi, MN 55115	Director
Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CCO Individual Solutions
Gary R. Christensen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary
George I. Connolly Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Individual Solutions
Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Business Services
Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary-CFO Individual Solutions
Julio A. Fesser Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Facilities
Benjamin G. S. Fowke III Chairman, President and CEO Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director

Name and Principal Business Address	Position and Offices with Minnesota Life
Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Chief Strategy & Enterprise Technology Officer
Sara H. Gavin President, North America Weber Shandwick 510 Marquette Avenue 13F Minneapolis, MN 55402	Director
Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President & Chief Risk Officer
Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director
Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO
John H. Hooley 4623 McDonald Drive Overlook Stillwater, MN 55082	Director
Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Marketing
Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary –Affinity Solutions
Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Corporate Tax and Treasurer
Kent O. Peterson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary – CFO Retirement Solutions
Trudy A. Rautio 5000 France Avenue South #23 Edina, MN 55410-2060	Director
Robert L. Senkler 557 Portsmouth Court Naples, FL 34110	Director
Bruce P. Shay Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director and Executive Vice President

Name and Principal Business Address	Position and Offices with Minnesota Life
Mark W. Sievers Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Audit Executive
Mary L. Streed Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – HRBP & Associate Experience
John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Controller
Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Executive Vice President and Chief Financial Officer
Item 28.    Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account
Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:
Securian Holding Company (Delaware)
Wholly-owned subsidiaries of Securian Holding Company:
Securian Financial Group, Inc. (Delaware)
Robert Street Property Management, Inc.
Wholly-owned subsidiaries of Securian Financial Group, Inc.:
Minnesota Life Insurance Company
Securian Ventures, Inc.
Securian Asset Management, Inc.
Securian Financial Services, Inc.
Securian Casualty Company
Ochs, Inc.
Lowertown Capital, LLC (Delaware)
Securian Holding Company Canada, Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Minnesota Life Insurance Company:
Allied Solutions, LLC (Indiana)
Securian Life Insurance Company
Marketview Properties, LLC
Marketview Properties II, LLC
Marketview Properties III, LLC
Marketview Properties IV, LLC
Oakleaf Service Corporation
Securian AAM Holdings, LLC (Delaware)
Majority-owned subsidiary of Securian AAM Holdings, LLC:
Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):
Securian Canada, Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):
Canadian Premier Life Insurance Company (Ontario, Canada)
CRI Canada Ltd. (British Columbia, Canada)
Canadian Premier General Insurance Company (Ontario, Canada)
Selient, Inc. (Ontario, Canada)
Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:
Securian Funds Trust
Majority-owned subsidiary of Securian Financial Group, Inc.:
Empyrean Holding Company, Inc. (Delaware)
Securian Trust Company, N.A.
Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):
Empyrean Benefit Solutions, Inc. (Delaware)
Wholly-owned subsidiaries of Empyrean Benefit Solutions, Inc. (Delaware):
Empyrean Insurance Services, Inc. (Texas)
Spinnaker Holdings, LLC (Delaware)
Wholly-owned subsidiaries of Spinnaker Holdings, LLC (Delaware):
Bloom Health Insurance Agency, LLC (Delaware)
Bloom Health Services, LLC (Delaware)
Fifty percent-owned subsidiary of Minnesota Life Insurance Company:
CRI Securities, LLC
Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.
Item 29.    Indemnification
The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.
Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Minnesota Life Variable Life Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30.    Principal Underwriters
(a)	Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
Variable Fund D
Variable Annuity Account
Minnesota Life Variable Life Account
Minnesota Life Individual Variable Universal Life Account
Minnesota Life Variable Universal Life Account
Securian Life Variable Universal Life Account
(b)	The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

Name and Principal Business Address	Positions and Offices with Underwriter
George I. Connolly Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	President, Chief Executive Officer and Director
Gary R. Christensen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director
Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director
Jeffrey D. McGrath Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President
Kimberly K. Carpenter Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Senior Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer
Kjirsten G. Zellmer Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President - Strategy and Business Operations

Name and Principal Business Address	Positions and Offices with Underwriter
Kristin M. Ferguson Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Financial Officer, Treasurer and Financial Operations Principal
(c)	All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation
Securian Financial Services, Inc.	$7,318,329	—	—	—
Item 31.     Location of Accounts and Records
The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.
Item 32.     Management Services
None.
Item 33.     Fee Representation
Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 333-109853, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and the State of Minnesota, on the 28th day of April, 2020.
MINNESOTA LIFE VARIABLE LIFE ACCOUNT
(Registrant)
By:  MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By  /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and the State of Minnesota, on the 28th day of April, 2020.
MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By  /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the dates indicated.
Signature	Title	Date
/s/ Christopher M. Hilger Christopher M. Hilger	Chairman of the Board, President and Chief Executive Officer	April 28, 2020
* Robert L. Senkler	Director
* Mary K. Brainerd	Director
* Gary R. Christensen	Director
* Benjamin G.S. Fowke III	Director
* Sara H. Gavin	Director
* Eric B. Goodman	Director

Signature	Title	Date
* John H. Hooley	Director
* Trudy A. Rautio	Director
* Bruce P. Shay	Director
* Warren J. Zaccaro	Director
/s/ Warren J. Zaccaro Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief financial officer)	April 28, 2020
/s/ Warren J. Zaccaro Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief accounting officer)	April 28, 2020
/s/ Ted J. Nistler Ted J. Nistler	Second Vice President and Treasurer (treasurer)	April 28, 2020
/s/ Gary R. Christensen Gary R. Christensen	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary	April 28, 2020
* Pursuant to power of attorney dated October 14, 2019, a copy of which is filed herewith.

EXHIBIT INDEX
Exhibit Number	Description of Exhibit
26 (a)	Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated October 21, 1985, previously filed as Exhibit 26(a) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
26 (b)	Not Applicable.
26 (c) (1)	The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (c) (2)	Agent and General Agent Sales Agreements, previously filed as Exhibit 27(c)(3) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-109853, Post-Effective Amendment Number 1, on April 23, 2004, is hereby incorporated by reference.
26 (c) (3)	Combined with the Exhibit listed under 27(c)(3) above.
26 (d) (1)	Variable Adjustable Life Insurance Policy, 03-640, previously filed as Exhibit 27(d)(1) to Registrant’s Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.
26 (d) (2)	Family Term Agreement-Children, form 02-904, previously filed as exhibit 27(d)(2) to Registrant’s Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.
26 (d) (3)	Exchange of Insureds Agreement, form 02-914, previously filed as exhibit 27(d)(3) to Registrant’s Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.
26 (d) (4)	Inflation Agreement, form 02-916, previously filed as exhibit 27(d)(4) to Registrant’s Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.
26 (d) (5)	Waiver of Premium Agreement, form 02-917, previously filed as exhibit 27(d)(5) to Registrant’s Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.
26 (d) (6)	Business Continuation Agreement, form 02-929, previously filed as exhibit 27(d)(6) to Registrant’s Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.
26 (d) (7)	Accelerated Benefit Agreement, form 02-931, previously filed as exhibit 27(d)(7) to Registrant’s Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.
26 (d) (8)	Face Amount Increase Agreement, form 02-915, previously filed as exhibit 27(d)(8) to Registrant’s Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.
26 (d) (9)	Enhanced Guarantee Agreement, form 04-906, previously filed as exhibit 27(d)(9) to Registrant’s Form N-6, File Number 333-109853, Post-Effective Amendment Number 2, on February 28, 2005, is hereby incorporated by reference.
26 (d) (10)	Enhanced Guarantee Choice Agreement, form 04-908, previously filed as Exhibit 26(d)(10) to Registrant’s Form N-6, File Number 33-109853, Post-Effective Amendment Number 4, on April 21, 2006, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (e) (1)	Application Part 1 - New Issue, form ICC16-59410 1-2016, previously filed on April 25, 2017 as exhibit 26(e)(1) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (2)	Application Part 3 - New Issue - Agreement and Authorization, form ICC16-59536 12-2015, previously filed on April 25, 2017 as exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (3)	Policy Change Application Part 3 (Underwriting) - Agreements and Authorizations, form ICC17-59534 4-2017, previously filed on April 26, 2018 as exhibit 26(e)(3) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 12, is hereby incorporated by reference.
26 (e) (4)	Policy Change Application - No Underwriting Required, form ICC16-59537 6-2016, previously filed on April 25, 2017 as exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (5)	Policy Change Application Part 1 - Underwriting Required, form ICC16-59538 1-2016, previously filed on April 25, 2017 as exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (6)	Application Part 2, form F59572 Rev 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(6) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 6, is hereby incorporated by reference.
26 (e) (7)	Application Part 2, form F59573 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(7) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 6, is hereby incorporated by reference.
26 (e) (8)	Application Part 2, form ICC 12-59573-T 1-2012, previously filed as exhibit 26(e)(8) to Minnesota Life Variable Life Account’s to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.
26 (e) (9)	Variable Adjustable Life Allocation Options, form F72225 Rev 06-2019.
26 (e) (10)	Application 1A, New Issue (eApp), form ICC16-72540 7-2016, previously filed on April 25, 2017 as Exhibit 26(e)(8) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (e) (11)	Application 1B, New Issue (eApp), form ICC16-72541 7-2016, previously filed on April 25, 2017 as Exhibit 26(e)(9) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (e) (12)	Proposed Insured Juvenile Information for Ages 0-17, form ICC16-84732 7-2016, previously filed on April 25, 2017 as Exhibit 26(e)(10) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (f) (1)	Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit 27(f)(1) to Registrant’s Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.
26 (f) (2)	Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (g)	Reinsurance Contract, previously filed as Exhibit 27(g) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (1) (i)	Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
26 (h) (1) (ii)	Shareholder Information Agreement between Securian Funds Trust and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
26 (h) (2) (i)	Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.
26 (h) (2) (ii)	Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.
26 (h) (2) (iii)	Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.
26 (h) (2) (iv)	Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.
26 (h) (2) (v)	Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.
26 (h) (2) (vi)	Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (2) (vii)	Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (2) (viii)	Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
26 (h) (2) (ix)	Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (2) (x)	Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is hereby incorporated by reference.
26 (h) (3) (i)	Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
26 (h) (3) (ii)	First Amendment to Amended and Restated Participation Agreement among Minnesota Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (4) (i)	Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Accounts Form N-4, File Number 811-4294, Post-Effectiive Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.
26 (h) (5) (i)	Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (5) (ii)	Amendment No. 1 to the Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (5) (iii)	Amendment No. 2 to the Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (5) (iv)	Amendment No. 3 to the Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
26 (h) (5) (v)	Amendment No. 4 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (5) (vi)	Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, Oppenheimer Funds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (5) (vi) (i)	Amendment No. 6 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (5) (vii)	Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (5) (viii)	Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (5) (ix)	Amendment No. 8 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 25, 2014 as exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (5) (x)	Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 25, 2014 as exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (6) (i)	Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (6) (ii)	Amendment No. 1 to the Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(y)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (6) (iii)	Amendment No. 2 to the Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (6) (iv)	Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
26 (h) (6) (v)	Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (6) (vi)	Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (6) (vii)	Amendment No. 6 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company dated December 12, 2012, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (7) (i)	Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (7) (ii)	Schedule A as amended May 1, 2003 to the Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (7) (iii)	Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (7) (iv)	Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (7) (v)	Amendment No. 2 to the Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company, previously filed on December 15, 2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.
26 (h) (7) (vi)	Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (7) (vii)	Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
26 (h) (7) (viii)	Fifth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on August 15, 2019 as Exhibit 24(b)8(i)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.
26 (h) (8) (i)	Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(10)(i) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (8) (ii)	Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(10)(ii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (8) (iii)	Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
26 (h) (8) (iv)	Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (8) (v)	Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (8) (vi)	Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (8) (vii)	Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (8) (viii)	Administrative Services Agreement between Invesco Advisers, Inc. and Minnesota Life Insurance Company dated October 1, 2016, previously filed on November 8, 2016 as Exhibit 24(8)(i)(1) to Variable Annuity Account’s Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (9) (i)	Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(11) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (9) (ii)	Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (9) (iii)	Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (9) (iv)	Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
26 (h) (9) (v)	Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is hereby incorporated by reference.
26 (h) (9) (vi)	Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is hereby incorporated by reference.
26 (h) (10) (i)	Not applicable.
26 (h) (10) (ii)	Not applicable.
26 (h) (11) (i)	Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(i) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (11) (ii)	Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(ii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (11) (iii)	Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(iii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (11) (iv)	Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (11) (v)	Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (11) (vi)	Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (11) (vii)	Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (11) (viii)	Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (11) (ix)	Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (11) (x)	Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(1)(viii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (11) (xi)	Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
26 (h) (11) (xii)	Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (11) (xiii)	Amendment No. 9 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as exhibit 24(b)(8)(k)(xii) to Variable Annuity Account’s Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.
26 (h) (11) (xiv)	Amendment No. 10 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as exhibit 24(b)(8)(k)(xiii) to Variable Annuity Account’s Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.
26 (h) (12) (i)	Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(14)(i) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (12) (ii)	Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(14)(ii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (12) (iii)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(14)(iii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (12) (iv)	Amendment No. 3 to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
26 (h) (12) (v)	Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (12) (vi)	Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (12) (vii)	Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (12) (viii)	Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
26 (h) (12) (ix)	Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (12) (x)	Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc. previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
26 (h) (12) (xi)	Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc. previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
26 (h) (12) (xii)	Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.
26 (h) (12) (xiii)	Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.
26 (h) (13) (i)	Participation Agreement as of September 29, 2003 between Minnesota Life Insurance Company and Waddell & Reed, Inc. previously filed as Exhibit 27(h)(15) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, on February 19, 2004, is hereby incorporated by reference.
26 (h) (13) (ii)	Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (13) (iii)	Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
26 (h) (13) (iv)	Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 6, on February 27, 2009, is hereby incorporated by reference.
26 (h) (13) (v)	Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (13) (vi)	Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed on April 25, 2014 as exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (14) (i)	Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (14) (ii)	Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
26 (h) (15) (i)	Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24(c)(z) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (15) (ii)	Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (15) (iii)	Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(n)(15)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.
26 (h) (16) (i)	Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (17) (i)	Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
26 (h) (17) (ii)	Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.
26 (h) (17) (iii)	Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(ii) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
26 (h) (17) (iv)	Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (17) (v)	Fourth Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distributors, Inc. and Morgan Stanley Investment Management, Inc., previously filed on August 15, 2019 as Exhibit 24(b)8(y)(iv) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.
26 (h) (18) (i)	Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
26 (h) (18) (ii)	Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.
26 (h) (18) (iii)	Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.
26 (h) (18) (iv)	Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc, previously filed on April 25, 2014 as exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (18) (v)	Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc, previously filed on April 25, 2014 as exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (18) (vi)	Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc, previously filed on April 25, 2014 as exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (18) (vii)	Amendment Number Six among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)8(x)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.
26 (h) (18) (viii)	Amendment Number Seven among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)8(x)(vii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.
26 (h) (19) (i)	Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (19) (ii)	Amendment No. 1 to Participation Agreement among Minnesota Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Investment Advisers LLC, previously filed on August 15, 2019 as Exhibit 24(b)8(z)(i) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.
26 (h) (20) (i)	Not Applicable.
26 (h) (21) (i)	Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
26 (h) (21) (ii)	Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.
26 (h) (21) (iii)	Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (21) (iv)	Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed on August 15, 2019 as Exhibit 24(b)8(kk)(iii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.
26 (h) (21) (v)	Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed on August 15, 2019 as Exhibit 24(b)8(kk)(iv) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.
26 (h) (22) (i)	Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (22) (ii)	Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (22) (iii)	PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (22) (iv)	Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
26 (h) (22) (v)	Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (22) (vi)	Amendment to Selling Agreement between Minnesota Life Insurance Company, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (22) (vii)	Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (22) (viii)	Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
26 (h) (22) (ix)	Third Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Trust and Minnesota Life Insurance Company, previously filed on August 15, 2019 as Exhibit 24(b)8(aa)(iii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.
26 (h) (23) (i)	Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(gg) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (23) (ii)	Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (23) (iii)	Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company. previously filed on April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (23) (iv)	Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account’s Form N-4, File Number 811-4294, Post-Effective Number 193, on July 20, 2012, is hereby incorporated by reference.
26 (h) (23) (v)	Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (23) (vi)	Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (23) (vii)	Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (24) (i)	Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
26 (h) (24) (ii)	Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (24) (iii)	American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (24) (iv)	Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed on April 25, 2014 as exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (24) (v)	Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed on April 27, 2015 as Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is hereby incorporated by reference.
26 (i) (1) (i)	Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.
26 (i) (1) (ii)	First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (i) (2)(i)	Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(r) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.
26 (i) (2) (ii)	First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (j)	Not Applicable.
26 (k)	Opinion and Consent of Timothy E. Wuestenhagen, Esq.
26 (l)	Not Applicable.
26 (m)	Not Applicable.
26 (n)	Consent of KPMG LLP.
26 (o)	Not Applicable.
26 (p)	Not Applicable.
26 (q)	Redeemability exemption.
26 (r)	Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.